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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

                 REGISTRATION STATEMENT (NO. 2-56846) UNDER THE
                             SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.
                         POST-EFFECTIVE AMENDMENT NO. 85
                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 86

                              VANGUARD INDEX FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

           P.O. BOX 2600, VALLEY FORGE, PA 19482 (ADDRESS OF PRINCIPAL
                                EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

               IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:
            ON APRIL 28, 2003 PURSUANT TO PARAGRAPH (B) OF RULE 485.



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VANGUARD(R) U.S. STOCK INDEX FUNDS
Investor Shares & Admiral(TM) Shares . April 28, 2003


This prospectus
contains financial data
for the Funds through
the fiscal year ended
December 31, 2002.


                                          VANGUARD TOTAL STOCK MARKET INDEX FUND

                                                         VANGUARD 500 INDEX FUND

                                             VANGUARD EXTENDED MARKET INDEX FUND

                                                     VANGUARD MID-CAP INDEX FUND

                                                   VANGUARD SMALL-CAP INDEX FUND

                                                       VANGUARD VALUE INDEX FUND

                                             VANGUARD SMALL-CAP VALUE INDEX FUND

                                                      VANGUARD GROWTH INDEX FUND

                                            VANGUARD SMALL-CAP GROWTH INDEX FUND



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VANGUARD U.S. STOCK INDEX FUNDS
INVESTOR SHARES AND ADMIRAL SHARES
PROSPECTUS
APRIL 28, 2003





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CONTENTS

1 AN INTRODUCTION TO INDEX FUNDS               42 DIVIDENDS, CAPITAL GAINS,
                                                  AND TAXES

2 FUND PROFILES                                43 SHARE PRICE

  2 Vanguard Total Stock Market Index Fund     44 FINANCIAL HIGHLIGHTS

  5 Vanguard 500 Index Fund                    53 INVESTING WITH VANGUARD

  9 Vanguard Extended Market Index Fund           53 Buying Shares

  13 Vanguard Mid-Cap Index Fund                  55 Converting Shares

  17 Vanguard Small-Cap Index Fund                56 Redeeming Shares

  21 Vanguard Value Index Fund                    58 Exchanging Shares

  25 Vanguard Small-Cap Value Index Fund          59 Other Rules You Should Know

  28 Vanguard Growth Index Fund                   61 Fund and Account Updates

  32 Vanguard Small-Cap Growth Index Fund         62 Contacting Vanguard

35 MORE ON THE FUNDS                            65 VIPER(R) SHARES

41 THE FUNDS AND VANGUARD                       GLOSSARY (inside back cover)

41 INVESTMENT ADVISER
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WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
--------------------------------------------------------------------------------

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SHARE CLASS OVERVIEW

This prospectus offers Investor Shares for all of the Funds as well as Admiral Shares for seven of the Funds. Please note that the Admiral Shares are NOT available to:
o    SIMPLE IRAs and 403(b)(7) custodial accounts;
o Other retirement plan accounts receiving special administrative services from Vanguard; or
o Accounts maintained by financial intermediaries, except in limited circumstances.


Investor Shares and Admiral Shares of Vanguard Total Stock Market and Extended Market Index Funds can be converted into an exchange-traded class of shares known as VIPER Shares. A brief description of VIPER Shares and how to convert to them appears on pages 65-67 of this prospectus. A separate prospectus containing more information about VIPER Shares is available at Vanguard's website or by calling 1-866-499-8473 (1-866-499-VIPER).


A separate prospectus offers Institutional Shares for all of the Funds (except the 500 Index Fund). Institutional Shares are for investors who do not require special employee benefit plan services and who are willing to invest a minimum of $10 million.

The Funds' separate share classes have different expenses; as a result, their investment performances will differ.
--------------------------------------------------------------------------------

                                                                               1
AN INTRODUCTION TO INDEX FUNDS


WHAT IS INDEXING?

Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.
     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS

Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about the nine Vanguard U.S. Stock Index Funds. Eight of these Funds seek to track a particular segment of the U.S. stock market; the ninth Fund seeks to track the entire U.S. stock market.


--------------------------------------------------------------------------
FUND                                            SEEKS TO TRACK
--------------------------------------------------------------------------
Vanguard Total Stock Market Index Fund          The overall stock market
Vanguard 500 Index Fund                         Large-cap stocks
Vanguard Extended Market Index Fund             Mid- and small-cap stocks
Vanguard Mid-Cap Index Fund                     Mid-cap stocks
Vanguard Small-Cap Index Fund                   Small-cap stocks
Vanguard Value Index Fund                       Large-cap value stocks
Vanguard Small-Cap Value Index Fund             Small-cap value stocks
Vanguard Growth Index Fund                      Large-cap growth stocks
Vangaurd Small-Cap Growth Index Fund            Small-cap growth stocks
--------------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--
VANGUARD(R) TOTAL STOCK MARKET INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of the overall stock market.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Fund invests all, or substantially all, of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.



              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              Scale -40% -- 60%

                                1993     10.62
                                1994     -0.17
                                1995     35.79
                                1996     20.96
                                1997     30.99
                                1998     23.26
                                1999     23.81
                                2000    -10.57
                                2001    -10.97
                                2002    -20.96
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 21.51% (quarter ended December 31, 1998), and the lowest return for a quarter was -16.84% (quarter ended September 30, 2002).
     The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for Admiral Shares will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.


     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.


     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.



--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                                              PERIODS ENDED DECEMBER 31, 2002
                                            1 YEAR      5 YEARS        10 YEARS
--------------------------------------------------------------------------------
VANGUARD TOTAL STOCK MARKET INDEX
 FUND INVESTOR SHARES
 Return Before Taxes                        -20.96%       -0.80%         8.60%
 Return After Taxes on Distributions        -21.37        -1.38          7.77
 Return After Taxes on Distributions        -12.85        -0.83          6.87
  and Sale of Fund Shares
--------------------------------------------------------------------------------
VANGUARD TOTAL STOCK MAREKT INDEX
 FUND ADMIRAL SHARES*
 Return Before Taxes                        -20.95%         --            --
--------------------------------------------------------------------------------
WILSHIRE 5000 INDEX (reflects no deduction
 for fees, expenses, or taxes)              -20.86%       -0.87%         8.74%
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                      --------        -------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None*          None*
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None
Account Maintenance Fee (for accounts under $10,000): $2.50/quarter**    None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                       0.18%         0.13%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                            0.02%         0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                    0.20%          0.15%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.
** If applicable, the account maintenance fee will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

4

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------------------------------------
                                         1 YEAR   3 YEARS   5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Investor Shares                             $20       $64      $113      $255
Admiral Shares                               15        48        85       192
--------------------------------------------------------------------------------



     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are distributed in March,     Investor Shares--May be converted to
June, September, and December;        Admiral Shares if you meet certain account
capital gains, if any, are            balance and tenure requirements.
distributed annually in December.       Admiral Shares--May be converted to
                                      Investor Shares if you are no longer
INVESTMENT ADVISER                    eligible for Admiral Shares
The Vanguard Group, Valley Forge,
Pa.,                                  NEWSPAPER ABBREVIATION
since inception                       Investor Shares--TotSt
                                      Admiral Shares--TotStAdml
INCEPTION DATE
Investor Shares--April 27, 1992       VANGUARD FUND NUMBER
Admiral Shares--November 13, 2000     Investor Shares--85
                                      Admiral Shares--585
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002                     CUSIP NUMBER
$24.1 billion                         Investor Shares--922908306
                                      Admiral Shares--922908728
SUITABLE FOR IRAS
Yes                                   TICKER SYMBOL
                                      Investor Shares--VTSMX
MINIMUM INITIAL INVESTMENT            Admiral Shares--VTSAX
 Investor Shares--$3,000; $1,000 for
IRAs and most custodial accounts for
minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

                                                                               5
FUND PROFILE--VANGUARD(R) 500 INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of large-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's 500 Index, which is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:


o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


o Investment style risk, which is the chance that returns from large-cap stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.



              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              Scale -40% -- 60%

                                1993      9.89
                                1994      1.18
                                1995     37.45
                                1996     22.88
                                1997     33.19
                                1998     28.62
                                1999     21.07
                                2000     -9.06
                                2001    -12.02
                                2002    -22.15
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 21.39% (quarter ended December 31, 1998), and the lowest return for a quarter was -17.22% (quarter ended September 30, 2002).

6


     The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for Admiral Shares will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown. Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                                              PERIODS ENDED DECEMBER 31, 2002
                                          1 YEAR       5 YEARS         10 YEARS
--------------------------------------------------------------------------------
VANGUARD 500 INDEX FUND INVESTOR
 SHARES
 Return Before Taxes                      -22.15%        -0.61%          9.27%
 Return After Taxes on                    -22.62         -1.14           8.44
  Distributions
 Return After Taxes on
  Distributions and Sale of Fund Shares   -13.58         -0.67           7.44
--------------------------------------------------------------------------------
VANGUARD 500 INDEX FUND ADMIRAL SHARES*
 Return Before Taxes                      -22.10%          --              --
--------------------------------------------------------------------------------
S&P 500 INDEX (reflects no deduction for
 fees, expenses, or taxes)                -22.10%        -0.59%          9.34%
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                      --------        -------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None*          None*
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None
Account Maintenance Fee (for accounts under $10,000): $2.50/quarter**    None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                      0.16%         0.11%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                           0.02%         0.01%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                    0.18%         0.12%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.
** If applicable, the account maintenance fee will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.


     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



---------------------------------------------------------
                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares       $18       $58      $101      $230
Admiral Shares         12        39        68       154
---------------------------------------------------------



     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

8


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are distributed quarterly     Investor Shares--May be converted to
in March, June, September, and        Admiral Shares if you meet certain account
December; capital gains, if any,      balance and tenure requirements
are distributed annually in December.
                                        Admiral Shares--May be converted to
                                      Investor Shares if you are no longer
INVESTMENT ADVISER                    eligible for Admiral Shares
The Vanguard Group, Valley Forge,
Pa.,                                  NEWSPAPER ABBREVIATION
since inception                       Investor Shares--500
                                      Admiral Shares--500Adml
INCEPTION DATE
Investor Shares--August 31, 1976      VANGUARD FUND NUMBER
Admiral Shares--November 13, 2000     Investor Shares--40
                                      Admiral Shares--540
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002                     CUSIP NUMBER
$68.1 billion                         Investor Shares--922908108
                                      Admiral Shares--922908710
SUITABLE FOR IRAS
Yes                                   TICKER SYMBOL
                                      Investor Shares--VFINX
MINIMUM INITIAL INVESTMENT            Admiral Shares--VFIAX
 Investor Shares--$3,000; $1,000 for
IRAs and most custodial accounts for
minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) EXTENDED MARKET INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Wilshire 4500 Completion Index, a broadly diversified index of stocks of small and medium-size U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the Standard & Poor's 500 Index. The Fund invests all, or substantially all, of its assets in a representative sample of the stocks that make up the Wilshire 4500 Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:


o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o Investment style risk, which is the chance that returns from small- and mid-cap stocks will trail returns from the overall stock market.
     Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.


              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              Scale -40% -- 60%

                                1993      14.49
                                1994      -1.76
                                1995      33.80
                                1996      17.65
                                1997      26.73
                                1998       8.32
                                1999      36.22
                                2000     -15.55
                                2001      -9.13
                                2002     -18.06
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 29.54% (quarter ended December 31, 1999), and the lowest return for a quarter was -21.05% (quarter ended September 30, 2001).

10


     The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for Admiral Shares will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                                              PERIODS ENDED DECEMBER 31, 2002
                                            1 YEAR      5 YEARS        10 YEARS
--------------------------------------------------------------------------------
VANGUARD EXTENDED MARKET INDEX FUND
 INVESTOR SHARES
 Return Before Taxes                        -18.06%       -1.49%         7.61%
 Return After Taxes on Distributions        -18.36        -3.47          5.76
 Return After Taxes on Distributions        -11.09        -1.25          6.03
  and Sale of Fund Shares
--------------------------------------------------------------------------------
VANGUARD EXTENDED MARKET INDEX FUND
 ADMIRAL SHARES*                            -18.02%         --            --
--------------------------------------------------------------------------------
WILSHIRE 4500 INDEX (reflects no deduction
 for fees, expenses, or taxes)              -17.80%       -1.57%         7.32%
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                      --------        -------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None*          None*
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None
Account Maintenance Fee (for accounts under $10,000): $10/year**         None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                      0.23%         0.18%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                           0.03%         0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                    0.26%         0.20%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.
** If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



---------------------------------------------------------
                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares       $27      $84      $146      $331
Admiral Shares         20       64       113       255
---------------------------------------------------------


     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

12

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS        CONVERSION FEATURES
Distributed annually in December    Investor Shares--May be converted to
                                   Admiral Shares if you meet certain account
INVESTMENT ADVISER                 balance and tenure requirements
The Vanguard Group, Valley Forge,   Admiral Shares--May be converted to
Pa.,                               Investor Shares if you are no longer
since inception                    eligible for Admiral Shares

INCEPTION DATE                     NEWSPAPER ABBREVIATION
Investor Shares--December 21,      Investor Shares--Extnd
1987                               Admiral Shares--ExtndAdml
Admiral Shares--November 13, 2000
                                   VANGUARD FUND NUMBER
NET ASSETS (ALL SHARE CLASSES) AS  Investor Shares--98
OF                                 Admiral Shares--598
DECEMBER 31, 2002
$3.9 billion                       CUSIP NUMBER
                                   Investor Shares--922908207
SUITABLE FOR IRAS                  Admiral Shares--922908694
Yes
                                  TICKER SYMBOL
MINIMUM INITIAL INVESTMENT         Investor Shares--VEXMX
 Investor Shares--$3,000; $1,000   Admiral Shares--VEXAX
for IRAs and most custodial
accounts for minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) MID-CAP INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of mid-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's MidCap 400 Index, which is made up of a group of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:


o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


o Investment style risk, which is the chance that returns from mid-cap stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.



              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              Scale -40% -- 60%

                                1999      15.32
                                2000      18.10
                                2001      -0.50
                                2002     -14.61
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 17.96% (quarter ended December 31, 2001), and the lowest return for a quarter was -16.56% (quarter ended September 30, 2002).

14


     The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for Admiral Shares will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                                                 PERIODS ENDED DECEMBER 31, 2002
                                                                           SINCE
                                                         1 YEAR       INCEPTION*
--------------------------------------------------------------------------------
VANGUARD MID-CAP INDEX FUND INVESTOR SHARES
 Return Before Taxes                                    -14.61%            5.07%
 Return After Taxes on Distributions                    -15.12             3.22
 Return After Taxes on Distributions and
  Sale of Fund Shares                                    -8.77             3.36
--------------------------------------------------------------------------------
VANGUARD MID-CAP INDEX FUND ADMIRAL SHARES**
 Return Before Taxes                                    -14.55%             --
--------------------------------------------------------------------------------
S&P MIDCAP 400 INDEX (reflects no deduction for fees,
 expenses, or taxes)                                    -14.51%            4.69%
--------------------------------------------------------------------------------

* Since-inception returns are from May 21, 1998--the inception date of the Investor Shares--through December 31, 2002.

** Average annual total returns from November 12, 2001--the inception date of the Admiral Shares--through December 31, 2002, were -6.78% for Vanguard Mid-Cap Index Fund Admiral Shares and -6.04% for the S&P MidCap 400 Index.




FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                      --------        -------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None*          None*
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None
Account Maintenance Fee (for accounts under $10,000): $10/year**         None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                      0.23%         0.16%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                           0.03%         0.02%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                    0.26%         0.18%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.
** If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.


     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



---------------------------------------------------------
                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares       $27       $84      $146      $331
Admiral Shares         18        58       101       230
---------------------------------------------------------



     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

16


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS        CONVERSION FEATURES
Distributed annually in December    Investor Shares--May be converted to
                                   Admiral Shares if you meet certain account
INVESTMENT ADVISER                 balance and tenure requirements
The Vanguard Group, Valley Forge,   Admiral Shares--May be converted to
Pa.,                               Investor Shares if you are no longer
since inception                    eligible for Admiral Shares

INCEPTION DATE                     NEWSPAPER ABBREVIATION
Investor Shares--May 21, 1998      Investor Shares--MidCp
Admiral Shares--November 12, 2001  Admiral Shares--MidCpAdml

NET ASSETS (ALL SHARE CLASSES)     VANGUARD FUND NUMBER
AS OF DECEMBER 31, 2002            Investor Shares--859
$3.3 billion                       Admiral Shares--5859

                                   CUSIP NUMBER
SUITABLE FOR IRAS                  Investor Shares--922908843
Yes                                Admiral Shares--922908645

MINIMUM INITIAL INVESTMENT         TICKER SYMBOL
 Investor Shares--$3,000; $1,000   Investor Shares--VIMSX
for IRAs and most custodial        Admiral Shares--VIMAX
accounts for minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) SMALL-CAP INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of small-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Russell 2000 Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is made up of the 2,000 smallest companies from a list of the 3,000 largest U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:


o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


o Investment style risk, which is the chance that returns from small-cap stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              Scale -40% -- 60%


                                1993      18.70
                                1994      -0.51
                                1995      28.74
                                1996      18.12
                                1997      24.59
                                1998      -2.61
                                1999      23.13
                                2000      -2.67
                                2001       3.10
                                2002     -20.02
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 20.88% (quarter ended December 31, 2001), and the lowest return for a quarter was -21.37% (quarter ended September 30, 2002).

18


     The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for Admiral Shares will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                                              PERIODS ENDED DECEMBER 31, 2002
                                            1 YEAR      5 YEARS        10 YEARS
--------------------------------------------------------------------------------
VANGUARD SMALL-CAP INDEX FUND
 INVESTOR SHARES
 Return Before Taxes                        -20.02%       -0.76%         7.97%
 Return After Taxes on Distributions        -20.40        -2.55          6.08
 Return After Taxes on Distributions
  and Sale of Fund Shares                   -12.29        -0.85          6.14
--------------------------------------------------------------------------------
VANGUARD SMALL-CAP INDEX FUND
 ADMIRAL SHARES*
 Return Before Taxes                        -19.95%         --             --
--------------------------------------------------------------------------------
RUSSELL 200O INDEX (reflects no deduction
 for fees, expenses, or taxes)              -20.48%       -1.36%         7.16%
--------------------------------------------------------------------------------
* Average annual total returns from November 13, 2000--the inception date of the Admiral Shares--through December 31, 2002, were -7.84% for Vanguard Sma--Cap Index Fund Admiral Shares and -5.86% for the Russell 2000 Index.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                      --------        -------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None*          None*
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None
Account Maintenance Fee (for accounts under $10,000): $10/year**         None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                      0.24%         0.15%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                           0.03%         0.03%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                    0.27%         0.18%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares. ** If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.


     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



---------------------------------------------------------
                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares       $28       $87      $152      $343
Admiral Shares         18        58       101       230
---------------------------------------------------------



     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

20


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS        CONVERSION FEATURES
Distributed annually in December    Investor Shares--May be converted to
                                   Admiral Shares if you meet certain account
INVESTMENT ADVISER                 balance and tenure requirements
The Vanguard Group, Valley Forge,   Admiral Shares--May be converted to
Pa.,                               Investor Shares if you are no longer
since 1989                         eligible for Admiral Shares

INCEPTION DATE                     NEWSPAPER ABBREVIATION
Investor Shares--October 3, 1960   Investor Shares--SmCap
Admiral Shares--November 13, 2000  Admiral Shares-SmCapAdml

                                   CUSIP NUMBER
SUITABLE FOR IRAS                  Investor Shares--922908702
Yes                                Admiral Shares--922908686

MINIMUM INITIAL INVESTMENT         TICKER SYMBOL
 Investor Shares--$3,000; $1,000   Investor Shares--NAESX
for IRAs and most custodial        Admiral Shares--VSMAX
accounts for minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) VALUE INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of large-capitalization value stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's 500/Barra Value Index, which includes those stocks of the S&P 500 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:


o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


o Investment style risk, which is the chance that returns from large-cap value stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.


              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              Scale -40% -- 60%

                                1993      18.35
                                1994      -0.73
                                1995      36.94
                                1996      21.86
                                1997      29.77
                                1998      14.64
                                1999      12.57
                                2000       6.08
                                2001     -11.88
                                2002     -20.91
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 17.50% (quarter ended December 31, 1998), and the lowest return for a quarter was -20.45% (quarter ended September 30, 2002).

22


     The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for Admiral Shares will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.



--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                                              PERIODS ENDED DECEMBER 31, 2002
                                          1 YEAR       5 YEARS         10 YEARS
--------------------------------------------------------------------------------
VANGUARD VALUE INDEX FUND INVESTOR
 SHARES
 Return Before Taxes                      -20.91%        -0.93%          9.27%
 Return After Taxes on                    -21.52         -2.72           7.41
  Distributions
 Return After Taxes on
  Distributions and Sale of Fund Shares   -12.82         -1.10           7.15
--------------------------------------------------------------------------------
VANGUARD VALUE INDEX FUND ADMIRAL SHARES*
 Return Before Taxes                      -20.85%          --              --
--------------------------------------------------------------------------------
S&P 500/BARRA VALUE INDEX (reflects no
 deduction for fees, expenses, or taxes)  -20.85%        -0.85%          9.39%
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                      --------        -------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None*          None*
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None
Account Maintenance Fee (for accounts under $10,000): $2.50/quarter**    None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                      0.20%         0.12%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                           0.03%         0.03%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                    0.23%         0.15%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.
** If applicable, the account maintenance fee will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.


     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



---------------------------------------------------------
                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares       $24       $74      $130      $293
Admiral Shares         15        48        85       192
---------------------------------------------------------


     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

24


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are distributed quarterly     Investor Shares--May be converted to
March, June, September, and December; Admiral Shares if you meet certain account
capital gains, if any, are            balance and tenure requirements
distributed annually in December.       Admiral Shares--May be converted to
                                      Investor Shares if you are no longer
INVESTMENT ADVISER                    eligible for Admiral Shares
The Vanguard Group, Valley Forge,
Pa.,                                  NEWSPAPER ABBREVIATION
since inception                       Investor Shares--Value
                                      Admiral Shares--ValAdml
INCEPTION DATE
Investor Shares--November 2, 1992     VANGUARD FUND NUMBER
Admiral Shares--November 13, 2000     Investor Shares--06
                                      Admiral Shares--506
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002                     CUSIP NUMBER
$3.2 billion                          Investor Shares--922908405
                                      Admiral Shares--922908678
SUITABLE FOR IRAS
Yes                                   TICKER SYMBOL
                                      Investor Shares--VIVAX
MINIMUM INITIAL INVESTMENT            Admiral Shares--VVIAX
 Investor Shares--$3,000; $1,000 for
IRAs and most custodial accounts for
minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) SMALL-CAP VALUE INDEX FUND


The Fund seeks to track the performance of a benchmark index that measures the invest ment return of small-capitalization value stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's SmallCap 600/Barra Value Index, which includes those stocks of the S&P SmallCap 600 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:


o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


o Investment style risk, which is the chance that returns from small-cap value stocks will trail returns from the overall stock market.
     Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.



              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              Scale -40% -- 60%
                                1999       3.35
                                2000      21.88
                                2001      13.70
                                2002     -14.20
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 21.37% (quarter ended December 31, 2001), and the lowest return for a quarter was -22.50% (quarter ended September 30, 2002).

26


     The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for another share class will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.



--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                                              PERIODS ENDED DECEMBER 31, 2002
                                                                          SINCE
                                                        1 YEAR       INCEPTION*
--------------------------------------------------------------------------------
VANGUARD SMALL-CAP VALUE INDEX FUND INVESTOR
 SHARES
 Return Before Taxes                                   -14.20%          1.59%
 Return After Taxes on Distributions                   -15.24          -0.30
 Return After Taxes on Distributions and Sale           -8.46           0.41
  of Fund Shares
--------------------------------------------------------------------------------
S&P SMALLCAP 600/BARRA VALUE INDEX (reflects no
 deduction for fees, expenses, or taxes)               -14.47%          0.95%
--------------------------------------------------------------------------------
*Since-inception returns are from May 21, 1998--the inception date of the Investor Shares--through December 31, 2002.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Purchase Fee:                                                      None*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Account Maintenance Fee (for accounts under $10,000):          $10/year**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.24%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.27%



* The Fund reserves the right to deduct a purchase fee from future purchases of shares.
** If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $28          $87        $152         $343
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------

ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS          MINIMUM INITIAL INVESTMENT
Distributed annually in December     $3,000; $1,000 for IRAs and most custodial
                                     accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,    NEWSPAPER ABBREVIATION
Pa.,                                 SmVal
since inception
                                     VANGUARD FUND NUMBER
INCEPTION DATE                       860
May 21, 1998
                                     CUSIP NUMBER
NET ASSETS (ALL SHARE CLASSES) AS    922908793
OF
DECEMBER 31, 2002                    TICKER SYMBOL
$1.5 billion                         VISVX

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

28

FUND PROFILE--VANGUARD(R) GROWTH INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of large-capitalization growth stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's 500/Barra Growth Index, which includes those stocks of the S&P 500 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. In addition, the Fund's performance could be hurt disproportionately by a decline in the prices of just a few stocks. This is because, compared with other mutual funds, the Fund invests a greater percentage of assets in the stocks of fewer companies. The Fund's performance could also be hurt by:


o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


o Investment style risk, which is the chance that returns from large-cap growth stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.


              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              Scale -40% -- 60%

                                1993       1.53
                                1994       2.89
                                1995      38.06
                                1996      23.74
                                1997      36.34
                                1998      42.21
                                1999      28.76
                                2000     -22.21
                                2001     -12.93
                                2002     -23.68
              ----------------------------------------------------



     During the periods shown in the bar chart, the highest return for a calendar quarter was 24.64% (quarter ended December 31, 1998), and the lowest return for a quarter was -17.50% (quarter ended March 31, 2001).

     The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for Admiral Shares will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.



--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                                              PERIODS ENDED DECEMBER 31, 2002
                                          1 YEAR       5 YEARS         10 YEARS
--------------------------------------------------------------------------------
VANGUARD GROWTH INDEX FUND
 INVESTOR SHARES
 Return Before Taxes                     -23.68%        -1.09%          8.70%
 Return After Taxes on Distributions     -23.99         -1.53           8.05
 Return After Taxes on  Distributions
  and Sale of Fund Shares                -14.53         -0.94           7.09
--------------------------------------------------------------------------------
VANGUARD GROWTH INDEX FUND
 ADMIRAL SHARES
 Return Before Taxes                     -23.62%          --             --
--------------------------------------------------------------------------------
S&P500/BARRA GROWTH INDEX (reflects no
 deduction for fees, expenses, or taxes) -23.59%        -1.08%          8.79%
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

30


                                                      INVESTOR        ADMIRAL
                                                        SHARES         SHARES
                                                      --------        -------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:                 None           None
Purchase Fee:                                             None*          None*
Sales Charge (Load) Imposed on Reinvested                 None           None
Dividends:
Redemption Fee:                                           None           None
Account Maintenance Fee (for accounts under $10,000): $2.50/quarter**    None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                      0.20%         0.12%
12b-1 Distribution Fee:                                   None           None
Other Expenses:                                           0.03%         0.03%
 TOTAL ANNUAL FUND OPERATING EXPENSES:                    0.23%         0.15%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.
** If applicable, the account maintenance fee will be deducted from your quarterly distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.


     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



---------------------------------------------------------
                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares       $24       $74      $130      $293
Admiral Shares         15        48        85       192
---------------------------------------------------------



     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are distributed quarterly     Investor Shares--May be converted to
in March, June, September, and        Admiral Shares if you meet certain balance
December; capital gains, if any,      and tenure requirements
are distributed annually in December    Admiral Shares--May be converted to
                                      Investor Shares if you are no longer
INVESTMENT ADVISER                    eligible for Admiral Shares
The Vanguard Group, Valley Forge,
Pa.,                                  NEWSPAPER ABBREVIATION
since inception                       Investor Shares--Growth
                                      Admiral Shares--GrwthAdml
INCEPTION DATE
Investor Shares--November 2, 1992     VANGUARD FUND NUMBER
Admiral Shares--November 13, 2000     Investor Shares--09
                                      Admiral Shares--509
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002                     CUSIP NUMBER
$7.5 billion                          Investor Shares--922908504
                                      Admiral Shares--922908660
SUITABLE FOR IRAS
Yes                                   TICKER SYMBOL
                                      Investor Shares--VIGRX
MINIMUM INITIAL INVESTMENT            Admiral Shares--VIGAX
 Investor Shares--$3,000; $1,000 for
IRAs and most custodial accounts for
minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

32

FUND PROFILE--
VANGUARD(R) SMALL-CAP GROWTH INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of small-capitalization growth stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's SmallCap 600/Barra Growth Index, which includes those stocks of the S&P SmallCap 600 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:


o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


o Investment style risk, which is the chance that returns from small-cap growth stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.


              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              Scale -40% -- 60%

                                1999      19.80
                                2000       1.59
                                2001      -0.78
                                2002     -15.41
              ----------------------------------------------------


     During the periods shown in the bar chart, the highest return for a calendar quarter was 20.69% (quarter ended December 31, 1999), and the lowest return for a quarter was -17.50% (quarter ended September 30, 2001).

     The table shows how the average annual total returns of the Investor Shares compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for another share class will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
                                              PERIODS ENDED DECEMBER 31, 2002
                                                                          SINCE
                                                        1 YEAR       INCEPTION*
--------------------------------------------------------------------------------
VANGUARD SMALL-CAP GROWTH INDEX FUND INVESTOR
 SHARES
 Return Before Taxes                                   -15.41%         -0.60%
 Return After Taxes on Distributions                   -15.50          -1.00
 Return After Taxes on Distributions and Sale
  of Fund Shares                                        -9.46          -0.59
--------------------------------------------------------------------------------
S&P SMALLCAP 600/BARRA GROWTH INDEX (relfects
 no deduction for fees, expenses, or taxes)            -15.36%         -0.97%
--------------------------------------------------------------------------------
* Since-inception returns are from May 21, 1998--the inception date of the Investor Shares--through December 31, 2002.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

34



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Purchase Fee:                                                      None*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                    None
      Account Maintenance Fee (for accounts under $10,000):          $10/year**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.24%
      12b-1 Distribution Fee:                                           None
      Other Expenses:                                                   0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.27%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.
** If applicable, the account maintenance fee will be deducted from your annual distribution of the Fund's dividends. If your distribution is less than the fee, fractional shares may be automatically redeemed to make up the difference.

     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
     $28         $87        $152        $343
--------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS          MINIMUM INITIAL INVESTMENT
Distributed annually in December     $3,000; $1,000 for IRAs and most custodial
                                     accounts for minors
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,    NEWSPAPER ABBREVIATION
Pa.,                                 SmGth
since inception
                                     VANGUARD FUND NUMBER
INCEPTION DATE                       861
May 21, 1998
                                     CUSIP NUMBER
NET ASSETS (ALL SHARE CLASSES) AS    922908827
OF
DECEMBER 31, 2002                    TICKER SYMBOL
 $492 million                        VISGX

SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------

MORE ON THE FUNDS


This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.
     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.


ADVANTAGES OF INDEX FUNDS


Index funds typically have the following characteristics:
o Variety of investments. Vanguard index funds generally invest in securities of a wide variety of companies and industries.
o Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
o Low cost. Index funds are inexpensive to run, compared with actively managed funds. They have few or no research costs, and typically keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.


     Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions. That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, and, thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

INDEXING METHODS


In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
     REPLICATION METHOD. Many stock funds use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. The 500, Mid-Cap, Small-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds employ this method of indexing.
     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 5,600 separate stocks as of December 31, 2002), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund's adviser selects from the target index a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. For stock funds, these

36


include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks. The Total Stock Market, and Extended Market Index Funds employ this method of indexing.
     The following table shows the number of stocks held by each Fund, and the number of stocks in its target index, as of December 31, 2002.

      --------------------------------------------------------
                               NUMBER OF     NUMBER OF STOCKS
      VANGUARD INDEX FUND     STOCKS HELD    IN TARGET INDEX
      --------------------------------------------------------
      Total Stock Market         3,739            5,668
      500                          505              500
      Extended Market            3,242            5,172
      Mid-Cap                      402              400
      Small-Cap                  1,977            1,964
      Value                        353              352
      Small-Cap Value              390              390
      Growth                       149              148
      Small-Cap Growth             211              210
      --------------------------------------------------------


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS


Growth investing and value investing are two styles employed by stock-fund managers. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Value funds typically emphasize stocks whose prices are below-average in comparison with those measures; these stocks often have above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price.
--------------------------------------------------------------------------------


MARKET EXPOSURE


The Funds invest mainly in common stocks. As a result, they are subject to certain risks.

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     MARKET CAPITALIZATION. Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, or large-cap. It's important to understand that, for both companies and stock funds, market capitalization ranges change over time. Also, interpretations of size vary, and there is no "official" definition of small-, mid-, and large-cap, even among Vanguard fund advisers. The median market capitalization of each Fund as of December 31, 2002 is listed below:


        ----------------------------------------------
                                    MEDIAN MARKET
        VANGUARD INDEX FUND        CAPITALIZATION
        ----------------------------------------------
        Total Stock Market         $26.2 billion
        500                            47.0
        Extended Market                 1.5
        Mid-Cap                         2.2
        Small-Cap                       0.6
        Value                          22.8
        Small-Cap Value                 0.6
        Growth                         71.4
        Small-Cap Growth                1.0
        ----------------------------------------------


     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.


----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2002)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
----------------------------------------------------------
Best                   54.2%    28.6%     19.9%     17.8%
Worst                 -43.1    -12.4      -0.8       3.1
Average                12.2     10.9      11.2      11.4
----------------------------------------------------------


     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2002. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 10.9%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.

     Keep in mind that the S&P 500 Index tracks mainly large-cap stocks. Historically, mid- and small-cap stocks (such as those held by the Total Stock Market, Extended Market, Mid- Cap, Small-Cap, Small-Cap Value, and Small-Cap Growth Index Funds) have been more volatile than--and at times have performed quite differently from--the large-cap stocks of the S&P 500 Index.
     Similarly, indexes that are subsets of the S&P 500 Index--such as the S&P 500/Barra Value Index and the S&P 500/Barra Growth Index (the target indexes of the Value and Growth Index Funds)--will not perform in the same way as the broader S&P 500 Index. Historically, the S&P 500/Barra Value Index has been less volatile than the S&P 500 Index; the S&P 500/Barra Growth Index, on the other hand, has displayed somewhat greater

38

short-term volatility than the S&P 500 Index. However, both value and growth stocks have the potential, at times, to be more volatile than the broader market.


[FLAG] EACH FUND (OTHER THAN THE TOTAL  STOCK  MARKET  INDEX FUND) IS SUBJECT TO
     INVESTMENT STYLE RISK, WHICH IS THE CHANCE THAT RETURNS FROM THE TYPES OF STOCKS IN WHICH THE FUND INVESTS WILL TRAIL RETURNS FROM THE OVERALL STOCK MARKET. SPECIFIC TYPES OF STOCKS (FOR INSTANCE, SMALL- CAP OR VALUE) TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

RISK OF NONDIVERSIFICATION

The target indexes tracked by Vanguard's U.S. Stock Index Funds hold diverse investments. Similarly, the Funds that track these indexes hold stocks of many companies across many different industry sectors. It is possible that a fund's target index could become less diversified if the index's largest companies significantly increase in value relative to the index's other components. In an extreme situation, a fund tracking such an index might no longer meet the legal definition of "diversified." (Such has been the case, from time to time, with the Growth Index Fund.) For this reason, Vanguard's U.S. Stock Index Funds are classified as "nondiversified." However, these funds, other than the Growth Index Fund, from inception to the date of this prospectus, in actuality have been diversified, and Vanguard expects them to continue to be diversified.


OTHER INVESTMENT POLICIES AND RISKS


Each Fund reserves the right to substitute a different index for the index it currently tracks. This could happen if the current index were discontinued, if the Fund's agreement with the sponsor of its target index were terminated, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same general market segment (large-, mid-, or small-cap; growth; or value) as the current index.


     Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that make up the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

     To track their target indexes as closely as possible, the Funds attempt to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Funds may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation under futures contracts will not exceed 20% of its total assets.
     The reasons for which a Fund may invest in futures include:
o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
o To reduce the Fund's transaction costs or add value when these instruments are favorably priced.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES


A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives can carry considerable risks, particularly if used for speculation or as leveraged investments.
--------------------------------------------------------------------------------





ACCOUNT MAINTENANCE FEE

Vanguard assesses an account maintenance fee on index fund shareholders whose account balances are below $10,000 (for any reason, including a decline in the value of a fund's shares) on the date a dividend is distributed. This fee is intended to allocate account maintenance costs more equitably among shareholders. For funds that distribute dividends quarterly, the account maintenance fee is $2.50 per quarter, deducted from the quarterly dividend, which usually is distributed during the last two weeks of each calendar quarter. For funds that distribute dividends annually, the account maintenance fee is $10 per year, deducted from the annual dividend, which usually is distributed during the last two weeks of the calendar year. If the fee is deducted from your dividend distribution, you will still be taxed on the full amount of your dividend (unless you hold your shares through a nontaxable account). If you are due a dividend that is less than the fee, fractional shares may be automatically redeemed to make up the difference.

COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:

40

o Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.


o Each Vanguard fund (other than money market funds) limits the number of times that an investor can exchange into and out of the fund.


o    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING


Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------



TURNOVER RATE

Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, an index fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes--such as the S&P 500 Index--typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds) because the indexes they track are the most likely to change as a result of companies merging, growing, or failing. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE


Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2002, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately 94%; for all domestic stock funds, the average turnover rate was approximately 111%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD


Each Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE


The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------



INVESTMENT ADVISER


The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the adviser to the Funds through its Quantitative Equity Group. As of December 31, 2002, Vanguard served as adviser for about $406 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
     For the fiscal year ended December 31, 2002, the advisory expenses for each Fund (with the exception of the Small-Cap Growth Index Fund) represented an effective annual rate of less than 0.01% of each Fund's average net assets. For the Small-Cap Growth Index Fund, the advisory expenses represented an effective annual rate of approximately 0.02% of its average net assets.
     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' securities and to seek to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates paid to the Funds as well as brokerage or research services provided to the adviser.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

42

DIVIDENDS, CAPITAL GAINS, AND TAXES


FUND DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings. Income dividends for the Total Stock Market, 500, Value, and Growth Index Funds generally are distributed in March, June, September, and December; income dividends for the Extended Market, Mid-Cap, Small-Cap,
Small-Cap Value, and Small-Cap Growth Index Funds generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------



BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
o Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.
o Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
o Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes.
o Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
o Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
o A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
o Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
o Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change).
You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------


GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 30% of any taxable distributions or redemptions from your account if you do not:
o    Provide us with your correct taxpayer identification number;
o    Certify that the taxpayer identification number is correct; and
o    Confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.


FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.


INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.


SHARE PRICE


Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.


     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

44


     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.


     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose reports--along with each Fund's financial statements--are included in the Funds' most recent annual reports to shareholders. You may have these annual reports sent to you without charge by contacting Vanguard.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Total Stock Market Index Fund's Investor Shares as an example. The Investor Shares began fiscal year 2002 with a net asset value (price) of $25.74 per share. During the year, each Investor Share earned $0.295 from investment income (interest and dividends). There was a decline of $5.672 per share in the value of investments held or sold by the Fund, resulting in a net decline of $5.377 per share from investment operations.

Shareholders received $0.293 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $20.07, reflecting losses of $5.377 per share and distributions of $0.293 per share. This was a decrease of $5.67 per share (from $25.74 at the beginning of the year to $20.07 at the end of the year. For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -20.96% for the year.

As of December 31, 2002, the Investor Shares had $14.2 billion in net assets. For the year, the expense ratio was 0.20% ($2.00 per $1,000 of net assets), and the net investment income amounted to 1.32% of average net assets. The Fund sold and replaced securities valued at 4% of its net assets.
--------------------------------------------------------------------------------

TOTAL STOCK MARKET INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                         2002          2001          2000          1999         1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $25.74        $29.26        $33.22        $27.42       $22.64
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   .295          .310          .331          .317         .336
 Net Realized and Unrealized Gain (Loss)on Investments (5.672)       (3.533)       (3.815)        6.133        4.898
---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                      (5.377)       (3.223)       (3.484)        6.450        5.234
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (.293)        (.297)        (.336)        (.330)       (.329)
 Distributions from Realized Capital Gains                 --            --         (.140)        (.320)       (.125)
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                    (.293)        (.297)        (.476)        (.650)       (.454)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $20.07        $25.74        $29.26        $33.22       $27.42
=====================================================================================================================
TOTAL RETURN*                                          -20.96%       -10.97%       -10.57%        23.81%       23.26%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                 $14,254       $15,781       $16,856       $18,133       $9,308
 Ratio of Total Expenses to Average Net Assets           0.20%         0.20%         0.20%         0.20%        0.20%
 Ratio of Net Investment Income to Average Net Assets    1.32%         1.11%         1.04%         1.15%        1.44%
 Turnover Rate                                           4%**          7%**            7%            3%           3%
=====================================================================================================================

* Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**   Turnover rates excluding in-kind redemptions were 2% and 3%, respectively.




TOTAL STOCK MARKET INDEX FUND ADMIRAL SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED               NOV. 13* TO
                                                                              DECEMBER 31,                  DEC. 31,
                                                                        ---------------------------------------------
                                                                               2002          2001               2000
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $25.75        $29.26             $30.22
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS

 Net Investment Income                                                         .296          .332               .049
 Net Realized and Unrealized  Gain (Loss) on Investments                     (5.672)       (3.533)             (.830)
 ---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                            (5.376)       (3.201)             (.781)
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                         (.304)        (.309)             (.099)
 Distributions from Realized Capital Gains                                       --            --              (.080)
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                                          (.304)        (.309)             (.179)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                               $20.07        $25.75             $29.26
=====================================================================================================================
TOTAL RETURN                                                                 -20.95%       -10.89%             -2.55%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                        $4,069        $3,894             $2,104
 Ratio of Total Expenses to Average Net Assets                                 0.15%         0.15%            0.15%**
 Ratio of Net Investment Income to Average Net Assets                          1.39%         1.17%            1.23%**
 Turnover Rate                                                                    4%+           7%+              7%
=====================================================================================================================

*    Inception.
**   Annualized.
+    Turnover rates excluding in-kind redemptions were 2% and 3%, respectively.

46


500 INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                         2002          2001          2000          1999         1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $105.89       $121.86       $135.33       $113.95      $ 90.07
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   1.32         1.260          1.29         1.370         1.33
 Net Realized and Unrealized Gain (Loss)on Investments (24.70)      (15.955)       (13.46)       22.415        24.30
---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                      (23.38)      (14.695)       (12.17)       23.785        25.63
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (1.36)       (1.275)        (1.30)       (1.410)       (1.33)
 Distributions from Realized Capital Gains                 --            --            --         (.995)        (.42)
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                    (1.36)       (1.275)        (1.30)       (2.405)       (1.75)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $81.15       $105.89       $121.86       $135.33      $113.95
=====================================================================================================================
TOTAL RETURN*                                          -22.15%       -12.02%        -9.06%        21.07%       28.62%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                 $56,224       $73,151       $88,240      $104,652      $74,229
 Ratio of Total Expenses to Average Net Assets           0.18%         0.18%         0.18%         0.18%        0.18%
 Ratio of Net Investment Income to Average Net Assets    1.43%         1.14%         0.98%         1.13%        1.35%
 Turnover Rate**                                            7%            4%            9%            6%           6%
=====================================================================================================================

* Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
** Turnover rates excluding in-kind redemptions were 6%, 3%, 7%, 3%, and 3%, respectively.



500 INDEX FUND ADMIRAL SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED               NOV. 13* TO
                                                                              DECEMBER 31,                  DEC. 31,
                                                                        ---------------------------------------------
                                                                               2002          2001               2000
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF  PERIOD                                       $105.89       $121.87            $124.88
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                        1.374         1.313               .179
 Net Realized and Unrealized Gain (Loss) on Investments                     (24.700)      (15.955)            (2.808)
---------------------------------------------------------------------------------------------------------------------
 Total from Investment  Operations                                          (23.326)      (14.642)            (2.629)
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                        (1.414)       (1.338)             (.381)
 Distributions from Realized  Capital Gains                                      --            --                 --
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                                         (1.414)       (1.338)             (.381)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                              $105.89       $121.87              81.15
=====================================================================================================================
TOTAL RETURN                                                                -22.10%       -11.98%             -2.10%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period(Millions)                                        $11,922       $13,863             $8,237
 Ratio of Total Expenses to Average Net Assets                                0.12%         0.12%             0.12%+
 Ratio of Net Investment Income to Average Net Assets                         1.50%         1.22%             1.03%+
 Turnover Rate**                                                                 7%            4%                 9%
=====================================================================================================================

*    Inception.
**   Turnover  rates  excluding  in-kind   redemptions  were  6%,  3%,  and  7%,
     respectively.
+    Annualized.

EXTENDED MARKET INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                         2002          2001          2000          1999         1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $23.09        $26.61        $37.07        $30.63       $30.76
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                    .19          .203          .274          .297         .388
 Net Realized and Unrealized Gain(Loss)on Investments   (4.36)       (2.703)       (6.041)       10.101        2.025
---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                       (4.17)       (2.500)       (5.767)       10.398        2.413
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    (.18)        (.210)        (.263)        (.318)       (.373)
 Distributions from Realized Capital Gains                 --         (.810)       (4.430)       (3.640)      (2.170)
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                     (.18)       (1.020)       (4.693)       (3.958)      (2.543)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $18.74        $23.09        $26.61        $37.07       $30.63
=====================================================================================================================
TOTAL RETURN*                                          -18.06%        -9.13%       -15.55%       36.22%         8.32%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                  $2,629        $3,115        $3,881        $4,221       $2,939
 Ratio of Total Expenses to Average Net Assets           0.26%         0.25%         0.25%         0.25%        0.23%
 Ratio of Net Investment Income to Average Net Assets    0.88%         0.88%         0.81%         1.04%        1.21%
 Turnover Rate                                             17%           20%           33%           26%          27%
=====================================================================================================================

* Total returns do not reflect the 0.25% purchase fee imposed through March 31, 2000, or the $10 annual account maintenance fee applied on balances under $10,000.



EXTENDED MARKET INDEX FUND ADMIRAL SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED               NOV. 13* TO
                                                                              DECEMBER 31,                  DEC. 31,
                                                                        ---------------------------------------------
                                                                               2002          2001               2000
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $23.09        $26.61             $31.89
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                         .201          .213               .050
 Net Realized and Unrealized Gain (Loss) on Investments                      (4.360)       (2.703)            (1.736)
---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                            (4.159)       (2.490)            (1.686)
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                         (.191)        (.220)             (.274)
 Distributions from Realized Capital Gains                                       --         (.810)            (3.320)
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                                          (.191)       (1.030)            (3.594)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                               $18.74        $23.09             $26.61
=====================================================================================================================
TOTAL RETURN                                                                -18.02%        -9.09%             -4.30%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                          $611          $735               $441
 Ratio of Total Expenses to Average Net Assets                                0.20%         0.20%            0.20%**
 Ratio of Net Investment Income to Average Net Assets                         0.94%         0.94%            1.23%**
 Turnover Rate                                                                  17%           20%                33%
=====================================================================================================================

*    Inception.
**   Annualized.

48


MID-CAP INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                         2002          2001          2000          1999        1998*
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $11.81        $12.21        $11.30        $10.79       $10.00
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   .088          .081          .071         .073         .053
 Net Realized and Unrealized Gain (Loss)on Investments (1.798)        (.166)        1.897        1.448         .840
 ---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                      (1.710)        (.085)        1.968        1.521         .893
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (.093)        (.070)        (.078  )     (.076  )     (.053  )
 Distributions from Realized Capital Gains              (.127)        (.245)        (.980  )     (.935  )     (.050  )
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                    (.220)        (.315)       (1.058  )    (1.011  )     (.103  )
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $ 9.88        $11.81        $12.21       $11.30       $10.79
=====================================================================================================================
TOTAL RETURN**                                         -14.61%       -0.50%        18.10%       15.32%        8.55%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                  $2,267        $2,049        $1,614          $605         $206
 Ratio of Total Expenses to Average Net Assets          0.26%         0.25%         0.25%         0.25%       0.25%+
 Ratio of Net Investment Income to Average Net Assets   0.85%         0.83%         0.90%         0.99%       1.19%+
 Turnover Rate                                            20%++         24%           51%           38%          44%
=====================================================================================================================

* Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement began May 21, 1998.
** Total returns do not reflect the 0.25% purchase fee imposed from inception through February 28, 1999, or the $10 annual account maintenance fee applied on balances under $10,000.
+    Annualized.
++   Turnover rate excluding in-kind redemptions was 18%.



MID-CAP INDEX FUND ADMIRAL SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                                       YEAR ENDED        NOV. 12* TO
                                                                                         DEC. 31,           DEC. 31,
                                                                                             2002               2001
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                       $53.56             $50.00
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                                       .431               .056
 Net Realized and Unrealized Gain (Loss) on Investments                                    (8.154)             3.982
---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                                          (7.723)             4.038
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                                       (.451)             (.320)
 Distributions from Realized Capital Gains                                                  (.576)             (.158)
---------------------------------------------------------------------------------------------------------------------
 Total Distributions.                                                                      (1.027)             (.478)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                             $44.81             $53.56
=====================================================================================================================
TOTAL RETURN                                                                              -14.55%              8.06%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                                        $411               $223
 Ratio of Total Expenses to Average Net Assets                                              0.18%            0.20%**
 Ratio of Net Investment Income to Average Net Assets                                       0.94%            0.86%**
 Turnover Rate                                                                                20%+               24%
=====================================================================================================================

*    Inception.
**   Annualized.
+    Turnover rate excluding in-kind redemptions was 18%.

SMALL-CAP INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                         2002          2001          2000          1999         1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $19.82        $19.44        $23.60        $21.20       $23.75
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   .192          .217          .270          .256         .311
 Net Realized and Unrealized Gain (Loss) on Investments(4.160)         .388        (1.145)        4.491       (1.007)
---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                      (3.968)         .605         (.875)        4.747        (.696)
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (.192)        (.225)        (.260)        (.267)       (.304)
 Distributions from Realized Capital Gains                 --            --        (3.025)       (2.080)      (1.550)
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                    (.192)        (.225)       (3.285)       (2.347)      (1.854)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $15.66        $19.82        $19.44        $23.60       $21.20
=====================================================================================================================
TOTAL RETURN*                                          -20.02%        3.10%        -2.67%        23.13%       -2.61%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                  $2,943        $3,545        $3,577        $3,553       $2,768
 Ratio of Total Expenses to Average Net Assets          0.27%         0.27%         0.27%         0.25%        0.24%
 Ratio of Net Investment Income to Average Net Assets   1.11%         1.16%         1.17%         1.25%        1.39%
 Turnover Rate                                            32%           39%           49%           42%          35%
=====================================================================================================================

* Total returns do not reflect the 0.5% purchase fee imposed through March 31, 2000, or the $10 annual account maintenance fee applied on balances under $10,000.




SMALL-CAP INDEX FUND ADMIRAL SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED               NOV. 13* TO
                                                                              DECEMBER 31,                  DEC. 31,
                                                                        ---------------------------------------------
                                                                               2002          2001               2000
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $19.82        $19.44             $22.40
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                         .207          .231               .053
 Net Realized and Unrealized Gain (Loss) on Investments                      (4.160)         .388               .062
---------------------------------------------------------------------------------------------------------------------
 Total from Investment  Operations                                           (3.953)         .619               .115
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                         (.207)        (.239)             (.265)
 Distributions from Realized Capital Gains                                       --           --              (2.810)
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                                          (.207)        (.239)            (3.075)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                               $15.66        $19.82             $19.44
=====================================================================================================================
TOTAL RETURN                                                                -19.95%         3.17%              1.75%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period(Millions)                                           $591          $547               $252
 Ratio of Total Expenses to Average Net Assets                                0.18%         0.20%            0.20%**
 Ratio of Net Investment Income to Average Net Assets                         1.22%         1.24%            1.79%**
 Turnover Rate                                                                  32%           39%                49%
=====================================================================================================================

*    Inception.
**   Annualized.

50


VALUE INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                         2002          2001          2000          1999         1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $18.90        $22.87        $22.89        $22.51       $20.85
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   .303          .309          .355          .355         .366
 Net Realized and Unrealized Gain (Loss)on Investments (4.238)       (2.986)         .963         2.342        2.647
---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                      (3.935)       (2.677)        1.318         2.697        3.013
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (.315)        (.316)        (.358)        (.362)       (.363)
 Distributions from Realized Capital Gains                 --         (.977)        (.980)       (1.955)       (.990)
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                    (.315)       (1.293)       (1.338)       (2.317)      (1.353)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $14.65        $18.90        $22.87        $22.89       $22.51
=====================================================================================================================
TOTAL RETURN*                                          -20.91%       -11.88%        6.08%        12.57%       14.64%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                 $2,197        $3,018        $3,450        $3,378       $2,421
 Ratio of Total Expenses to Average Net Assets          0.23%         0.22%         0.22%         0.22%        0.22%
 Ratio of Net Investment Income to Average Net Assets   1.80%         1.51%         1.60%         1.59%        1.72%
 Turnover Rate                                            26%           38%           37%           41%          33%
=====================================================================================================================

* Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.




VALUE INDEX FUND ADMIRAL SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED               NOV. 13* TO
                                                                              DECEMBER 31,                  DEC. 31,
                                                                        ---------------------------------------------
                                                                               2002          2001               2000
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $18.90        $22.87             $22.86
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                         .315          .318               .045
 Net Realized and Unrealized                                                 (4.238)       (2.986)              .635
 Gain (Loss) on Investments
---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                            (3.923)       (2.668)              .680
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                         (.327)        (.325)             (.100)
 Distributions from Realized Capital Gains                                       --         (.977)             (.570)
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                                          (.327)       (1.302)             (.670)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                               $14.65        $18.90             $22.87
=====================================================================================================================
TOTAL RETURN                                                                -20.85%       -11.83%              3.13%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                          $480          $587               $248
 Ratio of Total Expenses to Average Net Assets                                0.15%         0.17%            0.17%**
 Ratio of Net Investment Income to Average Net Assets                         1.88%         1.57%            0.19%**
 Turnover Rate                                                                  26%           38%                37%
=====================================================================================================================

*    Inception.
**   Annualized.

SMALL-CAP VALUE INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                         2002          2001          2000          1999         1998*
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $10.29        $ 9.65         $8.45         $8.74       $10.00
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   .090          .074          .084          .065         .045
 Net Realized and Unrealized Gain (Loss)on Investments (1.494)        1.176         1.698          .210       (1.250)
---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                      (1.404)        1.250         1.782          .275       (1.205)
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (.090)        (.065)        (.082)        (.070)       (.055)
 Distributions from Realized Capital Gains              (.276)        (.545)        (.500)        (.495)         --
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                    (.366)        (.610)        (.582)        (.565)       (.055)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $8.52        $10.29         $9.65         $8.45       $ 8.74
=====================================================================================================================
TOTAL RETURN**                                        -14.20%        13.70%        21.88%         3.35%      -12.47%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                  $1,176          $802          $317          $204         $113
 Ratio of Total Expenses to Average Net Assets          0.27%         0.27%         0.27%         0.25%       0.25%+
 Ratio of Net Investment Income to Average Net Assets   0.93%         0.97%         1.16%         0.96%       1.13%+
 Turnover Rate                                            57%           59%           82%           80%          53%
=====================================================================================================================

* Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement began May 21, 1998.
** Total returns do not reflect the purchase fee (0.5% from March 1, 1999, through March 31, 2002; 1.0% from inception through February 28, 1999) or the $10 annual account maintenance fee applied on balances under $10,000.
+    Annualized.



GROWTH INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                         2002          2001          2000          1999         1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $26.42        $30.57        $39.43        $31.67       $22.53
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   .222          .181          .126          .207         .230
 Net Realized and Unrealized Gain (Loss)on Investments (6.465)       (4.144)       (8.861)        8.821        9.244
---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                      (6.243)       (3.963)       (8.735)        9.028        9.474
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (.227)        (.187)        (.125)        (.228)       (.219)
 Distributions from Realized Capital Gains                 --            --            --        (1.040)       (.115)
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                    (.227)        (.187)        (.125)       (1.268)       (.334)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $19.95        $26.42        $30.57        $39.43       $31.67
=====================================================================================================================
TOTAL RETURN*                                          -23.68%       -12.93%       -22.21%        28.76%       42.21%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                 $6,094        $8,445       $11,162       $15,232       $6,644
 Ratio of Total Expenses to Average Net Assets          0.23%         0.22%         0.22%         0.22%        0.22%
 Ratio of Net Investment Income to Average Net Assets   0.97%         0.67%         0.33%         0.64%        0.92%
 Turnover Rate                                            23%           31%           33%           33%          29%
=====================================================================================================================

* Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

52



GROWTH INDEX FUND ADMIRAL SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED               NOV. 13* TO
                                                                              DECEMBER 31,                  DEC. 31,
                                                                        ---------------------------------------------
                                                                               2002          2001               2000
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $26.42        $30.57             $33.12
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                         .237          .194               .024
 Net Realized and Unrealized Gain (Loss) on Investments                      (6.465)       (4.144)            (2.536)
---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                            (6.228)       (3.950)            (2.512)
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                         (.242)        (.200)             (.038)
 Distributions from Realized Capital Gains                                       --            --                 --
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                                          (.242)        (.200)             (.038)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                               $19.95        $26.42             $30.57
=====================================================================================================================
TOTAL RETURN                                                                -23.62%       -12.88%             -7.59%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                          $751          $906               $709
 Ratio of Total Expenses to Average Net Assets                                0.15%         0.17%            0.17%**
 Ratio of Net Investment Income to Average Net Assets                         1.05%         0.74%            0.56%**
 Turnover Rate                                                                  23%           31%                33%
=====================================================================================================================

*    Inception.
**   Annualized.




SMALL-CAP GROWTH INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                         2002          2001          2000          1999        1998*
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,  BEGINNING OF PERIOD                  $10.87        $10.97        $11.38        $ 9.53       $10.00
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   .027          .009          .009          .025          .03
 Net Realized and Unrealized Gain (Loss)on Investments (1.702)        (.094)         .154         1.860         (.47)
---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                      (1.675)        (.085)         .163         1.885         (.44)
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (.025)        (.015)        (.003)        (.035)        (.03)
 Distributions from Realized Capital Gains                --            --          (.570)          --           --
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                    (.025)        (.015)        (.573)        (.035)        (.03)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $9.17        $10.87        $10.97        $11.38       $ 9.53
=====================================================================================================================
TOTAL RETURN**                                         -15.41%       -0.78%         1.59%        19.80%       -4.77%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    $388          $357          $356          $167          $90
 Ratio of Total Expenses to Average Net Assets          0.27%         0.27%         0.27%         0.25%       0.25%+
 Ratio of Net Investment Income to Average Net Assets   0.24%         0.11%         0.03%         0.33%       0.63%+
 Turnover Rate                                            61%           74%          136%           82%          77%
=====================================================================================================================

* Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement began May 21, 1998.
** Total returns do not reflect the purchase fee (0.5% from March 1, 1999, through March 31, 2002; 1.0% from inception through February 28, 1999) or the $10 annual account maintenance fee applied on balances under $10,000.
+    Annualized.

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, Investing Made Easy, provides information that will help individual investors make the most of their relationship with Vanguard. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                                EXCHANGING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------




BUYING SHARES



ACCOUNT MINIMUMS FOR INVESTOR SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular accounts; $1,000 for IRAs and most custodial accounts for minors.

TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.

     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

ACCOUNT MINIMUMS FOR ADMIRAL SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $250,000 for new investors; $150,000 or $50,000 for existing investors who are eligible to convert Investor Shares into Admiral Shares (see Converting Shares). Institutional clients should contact Vanguard for information on special rules that may apply to them.

TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.

HOW TO BUY SHARES
ONLINE: You can open certain types of accounts or buy shares in an existing account through our website at www.vanguard.com. BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group-Fund number. For a list of Fund numbers and addresses, see Contacting Vanguard.

BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard (R) fund. See Exchanging Shares and Other Rules You Should Know.

54

BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.


BY FUND EXPRESS (R) (AUTOMATIC OR SPECIAL PURCHASES): You can purchase shares by electronically transferring money from a previously designated bank account. To establish this option, you must complete a special form or the appropriate section of your account registration.

YOUR PURCHASE PRICE
ONLINE, BY CHECK, BY EXCHANGE, OR BY WIRE: You buy shares at a fund's NAV determined as of your TRADE DATE. For all Vanguard funds (other than money market funds), purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receive a trade date of the same day, and purchases received after that time receive a trade date of the first business day following the date of receipt. For money market funds, the trade date depends on the method of payment for the purchase.

BY FUND EXPRESS: For all Vanguard funds, Fund Express instructions received at Vanguard before the close of regular trading on the Exchange will result in a purchase that occurs on and receives a trade date of the next business day (two business days later for money market funds).


PURCHASE RULES YOU SHOULD KNOW
^ADMIRAL SHARES. Please note that Admiral Shares are NOT available to:

o    SIMPLE IRAs and 403(b)(7) custodial accounts;
o Other retirement plan accounts receiving special administrative services from Vanguard; or
o    Accounts  maintained  by  financial   intermediaries,   except  in  limited
     circumstances.


^CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.

^NEW ACCOUNTS. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.


^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.

^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).


^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund, at any time, for any reason.



CONVERTING SHARES


ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared to that of your "old" shares.


IMMEDIATE CONVERSIONS INTO ADMIRAL SHARES
All shares purchased before the issuance of Admiral Shares are considered Investor Shares. You may convert Investor Shares into Admiral Shares at any time if your account balance in the Fund is at least $250,000. Registered users of Vanguard.com may request a conversion to Admiral Shares online. Or you may contact Vanguard by telephone or mail to request this transaction.

TENURE CONVERSIONS INTO ADMIRAL SHARES
THREE-YEAR PRIVILEGE. After three years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance in the Fund is at least $150,000 and you are registered with Vanguard.com.

TEN-YEAR PRIVILEGE. After ten years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance in the Fund is at least $50,000 and you are registered with Vanguard.com.


     Registered users of Vanguard.com may request a tenure conversion online. Or you may contact Vanguard by telephone or mail to request this transaction.


CONVERSIONS INTO INSTITUTIONAL SHARES
You may convert Investor Shares or Admiral Shares into Institutional Shares of the same Fund (if available), provided that your account balance in the Fund is at least $10 million. The Funds' Institutional Shares are offered through a sepa-

56

rate prospectus. Please contact Vanguard's Institutional Division for more information.


MANDATORY CONVERSIONS INTO INVESTOR SHARES
If an investor no longer meets the requirements for Admiral Shares, the Fund may convert the investor's Admiral Shares into Investor Shares. A decline in the investor's account balance because of market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.



REDEEMING SHARES


HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.

ONLINE: Request a redemption through our website at www.vanguard.com.

BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.

BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.


BY FUND EXPRESS: If you've established the Fund Express option on your account, you can redeem shares by electronically transferring your redemption proceeds to a previously designated bank account. The Fund Express option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration.


YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.

^EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.


^FUND EXPRESS REDEMPTIONS. Proceeds of shares redeemed by Fund Express will be credited to your bank account two business days after your trade date.

^WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. A $5 fee applies to wire redemptions under $5,000.

Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard (R) Prime Money Market Fund), Eastern time, the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.


REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.


^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.

^RECENTLY PURCHASED SHARES. Although you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).


^SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard.

^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms

58


of a U.S. stock exchange. A notary public cannot provide a signature guarantee.


^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).


^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.



EXCHANGING SHARES

All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.

     If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND, INTERNATIONAL EXPLORER(TM) FUND, or GROWTH AND INCOME FUND, these limits generally are as follows:


o No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 11^2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and telephone exchanges will be 11:30 a.m., Eastern time.)
o No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.


     For ALL OTHER VANGUARD FUNDS, the following limits generally apply:

o No more than two substantive "round trips" through a non-money-market fund during any 12-month period. A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.

o    Round trips must be at least 30 days apart.


     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.


OTHER RULES YOU SHOULD KNOW


VANGUARD.COM(R)


^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.

^SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.


TELEPHONE TRANSACTIONS

^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.

^TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.

^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:

60

 - Ten-digit account number.
 - Complete owner name and address.
 - Primary Social Security or employer identification number.
 - Personal Identification Number (PIN), if applicable.

^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.


^SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.


WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:


-    The fund name and account number.
-    The amount of the transaction (in dollars, shares,or percent).
-    Authorized signatures, as registered on the account.
-    Signature guarantees, if required for the type of transaction.*
-    Any supporting legal documentation that may be required.

* For instance, signature guarantees must be provided by all registered account owners when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.

ACCOUNTS WITH MORE THAN ONE OWNER
In the case of an account with more than one owner, Vanguard will accept telephone instructions from any one owner or authorized person.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.


INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Investor Shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. HOWEVER, ACCESS TO ADMIRAL SHARES THROUGH A FINANCIAL INTERMEDIARY IS RESTRICTED. PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY TO DETERMINE WHETHER ADMIRAL SHARES ARE AVAILABLE THROUGH THAT FIRM.
     If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

LOW-BALANCE ACCOUNTS
All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.
     Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard(R) STAR(TM) Fund). The fee can be waived if your total Vanguard account assets are $50,000 or more.



FUND AND ACCOUNT UPDATES



CONFIRMATION STATEMENTS
We will send you a statement confirming the trade date and amount of your transaction when you buy, sell, exchange, or convert shares.


PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.


TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

62

AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard U.S. Stock Index Funds will be mailed twice a year, in February and August. These comprehensive reports include overviews of the financial markets and specific information concerning the Funds:
-    Performance assessments with comparisons to industry benchmarks.
-    Financial statements with detailed listings of the Funds' holdings.


     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder, unless you contact our Client Services Department in writing, by telephone, or by e-mail and instruct us otherwise.
     Vanguard can deliver your Fund reports electronically, if you prefer. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of Fund reports by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will send paper copies of Fund reports within 30 days of receiving your notice.



CONTACTING VANGUARD


ONLINE

VANGUARD.COM
-    Your best source of Vanguard news
-    For fund, account, and service information
-    For most account transactions
-    For literature requests
-    24 hours per day, 7 days per week


VANGUARD TELE-ACCOUNT(R) 1-800-662-6273 (ON-BOARD)
-    For automated fund and account information
- For redemptions by check, exchange (subject to certain limitations), or wire
-    Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
-    For fund and service information
-    For literature requests
-    Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
-    For account information
-    For most account transactions
-    Business hours only

ADMIRAL SERVICE CENTER
1-888-237-9949
-    For Admiral account information
-    For most Admiral transactions
-    Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
-    For information and services for large institutional investors
-    Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900


REGISTERED, EXPRESS OR OVERNIGHT MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815


FUND NUMBERS
Please use the specific fund number when contacting us about:
     Vanguard Total Stock Market Index Fund--85 (Investor Shares) or 585 (Admiral Shares)
     Vanguard 500 Index Fund--40 (Investor Shares) or 540 (Admiral Shares) Vanguard Extended Market Index Fund--98 (Investor Shares) or 598 (Admiral
Shares)
     Vanguard Mid-Cap Index Fund--859 (Investor Shares) or 5859 (Admiral Shares) Vanguard Small-Cap Index Fund--48 (Investor Shares) or 548 (Admiral Shares)

64

     Vanguard Value Index Fund--06 (Investor Shares) or 506 (Admiral Shares) Vanguard Small-Cap Value Index Fund--860 (Investor Shares only)
     Vanguard Growth Index Fund--09 (Investor Shares) or 509 (Admiral Shares) Vanguard Small-Cap Growth Index Fund--861 (Investor Shares only)
























































The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Admiral, Vanguard Fund Express, Fund Express, Vanguard Tele-Account, Tele-Account, STAR, Explorer, VIPER, VIPERs, Vanguard Brokerage Services and the ship logo are trademarks of The Vanguard Group, Inc., S&P 500(R), Standard & Poor's 500, S&P MidCap 400, Standard & Poor's MidCap 400, S&P SmallCap 600, and Standard & Poor's SmallCap 600, are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds. Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund. All other marks are the exclusive property of their respective owners.

VIPER(R) SHARES

In addition to Investor Shares and Admiral Shares, certain Vanguard funds offer a class of shares, known as Vanguard Index Participation Equity Receipts (VIPER) Shares, that are listed for trading on the American Stock Exchange (AMEX). If you own Investor Shares or Admiral Shares issued by one of these funds, you may convert those shares into VIPER* Shares of the same fund.


Note: Vanguard reserves the right to modify or terminate the conversion privilege in the future.

     Two Vanguard funds currently offer a VIPER Share class:

------------------------------------------------------------------------------------------------
FUND                                            VIPER SHARES                     TICKER SYMBOL
------------------------------------------------------------------------------------------------
Vanguard Total Stock Market Index Fund          Total Stock Market VIPERs(R)         VTI
Vanguard Extended Market Index Fund             Extended Market VIPERs(R)            VXF
------------------------------------------------------------------------------------------------

     Although VIPER Shares represent an investment in the same portfolio of securities as Investor Shares or Admiral Shares, they have different characteristics and may appeal to a different group of investors. It is important that you understand the differences before deciding whether to convert your shares to VIPER Shares.
     The following material summarizes key information about VIPER Shares. A separate prospectus with more complete information about VIPER Shares is also available. Investors should review that prospectus before deciding whether to convert.

DIFFERENCES BETWEEN VIPER SHARES AND CONVENTIONAL MUTUAL FUND SHARES

Investor Shares and Admiral Shares are "conventional" mutual fund shares; that is, they can be purchased from and redeemed with the issuing fund for cash at a net asset value (NAV) calculated once a day. VIPER Shares, by contrast, cannot be purchased from or redeemed with the issuing fund, except as noted below.
     An organized trading market is expected to exist for VIPER Shares, unlike conventional mutual fund shares, because VIPER Shares will be listed for trading on the AMEX. Investors can purchase and sell VIPER Shares on the open market through a full-service, discount, or online broker. Open-market transactions will not occur at NAV, but at market prices that change throughout the day based on changes in the prices of the fund's portfolio securities and the supply of and demand for VIPER Shares. The market price of a fund's VIPER Shares will differ somewhat from the NAV of those shares. The difference between market price and NAV is expected to be small most of the time, but in times of extreme market volatility the difference may become significant.

BUYING AND SELLING VIPER SHARES

Note: VIPER Shares must be held in a brokerage account. Therefore, before acquiring VIPER Shares, whether through a conversion or an open-market purchase, you must have an account with a broker.
     You buy and sell VIPER Shares in the same way you buy and sell any other exchange-traded security--on the open-market, through a broker. In most cases, the broker will charge you a commission to execute the transaction. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of VIPER Shares you must purchase. Because open-market transactions occur at market prices, you may pay more than NAV when you buy VIPER Shares and receive less than NAV when you sell those shares.


*Patent Pending.

66

     If you own conventional shares (Investor Shares, Admiral Shares, or Institutional Shares) of a Vanguard fund that issues VIPER Shares, you can convert those shares into VIPER Shares of equivalent value--but you cannot convert back. See below under the heading "Conversions" for a discussion of the conversion process.
     There is one other way to buy and sell VIPER Shares. Investors can purchase and redeem VIPER Shares directly from the issuing fund at NAV if they do so (i) through certain authorized broker-dealers, (ii) in large blocks of 50,000 or 100,000 VIPER Shares (depending on the fund), known as Creation Units, and (iii) in exchange for baskets of securities rather than cash. However, because Creation Units will be worth millions of dollars, and because most investors prefer to transact in cash rather than with securities, it is expected that only a limited number of institutional investors will purchase and redeem VIPER Shares this way.

RISKS

VIPER Shares issued by a fund are subject to the same risks as conventional shares of the same fund. VIPER Shares also are subject to the following risks:

- The market price of a fund's VIPER Shares will vary somewhat from the NAV of those shares. Therefore, you may pay more than NAV when buying VIPER Shares and you may receive less than NAV when selling them.
- VIPER Shares cannot be redeemed with the Fund, except in Creation Unit aggregations. Therefore, if you no longer wish to own VIPER Shares, you must sell them on the open market. Although VIPER Shares will be listed for trading on the American Stock Exchange (AMEX), it is possible that an active trading market may not be maintained.


- Trading of a fund's VIPER Shares on the AMEX may be halted if AMEX officials deem such action appropriate, if the shares are delisted from the AMEX, or if the activation of marketwide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.


FEES AND EXPENSES

When you buy and sell VIPER Shares through a brokerage firm, you will pay whatever commissions the firm charges. You also will incur the cost of the "bid-asked spread," which is the difference between the price a dealer will pay for a security and the somewhat higher price at which the dealer will sell the same security. If you convert from conventional shares to VIPER Shares, you will not pay a brokerage commission or a bid-asked spread. However, Vanguard charges $50 for each conversion transaction, and your broker may impose its own conversion fees as well.
     For the fiscal year ended December 31, 2002, the total annual operating expenses (the expense ratio) for each type of VIPER Share were:


-------------------------------------------
VIPER SHARES                EXPENSE RATIO
-------------------------------------------
Total Stock Market VIPERs        0.15%
Extended Market VIPERs           0.20
-------------------------------------------


ACCOUNT SERVICES


Because you hold VIPER Shares through a brokerage account, Vanguard will have no record of your ownership unless you hold the shares through Vanguard Brokerage Services(R). Your broker will service your account. For example, the broker will provide account statements, confirmations of your purchases and sales of VIPER Shares, and year-end tax information. The broker also will be responsible for ensuring that you receive shareholder reports and other communications from the fund whose VIPER Shares you own. You will receive certain services (e.g., dividend reinvestment and average cost information) only if your broker offers those services.

CONVERSIONS

Owners of conventional shares (Investor Shares, Admiral Shares, or Institutional Shares) issued by one of the Vanguard U.S. Stock Index Funds may convert those shares into VIPER Shares of equivalent value of the same fund. Note: Investors who own conventional shares of a Vanguard fund through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares into VIPER Shares. Vanguard imposes a fee on conversion transactions, and your broker may impose a fee of its own to process a conversion request. Vanguard reserves the right, in the future, to limit or terminate the conversion privilege or to raise the amount of the conversion fee.
     To initiate a conversion of conventional shares into VIPER Shares, you must contact your broker; your broker, in turn, will contact Vanguard. For brokers that can handle fractional shares, each full and fractional conventional share will be converted into full and fractional VIPER Shares of equivalent value. For example, if you own 300.250 conventional shares, and this is equivalent in value to 90.750 VIPER Shares, you will receive 90.750 VIPER Shares.
     Some brokers cannot handle fractional shares. If you intend to hold your VIPER Shares through one of these brokers, the conversion would be handled in such a way that you would receive a whole number of VIPER Shares. In the example above, for instance, you would convert full and fractional conventional shares equivalent in value to exactly 90 VIPER Shares. The remaining conventional shares would be redeemed, and you would receive the cash proceeds of that redemption. You would realize a gain or loss on the redemption (in no case more than the value of a single VIPER Share) that must be reported on your tax return. Please consult your broker to determine whether it can handle fractional VIPER Shares.
     Here are some important points to keep in mind when converting conventional shares of a Vanguard fund into VIPER Shares: n The conversion transaction is nontaxable except to the extent that conventional shares must be sold to avoid the creation of fractional VIPER Shares.
- The conversion process can take anywhere from several days to several weeks, depending on your broker. Vanguard generally will process conversion requests either on the day they are received or on the next business day, although processing may take up to three business days depending on when the conversion request is received.
- Until the conversion process is complete, you will remain fully invested in the fund's conventional shares, and your investment will increase or decrease in value in tandem with the net asset value of those shares.
- During the conversion process, you will be able to liquidate all or part of your investment by instructing Vanguard or your broker (depending on who maintains records of your share ownership) to redeem your conventional shares. After the conversion process is complete, you would liquidate all or part of your investment by instructing your broker to sell your VIPER Shares.
- VIPER Shares, whether acquired through a conversion or purchased on the open market, cannot be converted into conventional shares of the same fund. Similarly, VIPER Shares of one fund cannot be exchanged for VIPER Shares of another fund.

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.


DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.


GROWTH FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value.


INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.


PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to track--rather than outperform--a particular stock or bond market index; also known as indexing.


PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.


VALUE FUND
A mutual fund that typically emphasizes stocks whose prices are below-average in comparison with such measures as earnings and book value. These stocks often have above-average dividend yields.


VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Post Office Box 2600
Valley Forge, PA 19482-2600



FOR MORE INFORMATION
If you'd like more information about
Vanguard U.S. Stock Index Funds,
the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the Funds'
investments is available in the Funds'
annual and semiannual reports to
shareholders. In the Funds' annual
reports, you will find a discussion
of the market conditions and investment
strategies that significantly affected
the Funds' performance during their
last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The current annual and semiannual
reports and the SAI
are incorporated by reference into
(and are thus legally a part of)
this prospectus.


To receive a free copy of the latest
annual or semiannual reports or the
SAI, or to request additional
information about the Funds or other
Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about your
account, account transactions, and/or
account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED
BY THE SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy information
about the Funds (including the SAI)
at the SEC's Public Reference Room
in Washington, DC. To find out more
about this public service, call
the SEC at 1-202-942-8090. Reports
and other information about the
Funds are also available on the
SEC's Internet site at
http://www.sec.gov, or you can
receive copies of this information,
for a fee, by electronic request at
the following e-mail address:
publicinfo@sec.gov, or by writing
the Public Reference Section,
Securities and Exchange Commission,
Washington, DC 20549-0102.

Funds' Investment Company Act
file number: 811-2652



(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


P040 042003

VANGUARD(R) U.S. STOCK INDEX FUNDS
Investor Shares for Participants . April 28, 2003



This prospectus
ontains financial data
for the Funds
through the fiscal year
ended December 31, 2002.






                                          VANGUARD TOTAL STOCK MARKET INDEX FUND

                                                         VANGUARD 500 INDEX FUND

                                             VANGUARD EXTENDED MARKET INDEX FUND

                                                     VANGUARD MID-CAP INDEX FUND

                                                   VANGUARD SMALL-CAP INDEX FUND

                                                       VANGUARD VALUE INDEX FUND

                                             VANGUARD SMALL-CAP VALUE INDEX FUND

                                                      VANGUARD GROWTH INDEX FUND

                                            VANGUARD SMALL-CAP GROWTH INDEX FUND




NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VANGUARD U.S. STOCK INDEX FUNDS
Investor Shares
Participant Prospectus
April 28, 2003



--------------------------------------------------------------------------------
CONTENTS

1 AN INTRODUCTION TO INDEX FUNDS                26 MORE ON THE FUNDS

2 FUND PROFILES                                 31 THE FUNDS AND VANGUARD

  2 Vanguard Total Stock Market Index Fund      32 INVESTMENT ADVISER

  4 Vanguard 500 Index Fund                     32 DIVIDENDS, CAPITAL GAINS,
                                                   AND TAXES

  7 Vanguard Extended Market Index Fund         33 SHARE PRICE

  9 Vanguard Mid-Cap Index Fund                 34 FINANCIAL HIGHLIGHTS

  12 Vanguard Small-Cap Index Fund              40 INVESTING WITH VANGUARD

  14 Vanguard Value Index Fund                  41 ACCESSING FUND INFORMATION
                                                   BY COMPUTER

  17 Vanguard Small-Cap Value Index Fund        GLOSSARY (inside back cover)

  20 Vanguard Growth Index Fund

  23 Vanguard Small-Cap Growth Index Fund

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

This  prospectus   offers  the  Fund's  Investor  Shares  and  is  intended  for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
-------------------------------------------------------------------------------

AN INTRODUCTION TO INDEX FUNDS


WHAT IS INDEXING?

Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.
     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.
     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS

Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about the nine Vanguard U.S. Stock Index Funds. Eight of these Funds seek to track a particular segment of the U.S. stock market; the ninth Fund seeks to track the entire U.S. stock market.


--------------------------------------------------------------------------
FUND                                            SEEKS TO TRACK
--------------------------------------------------------------------------
Vanguard Total Stock Market Index Fund          The overall stock market
Vanguard 500 Index Fund                         Large-cap stocks
Vanguard Extended Market Index Fund             Mid- and small-cap stocks
Vanguard Mid-Cap Index Fund                     Mid-cap stocks
Vanguard Small-Cap Index Fund                   Small-cap stocks
Vanguard Value Index Fund                       Large-cap value stocks
Vanguard Small-Cap Value Index Fund             Small-cap value stocks
Vanguard Growth Index Fund                      Large-cap growth stocks
Vangaurd Small-Cap Growth Index Fund            Small-cap growth stocks
--------------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--
VANGUARD(R) TOTAL STOCK MARKET INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of the overall stock market.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Fund invests all, or substantially all, of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              Scale -40% -- 60%

                                1993     10.62
                                1994     -0.17
                                1995     35.79
                                1996     20.96
                                1997     30.99
                                1998     23.26
                                1999     23.81
                                2000    -10.57
                                2001    -10.97
                                2002    -20.96
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 21.51% (quarter ended December 31, 1998), and the lowest return for a quarter was -16.84% (quarter ended September 30, 2002).


--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                    1 YEAR  5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Vanguard Total Stock Market Index Fund
 Investor Shares                                   -20.96%    -0.80%      8.60%
Wilshire 5000 Index                                -20.86     -0.87       8.74
-------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.18%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.20%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
     $20          $64       $113         $255
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      TotSt
June, September, and December; capital gains, if
any, are distributed annually in December.         VANGUARD FUND NUMBER
                                                   85
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908306

INCEPTION DATE                                     TICKER SYMBOL
April 27, 1992                                     VTSMX

NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002

$24.1 billion
--------------------------------------------------------------------------------

4

FUND PROFILE--VANGUARD(R) 500 INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of large-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's 500 Index, which is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


o Investment style risk, which is the chance that returns from large-cap stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              Scale -40% -- 60%

                                1993      9.89
                                1994      1.18
                                1995     37.45
                                1996     22.88
                                1997     33.19
                                1998     28.62
                                1999     21.07
                                2000     -9.06
                                2001    -12.02
                                2002    -22.15
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 21.39% (quarter ended December 31, 1998), and the lowest return for a quarter was -17.22% (quarter ended September 30, 2002).

---------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
---------------------------------------------------------------------
                                          1 YEAR  5 YEARS    10 YEARS
---------------------------------------------------------------------
Vanguard 500 Index Fund Investor Shares   -22.15%   -0.61%     9.27%
S&P 500 Index                             -22.10    -0.59      9.34
---------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.16%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.18%



* The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $18         $58        $101         $230
--------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

6


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      500
June, September, and December; capital gains, if
any, are distributed annually in December.         VANGUARD FUND NUMBER
                                                   40
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908108

INCEPTION DATE                                     TICKER SYMBOL
August 31, 1976                                    VFINX

NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002
$68.1 billion
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) EXTENDED MARKET INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Wilshire 4500 Completion Index, a broadly diversified index of stocks of small and medium-size U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the Standard & Poor's 500 Index. The Fund invests all, or substantially all, of its assets in a representative sample of the stocks that make up the Wilshire 4500 Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:


o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


o Investment style risk, which is the chance that returns from small- and mid-cap stocks will trail returns from the overall stock market.
     Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              Scale -40% -- 60%

                                1993      14.49
                                1994      -1.76
                                1995      33.80
                                1996      17.65
                                1997      26.73
                                1998       8.32
                                1999      36.22
                                2000     -15.55
                                2001      -9.13
                                2002     -18.06
              ----------------------------------------------------


     During the periods shown in the bar chart, the highest return for a calendar quarter was 29.54% (quarter ended December 31, 1999), and the lowest return for a quarter was -21.05% (quarter ended September 30, 2001).

8


-------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------
                                                    1 YEAR  5 YEARS    10 YEARS
-------------------------------------------------------------------------------
Vanguard Extended Market Index Fund
 Investor  Shares                                   -18.06%   -1.49%     7.61%
Wilshire 4500 Index                                 -17.80    -1.57      7.32
-------------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.23%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.26%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
     $27         $84        $146         $331
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         Extnd

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   98
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908207
December 21, 1987
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VEXMX
DECEMBER 31, 2002
$3.9 billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) MID-CAP INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of mid-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management" --or indexing--investment approach designed to track the performance of the Standard & Poor's MidCap 400 Index, which is made up of a group of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


o Investment style risk, which is the chance that returns from mid-cap stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              Scale -40% -- 60%

                                1999      15.32
                                2000      18.10
                                2001      -0.50
                                2002     -14.61
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 17.96% (quarter ended December 31, 2001), and the lowest return for a quarter was -16.56% (quarter ended September 30, 2002).

10

--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                               SINCE INCEPTION*
                                                 1 YEAR
--------------------------------------------------------------------------------
Vanguard Mid-Cap Index Fund Investor Shares      -14.61%              5.07%
S&P MidCap 400 Index                             -14.51                  4.69
--------------------------------------------------------------------------------
* Since-inception returns are from May 21, 1998--the inception date of the Investor Shares--through December 31, 2002.
--------------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.23%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.26%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
     $27          $84      $146          $331
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         MidCp

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   859
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908843
May 21, 1998
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VIMSX
DECEMBER 31, 2002
$3.3 billion
--------------------------------------------------------------------------------

12

FUND PROFILE--VANGUARD(R) SMALL-CAP INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of small-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Russell 2000 Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is made up of the 2,000 smallest companies from a list of the 3,000 largest U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


o Investment style risk, which is the chance that returns from small-cap stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.



              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              Scale -40% -- 60%
                                1993      18.70
                                1994      -0.51
                                1995      28.74
                                1996      18.12
                                1997      24.59
                                1998      -2.61
                                1999      23.13
                                2000      -2.67
                                2001       3.10
                                2002     -20.02
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 20.88% (quarter ended December 31, 2001), and the lowest return for a quarter was -21.37% (quarter ended September 30, 2002).

---------------------------------------------------------------------------
    AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
---------------------------------------------------------------------------
                                                1 YEAR  5 YEARS    10 YEARS
---------------------------------------------------------------------------
Vanguard Small-Cap Index Fund Investor Shares   -20.02%   -0.76%     7.97%
Russell 2000 Index                              -20.48    -1.36      7.16
---------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.24%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.27%



* The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $28         $87        $152         $343
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                      NEWSPAPER ABBREVIATION
Distributed annually in December                 SmCap

INVESTMENT ADVISER                               VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa., since     48
1989
                                                 CUSIP NUMBER
INCEPTION DATE                                   922908702
October 3, 1960
                                                 TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF             NAESX
DECEMBER 31, 2002
$4.2 billion
--------------------------------------------------------------------------------

14

FUND PROFILE--VANGUARD(R) VALUE INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of large-capitalization value stocks.


PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment strategy designed to track the performance of the Standard & Poor's 500/Barra Value Index, which includes those stocks of the S&P 500 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


o Investment style risk, which is the chance that returns from large-cap value stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              Scale -40% -- 60%
                                1993      18.35
                                1994      -0.73
                                1995      36.94
                                1996      21.86
                                1997      29.77
                                1998      14.64
                                1999      12.57
                                2000       6.08
                                2001     -11.88
                                2002     -20.91
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 17.50% (quarter ended December 31, 1998), and the lowest return for a quarter was -20.45% (quarter ended September 30, 2002).

-----------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------
                                            1 YEAR  5 YEARS    10 YEARS
-----------------------------------------------------------------------
Vanguard Value Index Fund Investor Shares  -20.91%   -0.93%      9.27%
S&P 500/Barra Value Index                   -20.85    -0.85      9.39
-----------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.20%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.23%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $24          $74        $130         $293
--------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

16


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      Value
June, September, and December; capital gains, if
any, are distributed annually in December.         VANGUARD FUND NUMBER
                                                   06
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908405

INCEPTION DATE                                     TICKER SYMBOL
November 2, 1992                                   VIVAX


NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002
$3.2 billion
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) SMALL-CAP VALUE INDEX FUND



INVESTMENT OBJECTIVES
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of small-capitalization value stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's SmallCap 600/Barra Value Index, which includes those stocks of the S&P SmallCap 600 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


o Investment style risk, which is the chance that returns from small-cap value stocks will trail returns from the overall stock market.
     Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              Scale -40% -- 60%
                                1999       3.35
                                2000      21.88
                                2001      13.70
                                2002     -14.20
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 21.37% (quarter ended December 31, 2001), and the lowest return for a quarter was -22.50% (quarter ended September 30, 2002).

18


--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                               SINCE INCEPTION*
                                                    1 YEAR
--------------------------------------------------------------------------------
Vanguard Small-Cap Value Index Fund Investor Shares -14.20%              1.59%
S&P SmallCap 600/Barra Value Index                  -14.47               0.95
--------------------------------------------------------------------------------
* Since-inception returns are from May 21, 1998--the inception date of the Investor Shares--through December 31, 2002.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.24%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.27%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
     $28         $87         $152         $343
--------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

19


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         SmVal

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   860
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908793
May 21, 1998
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VISVX
DECEMBER 31, 2002
$1.5 billion
--------------------------------------------------------------------------------

20

FUND PROFILE--VANGUARD(R) GROWTH INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of large-capitalization growth stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's/500 Barra Growth Index, which includes those stocks of the S&P 500 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. In addition, the Fund's performance could be hurt disproportionately by a decline in the prices of just a few stocks. This is because, compared with other mutual funds, the Fund invests a greater percentage of assets in the stocks of fewer companies. The Fund's performance could also be hurt by:

o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


o Investment style risk, which is the chance that returns from large-cap growth stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.



              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              Scale -40% -- 60%

                                1993       1.53
                                1994       2.89
                                1995      38.06
                                1996      23.74
                                1997      36.34
                                1998      42.21
                                1999      28.76
                                2000     -22.21
                                2001     -12.93
                                2002     -23.68
              ----------------------------------------------------


     During the periods shown in the bar chart, the highest return for a calendar quarter was 24.64% (quarter ended December 31, 1998), and the lowest return for a quarter was -17.50% (quarter ended March 31, 2001).

------------------------------------------------------------------------
   AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
------------------------------------------------------------------------
                                             1 YEAR  5 YEARS    10 YEARS
------------------------------------------------------------------------
Vanguard Growth Index Fund Investor Shares   -23.68%   -1.09%      8.70%
S&P 500/Barra Growth Index                   -23.59    -1.08       8.79
------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.20%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.23%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
     $24         $74        $130         $293
--------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

22


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      Growth
June, September, and December; capital gains, if
any, are distributed annually in December.         VANGUARD FUND NUMBER
                                                   09
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908504

INCEPTION DATE                                     TICKER SYMBOL
November 2, 1992                                   VIGRX

NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002
$7.5 billion
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) SMALL-CAP GROWTH INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of small-capitalization growth stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's SmallCap 600/Barra Growth Index, which includes those stocks of the S&P SmallCap 600 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:


o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


o Investment style risk, which is the chance that returns from small-cap growth stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
              ----------------------------------------------------
              Scale -40% -- 60%

                                1999      19.80
                                2000       1.59
                                2001      -0.78
                                2002     -15.41
              ----------------------------------------------------


     During the periods shown in the bar chart, the highest return for a calendar quarter was 20.69% (quarter ended Decmeber 31, 1999), and the lowest return for a quarter was -17.50% (quarter ended September 30, 2001).

24



--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                               SINCE INCEPTION*
                                                    1 YEAR
--------------------------------------------------------------------------------
Vanguard Small-Cap Growth Index
 Fund Investor Shares                               -15.41%              -0.60%
S&P SmallCap 600/Barra Growth Index                 -15.36               -0.97
--------------------------------------------------------------------------------
* Since-inception returns are from May 21, 1998--the inception date of the Investor Shares--through December 31, 2002.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.24%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.27%



* The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $28         $87        $152         $343
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         SmGth

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   861
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908827
May 21, 1998
                                         TICKER SYMBOL
NET ASSETS (ALL SHARE CLASSES) AS OF     VISGX
DECEMBER 31, 2002
$492 million
--------------------------------------------------------------------------------

26

MORE ON THE FUNDS


This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.
     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.


ADVANTAGES OF INDEX FUNDS


Index funds typically have the following characteristics:
o Variety of investments. Vanguard index funds generally invest in securities of a wide variety of companies and industries.
o Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
o Low cost. Index funds are inexpensive to run, compared with actively managed funds. They have few or no research costs, and typically keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.


     Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions. That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, and, thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

INDEXING METHODS


In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
     REPLICATION METHOD. Many stock funds use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. The 500, Mid-Cap, Small-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds employ this method of indexing.
     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 5,600 separate stocks as of December 31, 2002), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund's adviser selects from the target index a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. For stock funds, these include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks. The Total Stock Market, and Extended Market Index Funds employ this method of indexing.
     The following table shows the number of stocks held by each Fund, and the number of stocks in its target index, as of December 31, 2002.



      --------------------------------------------------------
                               NUMBER OF     NUMBER OF STOCKS
      VANGUARD INDEX FUND     STOCKS HELD    IN TARGET INDEX
      --------------------------------------------------------
      Total Stock Market         3,739            5,668
      500                          505              500
      Extended Market            3,242            5,172
      Mid-Cap                      402              400
      Small-Cap                  1,977            1,964
      Value                        353              352
      Small-Cap Value              390              390
      Growth                       149              148
      Small-Cap Growth             211              210
      --------------------------------------------------------


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS

Growth investing and value investing are two styles employed by stock-fund managers. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Value funds typically emphasize stocks whose prices are below-average in comparison with those measures; these stocks often have above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price.
--------------------------------------------------------------------------------


MARKET EXPOSURE

The Funds invest mainly in common stocks. As a result, they are subject to certain risks.

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

28


     MARKET CAPITALIZATION. Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, or large-cap. It's important to understand that, for both companies and stock funds, market capitalization ranges change over time. Also, interpretations of size vary, and there is no "official" definition of small-, mid-, and large-cap even among Vanguard fund advisers. The median market capitalization of each Fund as of December 31, 2002 is listed below:

        ----------------------------------------------
                                    MEDIAN MARKET
        VANGUARD INDEX FUND        CAPITALIZATION
        ----------------------------------------------
        Total Stock Market         $26.2 billion
        500                            47.0
        Extended Market                 1.5
        Mid-Cap                         2.2
        Small-Cap                       0.6
        Value                          22.8
        Small-Cap Value                 0.6
        Growth                         71.4
        Small-Cap Growth                1.0
        ----------------------------------------------


     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.


----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2002)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
----------------------------------------------------------
Best                   54.2%    28.6%     19.9%     17.8%
Worst                 -43.1    -12.4      -0.8       3.1
Average                12.2     10.9      11.2      11.4
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2002. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 10.9%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.
     Keep in mind that the S&P 500 Index tracks mainly large-cap stocks. Historically, mid- and small-cap stocks (such as those held by the Total Stock Market, Extended Market, Mid-Cap, Small-Cap, Small-Cap Value, and Small-Cap Growth Index Funds) have been more volatile than--and at times have performed quite differently from--the large-cap stocks of the S&P 500 Index.
     Similarly, indexes that are subsets of the S&P 500 Index--such as the S&P 500/Barra Value Index and the S&P 500/Barra Growth Index (the target indexes of the Value and Growth Index Funds)--will not perform in the same way as the broader S&P 500 Index. Historically, the S&P 500/Barra Value Index has been less volatile than the S&P 500 Index; the S&P 500/Barra Growth Index, on the other hand, has displayed somewhat greater short-term volatility than the S&P 500 Index. However, both value and growth stocks have the potential, at times, to be more volatile than the broader market.


[FLAG] EACH FUND  (OTHER  THAN  TOTAL  STOCK  MARKET  INDEX  FUND) IS SUBJECT TO
     INVESTMENT STYLE RISK, WHICH IS THE CHANCE THAT RETURNS FROM THE TYPES OF STOCKS IN WHICH THE FUND INVESTS WILL TRAIL RETURNS FROM THE OVERALL STOCK MARKET. SPECIFIC TYPES OF STOCKS (FOR INSTANCE, SMALL- CAP OR VALUE) TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.



RISK OF NONDIVERSIFICATION


The target indexes tracked by Vanguard's U.S. Stock Index Funds hold diverse investments. Similarly, the Funds that track these indexes hold stocks of many companies across many different industry sectors. It is possible that a fund's target index could become less diversified if the index's largest companies significantly increase in value relative to the index's other components. In an extreme situation, a fund tracking such an index might no longer meet the legal definition of "diversified." (Such has been the case, from time to time, with the Growth Index Fund.) For this reason, Vanguard's U.S. Stock Index Funds are classified as "nondiversified." However, these funds, other than the Growth Index Fund, from inception to the date of this prospectus, in actuality have been diversified, and Vanguard expects them to continue to be diversified.


OTHER INVESTMENT POLICIES AND RISKS


Each Fund reserves the right to substitute a different index for the index it currently tracks. This could happen if the current index were discontinued, if the Fund's agreement with the sponsor of its target index were terminated, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same general market segment (large-, mid-, or small-cap; growth; or value) as the current index.


     Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that make up the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.


[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

     To track their target indexes as closely as possible, the Funds attempt to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Funds may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for

30


another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation under futures contracts will not exceed 20% of its total assets.
     The reasons for which a Fund may invest in futures include:
o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
o To reduce the Fund's transaction costs or add value when these instruments are favorably priced.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES


A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives can carry considerable risks, particularly if used for speculation or as leveraged investments.
--------------------------------------------------------------------------------




COSTS AND MARKET-TIMING


Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
o Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
o Each Vanguard fund (other than the money market funds) limits the number of times that an investor can exchange into and out of the fund.
o    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.


     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING


Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------



TURNOVER RATE

Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, an index fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes--such as the S&P 500 Index--typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds) because the indexes they track are the most likely to change as a result of companies merging, growing, or failing. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE


Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2002, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately 94%; for all domestic stock funds, the average turnover rate was approximately 111%, according to Morningstar, Inc.
--------------------------------------------------------------------------------



THE FUNDS AND VANGUARD


Each Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

32

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------



INVESTMENT ADVISER


The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the adviser to the Funds through its Quantitative Equity Group. As of December 31, 2002, Vanguard served as adviser for about $406 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
     For the fiscal year ended December 31, 2002, the advisory expenses for each Fund (with the exception of Small-Cap Growth Index Fund) represented an effective annual rate of less than 0.01% of each Fund's average net assets. For the Small-Cap Growth Index Fund, the advisory expenses represented an effective annual rate of approximately 0.02% of its average net assets.
     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' securities and to seek to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates paid to the Funds as well as brokerage or research services provided to the adviser.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------



DIVIDENDS, CAPITAL GAINS, AND TAXES


Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings. Income dividends for the Total Stock Market, 500, Value, and Growth Index Funds generally are distributed in March, June, September, and December; income dividends for the Extended Market, Mid-Cap, Small-Cap,
Small-Cap Value, and Small-Cap Growth Index Funds generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental distributions at some other time during the year.

     Your  distributions  will be  reinvested  in  additional  Fund  shares  and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------



SHARE PRICE


Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.
     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.
     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.
     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

34

FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the Investor Shares' financial performance for the periods shown, and certain information reflects financial results for a single Investor Share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Investor Shares (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual reports to shareholders. You may have these annual reports sent to you without charge by contacting Vanguard.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE


This explanation uses the Total Stock Market Index Fund's Investor Shares as an example. The Investor Shares began fiscal year 2002 with a net asset value (price) of $25.74 per share. During the year, each Investor Share earned $0.295 from investment income (interest and dividends). There was a decline of $5.672 per share in the value of investments held or sold by the Fund, resulting in a net decline of $5.377 per share from investment operations.

Shareholders received $0.293 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $20.07, reflecting losses of $5.377 per share and distributions of $0.293 per share. This was a decrease of $5.67 per share (from $25.74 at the beginning of the year to $20.07 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -20.96% for the year.

As of December 31, 2002, the Investor Shares had $14.2 billion in net assets. For the year, the expense ratio was 0.20% ($2.00 per $1,000 of net assets), and the net investment income amounted to 1.32% of average net assets. The Fund sold and replaced securities valued at 4% of its net assets.
--------------------------------------------------------------------------------

TOTAL STOCK MARKET INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                         2002          2001          2000          1999         1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $25.74        $29.26        $33.22        $27.42       $22.64
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   .295          .310          .331          .317         .336
 Net Realized and Unrealized Gain (Loss)on Investments (5.672)       (3.533)       (3.815)        6.133        4.898
---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                      (5.377)       (3.223)       (3.484)        6.450        5.234
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (.293)        (.297)        (.336)        (.330)       (.329)
 Distributions from Realized Capital Gains                 --            --         (.140)        (.320)       (.125)
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                    (.293)        (.297)        (.476)        (.650)       (.454)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $20.07        $25.74        $29.26        $33.22       $27.42
=====================================================================================================================
TOTAL RETURN                                           -20.96%       -10.97%       -10.57%        23.81%       23.26%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                 $14,254       $15,781       $16,856       $18,133       $9,308
 Ratio of Total Expenses to Average Net Assets           0.20%         0.20%         0.20%         0.20%        0.20%
 Ratio of Net Investment Income to Average Net Assets    1.32%         1.11%         1.04%         1.15%        1.44%
 Turnover Rate                                              4%*          7%*            7%            3%           3%
=====================================================================================================================

*   Turnover rates excluding in-kind redemptions were 2% and 3%, respectively.




500 INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                         2002          2001          2000          1999         1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $105.89       $121.86       $135.33       $113.95      $ 90.07
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   1.32         1.260          1.29         1.370         1.33
 Net Realized and Unrealized Gain (Loss)on Investments (24.70)      (15.955)       (13.46)       22.415        24.30
---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                      (23.38)      (14.695)       (12.17)       23.785        25.63
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (1.36)       (1.275)        (1.30)       (1.410)       (1.33)
 Distributions from Realized Capital Gains                 --            --            --         (.995)        (.42)
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                    (1.36)       (1.275)        (1.30)       (2.405)       (1.75)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $81.15       $105.89       $121.86       $135.33      $113.95
=====================================================================================================================
TOTAL RETURN                                           -22.15%       -12.02%        -9.06%        21.07%       28.62%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                 $56,224       $73,151       $88,240      $104,652      $74,229
 Ratio of Total Expenses to Average Net Assets           0.18%         0.18%         0.18%         0.18%        0.18%
 Ratio of Net Investment Income to Average Net Assets    1.43%         1.14%         0.98%         1.13%        1.35%
 Turnover Rate*                                             7%            4%            9%            6%           6%
=====================================================================================================================

* Turnover rates excluding in-kind redemptions were 6%, 3%, 7%, 3%, and 3%, respectively.

EXTENDED MARKET INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                   YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                         2002          2001          2000          1999         1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $23.09        $26.61        $37.07        $30.63       $30.76
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                    .19          .203          .274          .297         .388
 Net Realized and Unrealized Gain(Loss)on Investments   (4.36)       (2.703)       (6.041)       10.101        2.025
---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                       (4.17)       (2.500)       (5.767)       10.398        2.413
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    (.18)        (.210)        (.263)        (.318)       (.373)
 Distributions from Realized Capital Gains                 --         (.810)       (4.430)       (3.640)      (2.170)
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                     (.18)       (1.020)       (4.693)       (3.958)      (2.543)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $18.74        $23.09        $26.61        $37.07       $30.63
=====================================================================================================================
TOTAL RETURN*                                          -18.06%        -9.13%       -15.55%       36.22%         8.32%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                  $2,629        $3,115        $3,881        $4,221       $2,939
 Ratio of Total Expenses to Average Net Assets           0.26%         0.25%         0.25%         0.25%        0.23%
 Ratio of Net Investment Income to Average Net Assets    0.88%         0.88%         0.81%         1.04%        1.21%
 Turnover Rate                                             17%           20%           33%           26%          27%
=====================================================================================================================

* Total returns do not reflect the 0.25% purchase fee imposed through March 31, 2000.




MID-CAP INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                         2002          2001          2000          1999        1998*
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $11.81        $12.21        $11.30        $10.79       $10.00
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   .088          .081          .071         .073         .053
 Net Realized and Unrealized Gain (Loss)on Investments (1.798)        (.166)        1.897        1.448         .840
 ---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                      (1.710)        (.085)        1.968        1.521         .893
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (.093)        (.070)        (.078)       (.076)       (.053)
 Distributions from Realized Capital Gains              (.127)        (.245)        (.980)       (.935)       (.050)
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                    (.220)        (.315)       (1.058)      (1.011)       (.103)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $ 9.88        $11.81        $12.21       $11.30       $10.79
=====================================================================================================================
TOTAL RETURN**                                         -14.61%       -0.50%        18.10%       15.32%        8.55%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                  $2,267        $2,049        $1,614          $605         $206
 Ratio of Total Expenses to Average Net Assets          0.26%         0.25%         0.25%         0.25%       0.25%+
 Ratio of Net Investment Income to Average Net Assets   0.85%         0.83%         0.90%         0.99%       1.19%+
 Turnover Rate                                            20%++         24%           51%           38%          44%
=====================================================================================================================

* Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement began May 21, 1998.
** Total returns do not reflect the 0.25% purchase fee imposed from inception through February 28, 1999.
+    Annualized.
++   Turnover rate excluding in-kind redemptions was 18%.

SMALL-CAP INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                         2002          2001          2000          1999         1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $19.82        $19.44        $23.60        $21.20       $23.75
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   .192          .217          .270          .256         .311
 Net Realized and Unrealized Gain (Loss) on Investments(4.160)         .388        (1.145)        4.491       (1.007)
---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                      (3.968)         .605         (.875)        4.747        (.696)
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (.192)        (.225)        (.260)        (.267)       (.304)
 Distributions from Realized Capital Gains                 --            --        (3.025)       (2.080)      (1.550)
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                    (.192)        (.225)       (3.285)       (2.347)      (1.854)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $15.66        $19.82        $19.44        $23.60       $21.20
=====================================================================================================================
TOTAL RETURN*                                          -20.02%        3.10%        -2.67%        23.13%       -2.61%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Yeriod (Millions)                  $2,943        $3,545        $3,577        $3,553       $2,768
 Ratio of Total Expenses to Average Net Assets          0.27%         0.27%         0.27%         0.25%        0.24%
 Ratio of Net Investment Income to Average Net Assets   1.11%         1.16%         1.17%         1.25%        1.39%
 Turnover Rate                                            32%           39%           49%           42%          35%
=====================================================================================================================

* Total returns do not reflect the 0.5% purchase fee imposed through March 31, 2000.




VALUE INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                         2002          2001          2000          1999         1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $18.90        $22.87        $22.89        $22.51       $20.85
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   .303          .309          .355          .355         .366
 Net Realized and Unrealized Gain (Loss)on Investments (4.238)       (2.986)         .963         2.342        2.647
---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                      (3.935)       (2.677)        1.318         2.697        3.013
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (.315)        (.316)        (.358)        (.362)       (.363)
 Distributions from Realized Capital Gains                 --         (.977)        (.980)       (1.955)       (.990)
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                    (.315)       (1.293)       (1.338)       (2.317)      (1.353)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $14.65        $18.90        $22.87        $22.89       $22.51
=====================================================================================================================
TOTAL RETURN                                           -20.91%       -11.88%        6.08%        12.57%       14.64%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                  $2,197        $3,018        $3,450        $3,378       $2,421
 Ratio of Total Expenses to Average Net Assets          0.23%         0.22%         0.22%         0.22%        0.22%
 Ratio of Net Investment Income to Average Net Assets   1.80%         1.51%         1.60%         1.59%        1.72%
 Turnover Rate                                            26%           38%           37%           41%          33%
=====================================================================================================================

38


SMALL-CAP VALUE INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                         2002          2001          2000          1999         1998*
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $10.29        $ 9.65         $8.45         $8.74       $10.00
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   .090          .074          .084          .065         .045
 Net Realized and Unrealized Gain (Loss)on Investments (1.494)        1.176         1.698          .210       (1.250)
---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                      (1.404)        1.250         1.782          .275       (1.205)
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (.090)        (.065)        (.082)        (.070)       (.055)
 Distributions from Realized Capital Gains              (.276)        (.545)        (.500)        (.495)         --
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                    (.366)        (.610)        (.582)        (.565)       (.055)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $8.52        $10.29         $9.65         $8.45       $ 8.74
=====================================================================================================================
TOTAL RETURN**                                        -14.20%        13.70%        21.88%         3.35%      -12.47%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                  $1,176          $802          $317          $204         $113
 Ratio of Total Expenses to Average Net Assets          0.27%         0.27%         0.27%         0.25%       0.25%+
 Ratio of Net Investment Income to Average Net Assets   0.93%         0.97%         1.16%         0.96%       1.13%+
 Turnover Rate                                            57%           59%           82%           80%          53%
=====================================================================================================================

* Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement began May 21, 1998.
** Total returns do not reflect the purchase fee (0.5% from March 1, 1999, through March 31, 2002; 1.0% from inception through February 28, 1999).
+    Annualized.




GROWTH INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                         2002          2001          2000          1999         1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $26.42        $30.57        $39.43        $31.67       $22.53
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   .222          .181          .126          .207         .230
 Net Realized and Unrealized Gain (Loss)on Investments (6.465)       (4.144)       (8.861)        8.821        9.244
---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                      (6.243)       (3.963)       (8.735)        9.028        9.474
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (.227)        (.187)        (.125)        (.228)       (.219)
 Distributions from Realized Capital Gains                 --            --            --        (1.040)       (.115)
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                    (.227)        (.187)        (.125)       (1.268)       (.334)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $19.95        $26.42        $30.57        $39.43       $31.67
=====================================================================================================================
TOTAL RETURN                                           -23.68%       -12.93%       -22.21%        28.76%       42.21%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                  $6,094        $8,445       $11,162       $15,232       $6,644
 Ratio of Total Expenses to Average Net Assets          0.23%         0.22%         0.22%         0.22%        0.22%
 Ratio of Net Investment Income to Average Net Assets   0.97%         0.67%         0.33%         0.64%        0.92%
 Turnover Rate                                            23%           31%           33%           33%          29%
=====================================================================================================================

SMALL-CAP GROWTH INDEX FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                ---------------------------------------------------------------------
                                                         2002          2001          2000          1999        1998*
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,  BEGINNING OF PERIOD                  $10.87        $10.97        $11.38        $ 9.53       $10.00
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                   .027          .009          .009          .025          .03
 Net Realized and Unrealized Gain (Loss)on Investments (1.702)        (.094)         .154         1.860         (.47)
---------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                      (1.675)        (.085)         .163         1.885         (.44)
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   (.025)        (.015)        (.003)        (.035)        (.03)
 Distributions from Realized Capital Gains                --            --          (.570)          --           --
---------------------------------------------------------------------------------------------------------------------
 Total Distributions                                    (.025)        (.015)        (.573)        (.035)        (.03)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $9.17        $10.87        $10.97        $11.38       $ 9.53
=====================================================================================================================
TOTAL RETURN**                                         -15.41%       -0.78%         1.59%        19.80%       -4.77%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    $388          $357          $356          $167          $90
 Ratio of Total Expenses to Average Net Assets          0.27%         0.27%         0.27%         0.25%       0.25%+
 Ratio of Net Investment Income to Average Net Assets   0.24%         0.11%         0.03%         0.33%       0.63%+
 Turnover Rate                                            61%           74%          136%           82%          77%
=====================================================================================================================

* Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement began May 21, 1998.
** Total returns do not reflect the purchase fee (0.5% from March 1, 1999, through March 31, 2002; 1.0% from inception through February 28, 1999).
+    Annualized.

40

INVESTING WITH VANGUARD

One or more of the Funds are an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.
o If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
o If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS

Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS


Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
     In all cases, your transaction will be based on the Fund's next-determined net asset value (NAV) after Vanguard receives your request (or, in the case of new contributions, the next-determined NAV after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's NAV. This is known as your TRADE DATE.


EXCHANGES


The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Vanguard/(R)/ funds and increase their transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH NON-MONEY-MARKET FUNDS (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from a fund followed by a purchase back into the fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of a fund.
     Before making an exchange to or from another fund available in your plan, consider the following:
o Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
o Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
o Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

ACCESSING FUND INFORMATION BY COMPUTER


VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM

Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.





































The Vanguard Group, Vanguard, PlainTalk, and the ship logo are trademarks of The Vanguard Group, Inc., S&P 500(R), Standard & Poor's 500, S&P MidCap 400, Standard & Poor's MidCap 400, S&P SmallCap 600, and Standard & Poor's SmallCap 600, are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds. All other marks are the exclusive property of their respective owners.

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GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.


DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.


GROWTH FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value.


INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.


PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to track--rather than outperform--a particular stock or bond market index; also known as indexing.


PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.


VALUE FUND
A mutual fund that typically emphasizes stocks whose prices are below-average in comparison with such measures as earnings and book value. These stocks often have above-average dividend yields.


VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about
Vanguard U.S. Stock Index Funds,
the following documents are
available free upon request:


ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the
Funds' investments is available
in the Funds' annual and semiannual
reports to shareholders. In the
Funds' annual reports, you will
find a discussion of the market
conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.


STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The current annual and semiannual
reports and the SAI are incorporated by
reference into (and are thus legally
a part of) this prospectus.

To receive a free copy of the latest
annual or semiannual reports or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
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INFORMATION PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION (SEC)
You can review and copy
information about the Funds
(including the SAI) at the SEC's
Public Reference Room in Washington, DC.
To find out more about this public
service, call the SEC at 1-202-942-8090.
Reports and other information about the
Funds are also available on the
SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference
Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

Funds' Investment Company Act
file numbers: 811-2652

(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


I040 042003

VANGUARD(R) U.S. STOCK INDEX FUNDS

Admiral(TM) Shares for Participants . April 28, 2003


   This prospectus
contains financial data
 for the Funds through
 the fiscal year ended
  December 31, 2002.

                                          VANGUARD TOTAL STOCK MARKET INDEX FUND

                                                         VANGUARD 500 INDEX FUND

                                             VANGUARD EXTENDED MARKET INDEX FUND

                                                     VANGUARD MID-CAP INDEX FUND

                                                   VANGUARD SMALL-CAP INDEX FUND

                                                       VANGUARD VALUE INDEX FUND

                                                      VANGUARD GROWTH INDEX FUND

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VANGUARD U.S. STOCK INDEX FUNDS
Admiral Shares

Participant Prospectus
April 28, 2003

================================================================================
CONTENTS
--------------------------------------------------------------------------------

 1 AN INTRODUCTION TO INDEX FUNDS
 2 FUND PROFILES
    2 Vanguard Total Stock Market
      Index Fund
    5 Vanguard 500 Index Fund
    8 Vanguard Extended Market Index Fund
   11 Vanguard Mid-Cap Index Fund
   14 Vanguard Small-Cap Index Fund
   17 Vanguard Value Index Fund
   20 Vanguard Growth Index Fund
 22 MORE ON THE FUNDS
 27 THE FUNDS AND VANGUARD
 28 INVESTMENT ADVISER
 28 DIVIDENDS, CAPITAL GAINS,
    AND TAXES
 29 SHARE PRICE
 30 FINANCIAL HIGHLIGHTS
 35 INVESTING WITH VANGUARD
 36 ACCESSING FUND INFORMATION BY COMPUTER

 GLOSSARY (inside back cover)
================================================================================

================================================================================
WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

This prospectus offers the Funds' Admiral Shares and is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
--------------------------------------------------------------------------------

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.

     An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or "passively managed") funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

     An index fund does not always perform exactly like its target index. Like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

INDEX FUNDS IN THIS PROSPECTUS
Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about seven Vanguard U.S. Stock Index Funds, each of which seeks to track a different segment of the U.S. stock market.

---------------------------------------------------------------
FUND                                SEEKS TO TRACK
---------------------------------------------------------------
Vanguard Total Stock Market Index   The overall stock market
Vanguard 500 Index                  Large-cap stocks
Vanguard Extended Market Index      Mid- and small-cap stocks
Vanguard Mid-Cap Index              Mid-cap stocks
Vanguard Small-Cap Index            Small-cap stocks
Vanguard Value Index                Large-cap value stocks
Vanguard Growth Index               Large-cap growth stocks
---------------------------------------------------------------

     On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--

VANGUARD(R) TOTAL STOCK MARKET INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of the overall stock market.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Fund invests all, or substantially all, of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
               ANNUAL TOTAL RETURNS--ADMIRAL SHARES
                    SCALE RANGE  -40% to 30%

                          2001   -10.89
                          2002   -20.95
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 12.37% (quarter ended December 31, 2001), and the lowest return for a quarter was -16.83% (quarter ended September 30, 2002).

--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                                           SINCE
                                                            1 YEAR    INCEPTION*
--------------------------------------------------------------------------------
Vanguard Total Stock Market Index Fund Admiral Shares      -20.95%       -16.18%
Wilshire 5000 Index                                        -20.86        -16.19
--------------------------------------------------------------------------------
*Since-inception returns are from November 13, 2000--the inception date of the Admiral Shares--through December 31, 2002.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.13%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.15%

*The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $15          $48        $85          $192
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

4


================================================================================
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                            NET ASSETS (ALL SHARE
Dividends are distributed quarterly in March, June,    CLASSES) AS OF
September, and December; capital gains, if any,        DECEMBER 31, 2002
are distributed annually in December.                  $24.1 billion

INVESTMENT ADVISER                                     NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,                 TotStAdml
since inception
                                                       VANGUARD FUND NUMBER
INCEPTION DATE                                         585
Investor Shares--April 27, 1992
Admiral Shares--November 13, 2000                      CUSIP NUMBER
                                                       922908728

                                                       TICKER SYMBOL
                                                       VTSAX
================================================================================

FUND PROFILE--VANGUARD(R) 500 INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of large-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's 500 Index, which is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Investment style risk, which is the chance that returns from large-cap stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.


      ----------------------------------------------------
              ANNUAL TOTAL RETURNS--ADMIRAL SHARES
                    SCALE RANGE  -40% to 30%

                        2001   -11.98
                        2002   -22.10
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 10.67% (quarter ended December 31, 2001), and the lowest return for a quarter was -17.20% (quarter ended September 30, 2002).

6


--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                                           SINCE
                                                             1 YEAR   INCEPTION*
--------------------------------------------------------------------------------
Vanguard 500 Index Fund Admiral Shares                      -22.10%      -17.06%
S&P 500 Index                                               -22.10       -17.03
--------------------------------------------------------------------------------
*Since-inception returns are from November 13, 2000--the inception date of the Admiral Shares--through December 31, 2002.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.11%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.01%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.12%

     *The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
   $12           $39        $68          $154
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

================================================================================
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                           NET ASSETS (ALL SHARE
Dividends are distributed quarterly in March, June,   CLASSES) AS OF
September, and December; capital gains, if any,       DECEMBER 31, 2002
are distributed annually in December.                 $68 billion

INVESTMENT ADVISER                                    NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,                500Adml
since inception
                                                      VANGUARD FUND NUMBER
INCEPTION DATE                                        540
Investor Shares--August 31, 1976
Admiral Shares--November 13, 2000                     CUSIP NUMBER
                                                      922908710

                                                      TICKER SYMBOL
                                                      VFIAX
================================================================================

8

FUND PROFILE--
VANGUARD(R) EXTENDED MARKET INDEX FUND


INVESTMENT OBJECTIVE

The Fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks.


PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Wilshire 4500 Completion Index, a broadly diversified index of stocks of small and medium-size U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the Standard & Poor's 500 Index. The Fund invests all, or substantially all, of its assets in a representative sample of the stocks that make up the Wilshire 4500 Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Investment style risk, which is the chance that returns from small- and mid-cap stocks will trail returns from the overall stock market.
     Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
              ANNUAL TOTAL RETURNS--ADMIRAL SHARES
                   SCALE RANGE  -40% to 30%

                        2001    -9.09
                        2002   -18.02
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 19.56% (quarter ended December 31, 2001), and the lowest return for a quarter was -21.08% (quarter ended September 30, 2001).

--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                                           SINCE
                                                             1 YEAR   INCEPTION*
--------------------------------------------------------------------------------
Vanguard Extended Market Index Fund Admiral Shares          -18.02%      -14.66%
Wilshire 4500 Index                                         -17.80       -14.69
--------------------------------------------------------------------------------
*Since-inception returns are from November 13, 2000--the inception date of the Admiral Shares--through December 31, 2002.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.18%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.20%

     *The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $20          $64       $113          $255
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

================================================================================
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         ExtndAdml

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   598
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908694
Investor Shares--December 21, 1987
Admiral Shares--November 13, 2000        TICKER SYMBOL
                                         VEXAX
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002
$3.9 billion
================================================================================

FUND PROFILE--VANGUARD(R) MID-CAP INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of mid-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management" --or indexing--investment approach designed to track the performance of the Standard & Poor's MidCap 400 Index, which is made up of a group of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Investment style risk, which is the chance that returns from mid-cap stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Admiral Shares in their first full calendar year. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
             ANNUAL TOTAL RETURN--ADMIRAL SHARES
      ----------------------------------------------------
                   SCALE RANGE  -40% to 30%

                         2002   -14.55
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 6.71% (quarter ended March 31, 2002), and the lowest return for a quarter was -16.53% (quarter ended September 30, 2002).

12


--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                                           SINCE
                                                             1 YEAR   INCEPTION*
--------------------------------------------------------------------------------
Vanguard Mid-Cap Index Fund Admiral Shares                  -14.55%       -6.78%
S&P MidCap 400 Index                                        -14.51        -6.04
--------------------------------------------------------------------------------
*Since-inception returns are from November 12, 2001--the inception date of the Admiral Shares--through December 31, 2002.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.16%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.18%

     *The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $18          $58        $101         $230
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

================================================================================
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         MidCpAdml

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   5859
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908645
Investor Shares--May 21, 1998
Admiral Shares--November 12, 2001        TICKER SYMBOL
                                         VIMAX
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002
$3.3 billion
================================================================================

14

FUND PROFILE--VANGUARD(R) SMALL-CAP INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of small-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Russell 2000 Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is made up of the 2,000 smallest companies from a list of the 3,000 largest U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Investment style risk, which is the chance that returns from small-cap stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
             ANNUAL TOTAL RETURNS--ADMIRAL SHARES
                   SCALE RANGE  -40% to 30%

                       2001    3.17
                       2002  -19.95
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 20.97% (quarter ended December 31, 2001), and the lowest return for a quarter was -21.32% (quarter ended September 30, 2002).

--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                                           SINCE
                                                              1 YEAR  INCEPTION*
--------------------------------------------------------------------------------
Vanguard Small-Cap Index Fund Admiral Shares                 -19.95%      -7.84%
Russell 2000 Index                                           -20.48       -5.86
--------------------------------------------------------------------------------
*Since-inception returns are from November 13, 2000--the inception date of the Admiral Shares--through December 31, 2002.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.15%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.18%

    *The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $18          $58       $101          $230
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

16


================================================================================
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                      NEWSPAPER ABBREVIATION
Distributed annually in December                 SmCapAdml

INVESTMENT ADVISER                               VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa., since     548
1989
                                                 CUSIP NUMBER
INCEPTION DATE                                   922908686
Investor Shares--October 3, 1960
Admiral Shares--November 13, 2000                TICKER SYMBOL
                                                 VSMAX
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002
 $4.2 billion
================================================================================

FUND PROFILE--VANGUARD(R) VALUE INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of large-capitalization value stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's 500/Barra Value Index, which includes those stocks of the S&P 500 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Investment style risk, which is the chance that returns from large-cap value stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
             ANNUAL TOTAL RETURNS--ADMIRAL SHARES
                   SCALE RANGE  -40% to 30%

                       2001    -11.83
                       2002    -20.85
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 9.90% (quarter ended December 31, 2002), and the lowest return for a quarter was -20.44% (quarter ended September 30, 2002).

18


--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                                           SINCE
                                                             1 YEAR   INCEPTION*
--------------------------------------------------------------------------------
Vanguard Value Index Fund Admiral Shares                    -20.85%      -14.30%
S&P 500/Barra Value Index                                   -20.85       -14.28
--------------------------------------------------------------------------------
*Since-inception returns are from November 13, 2000--the inception date of the Admiral Shares--through December 31, 2002.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.12%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.15%



     *The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $15          $48        $85          $192
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

================================================================================
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                          NET ASSETS (ALL SHARE
Dividends are distributed quarterly in March, June,  (CLASSES) AS OF
September, and December; capital gains, if any,      DECEMBER 31, 2002
are distributed annually in December.                $3.2 billion

INVESTMENT ADVISER                                   NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,               ValAdml
since inception
                                                     VANGUARD FUND NUMBER
INCEPTION DATE                                       506
Investor Shares--November 2, 1992
Admiral Shares--November 13, 2000                    CUSIP NUMBER
                                                     922908678

                                                     TICKER SYMBOL
                                                     VVIAX
================================================================================

20

FUND PROFILE--VANGUARD(R) GROWTH INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of large-capitalization growth stocks.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's 500/Barra Growth Index , which includes those stocks of the S&P 500 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS

An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. In addition, the Fund's performance could be hurt disproportionately by a decline in the prices of just a few stocks. This is because, compared with other mutual funds, the Fund invests a greater percentage of assets in the stocks of fewer companies. The Fund's performance could also be hurt by:

- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Investment style risk, which is the chance that returns from large-cap growth stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
              ANNUAL TOTAL RETURNS--ADMIRAL SHARES
                   SCALE RANGE  -40% to 30%

                        2001   -12.88
                        2002   -23.62
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 12.98% (quarter ended December 31, 2001), and the lowest return for a quarter was -17.49% (quarter ended March 31, 2001).

--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                                           SINCE
                                                          1 YEAR      INCEPTION*
--------------------------------------------------------------------------------
Vanguard Growth Index Fund Admiral Shares                -23.62%         -20.40%
S&P 500/Barra Growth Index                               -23.59          -20.27
--------------------------------------------------------------------------------
*Since-inception returns are from November 13, 2000--the inception date of the Admiral Shares--through December 31, 2002.


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.12%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.15%


    *The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $15          $48        $85          $192
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

22


================================================================================
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                          NET ASSETS (ALL SHARE
Dividends are distributed quarterly in March, June,  (CLASSES) AS OF
September, and December; capital gains, if any,      DECEMBER 31, 2002
are distributed annually in December.                $7.5 billion

INVESTMENT ADVISER                                   NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,               GrwthAdml
since inception
                                                     VANGUARD FUND NUMBER
INCEPTION DATE                                       509
Investor Shares--November 2, 1992
Admiral Shares--November 13, 2000                    CUSIP NUMBER
                                                     922908660

                                                     TICKER SYMBOL
                                                     VIGAX
================================================================================


MORE ON THE FUNDS
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this FLAG symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.


ADVANTAGES OF INDEX FUNDS
Index funds typically have the following characteristics:

- Variety of investments. Vanguard index funds generally invest in securities of a wide variety of companies and industries.

- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.

- Low cost. Index funds are inexpensive to run, compared with actively managed funds. They have few or no research costs, and typically keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.

     Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions. That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, and, thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-size companies than they do with large, well-established companies.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.

     REPLICATION METHOD. Many stock funds use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of its assets in that company. The 500, Mid-Cap, Small-Cap, Value, and Growth Index Funds employ this method of indexing.

     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 5,600 separate stocks as of December 31, 2002), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund's adviser selects, from the target index, a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. For stock funds, these include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks. The Total Stock Market, and Extended Market Index Funds employ this method of indexing.

     The following table shows the number of stocks held by each Fund, and the number of stocks in its target index, as of December 31, 2002.


      --------------------------------------------------------
                               NUMBER OF     NUMBER OF STOCKS
      VANGUARD INDEX FUND     STOCKS HELD    IN TARGET INDEX
      --------------------------------------------------------
      Total Stock Market         3,739            5,668
      500                          505              500
      Extended Market            3,242            5,172
      Mid-Cap                      402              400
      Small-Cap                  1,977            1,964
      Value                        353              352
      Growth                       149              148
      --------------------------------------------------------



================================================================================
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS

Growth investing and value investing are two styles employed by stock-fund managers. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Value funds typically emphasize stocks whose prices are below-average in comparison with those measures; these stocks often have above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price.
================================================================================

24

MARKET EXPOSURE

The Funds invest mainly in common stocks. As a result, they are subject to certain risks.

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     MARKET CAPITALIZATION. Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, or large-cap. It's important to understand that, for both companies and stock funds, market capitalization ranges change over time. Also, interpretations of size vary, and there is no "official" definition of small-, mid-, and large-cap, even among Vanguard fund advisers. The median market capitalization of each Fund as of December 31, 2002 is listed below:

        ----------------------------------------------
                                    MEDIAN MARKET
        VANGUARD INDEX FUND        CAPITALIZATION
        ----------------------------------------------
        Total Stock Market            $26.2 billion
        500                            47.0
        Extended Market                 1.5
        Mid-Cap                         2.2
        Small-Cap                       0.6
        Value                          22.8
        Growth                         71.4
        ----------------------------------------------

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2002)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
----------------------------------------------------------
Best                  54.2%    28.6%     19.9%      17.8%
Worst                -43.1    -12.4      -0.8        3.1
Average               12.2     10.9      11.2       11.4
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2002. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 10.9%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.

     Keep in mind that the S&P 500 Index tracks mainly large-cap stocks. Historically, mid- and small-cap stocks (such as those held by the Total Stock Market, Extended Market, Mid- Cap, and Small-Cap Index Funds) have been more volatile than--and at times have performed quite differently from--the large-cap stocks of the S&P 500 Index.

     Similarly, indexes that are subsets of the S&P 500 Index--such as the S&P 500/Barra Value Index and the S&P 500/Barra Growth Index (the target indexes of the Value and Growth Index Funds)--will not perform in the same way as the broader S&P 500 Index. Historically, the S&P 500/Barra Value Index has been less volatile than the S&P 500 Index; the S&P 500/Barra Growth Index, on the other hand, has displayed somewhat greater short-term volatility than the S&P 500 Index. However, both value and growth stocks have the potential, at times, to be more volatile than the broader market.

[FLAG] EACH FUND  (OTHER  THAN  TOTAL  STOCK  MARKET  INDEX  FUND) IS SUBJECT TO
     INVESTMENT STYLE RISK, WHICH IS THE CHANCE THAT RETURNS FROM THE TYPES OF STOCKS IN WHICH THE FUND INVESTS WILL TRAIL RETURNS FROM THE OVERALL STOCK MARKET. SPECIFIC TYPES OF STOCKS (FOR INSTANCE, SMALL-CAP OR VALUE) TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

RISK OF NONDIVERSIFICATION
The target indexes tracked by Vanguard's U.S. Stock Index Funds hold diverse investments. Similarly, the Funds that track these indexes hold stocks of many companies across many different industry sectors. It is possible that a fund's target index could become less diversified if the index's largest companies significantly increase in value relative to the index's other components. In an extreme situation, a fund tracking such an index might no longer meet the legal definition of "diversified." (Such has been the case, from time to time, with the Growth Index Fund.) For this reason, Vanguard's U.S. Stock Index Funds are classified as "nondiversified." However, these funds, other than the Growth Index Fund, from inception to the date of this prospectus, in actuality have been diversified, and Vanguard expects them to continue to be diversified.

OTHER INVESTMENT POLICIES AND RISKS
Each Fund reserves the right to substitute a different index for the index it currently tracks. This could happen if the current index were discontinued, if the Fund's agreement with the sponsor of its target index were terminated, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same general market segment (large-, mid-, or small-cap; growth; or value) as the current index.

     Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that make up the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.

     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

     To track their target indexes as closely as possible, the Funds attempt to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Funds may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securi-

26

ties, and swap agreements, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants
(securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).

     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation under futures contracts will not exceed 20% of its total assets.

     The reasons for which a Fund may invest in futures include:

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

================================================================================
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives can carry considerable risks, particularly if used for speculation or as leveraged investments.
================================================================================


COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:

- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- Each Vanguard fund (other than the money market funds) limits the number of times that an investor can exchange into and out of the fund.

-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

================================================================================
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
================================================================================


TURNOVER RATE
Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, an index fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes--such as the S&P 500 Index--typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds) because the indexes they track are the most likely to change as a result of companies merging, growing, or failing. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.


================================================================================
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2002, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately 94%; for all domestic stock funds, the average turnover rate was approximately 111%, according to Morningstar, Inc.
================================================================================


THE FUNDS AND VANGUARD

Each Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

28

================================================================================
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
================================================================================

INVESTMENT ADVISER

The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the adviser to the Funds through its Quantitative Equity Group. As of December 31, 2002, Vanguard served as adviser for about $406 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.

     For the fiscal year ended December 31, 2002, the advisory expenses for each Fund (with the exception of the Small-Cap Growth Index Fund) represented an effective annual rate of less than 0.01% of each Fund's average net assets. For the Small-Cap Growth Index Fund, the advisory expenses represented an effective annual rate of approximately 0.02% of its average net assets.

     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' securities and to seek to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates paid to the Funds as well as brokerage or research services provided to the adviser.

================================================================================
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
================================================================================

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings. Income dividends for the Total Stock Market, 500, Value, and Growth Index Funds generally are distributed in March, June, September, and December; income dividends for the Extended Market, Mid-Cap, and Small-Cap Index Funds generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental distributions at some other time during the year.

     Your  distributions  will be  reinvested  in  additional  Fund  shares  and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.


================================================================================
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
================================================================================


SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.

     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

30


FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand the Admiral Shares' financial performance for the periods shown, and certain information reflects financial results for a single Admiral share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Admiral Shares (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose reports--along with each Fund's financial statements--are included in the Funds' most recent annual reports to shareholders. You may have these annual reports sent to you without charge by contacting Vanguard.



================================================================================
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Total Stock Market Index Fund's Admiral Shares as an example. The Admiral Shares began fiscal year 2002 with a net asset value (price) of $25.75 per share. During the year, each Admiral Share earned $0.296 per share from investment income (interest and dividends). There was a decline of $5.672 per share in the value of investments held or sold by the Fund, resulting in a net decline of $5.376 per share from investment operations.

Shareholders received $0.304 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $20.07, reflecting losses of $5.376 per share and distributions of $0.304 per share. This was a decrease of $5.68 per share (from $25.75 at the beginning of the year to $20.07 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -20.95% for the year.

As of December 31, 2002, the Admiral Shares had $4 billion in net assets. For the year, the expense ratio was 0.15% ($1.50 per $1,000 of net assets), and the net investment income amounted to 1.39% of average net assets. The Fund sold and replaced securities valued at at an annualized rate of 4% of its net assets.
================================================================================

TOTAL STOCK MARKET INDEX FUND ADMIRAL SHARES
----------------------------------------------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,    NOV. 13* TO
                                                          ----------------      DEC. 31,
                                                           2002       2001         2000
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $25.75     $29.26        $30.22
----------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                    .296       .332          .049
 Net Realized and Unrealized Gain (Loss) on Investments (5.672)    (3.533)        (.830)
----------------------------------------------------------------------------------------
 Total from Investment Operations                       (5.376)    (3.201)        (.781)
----------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    (.304)     (.309)        (.099)
 Distributions from Realized Capital Gains                  --         --         (.080)
----------------------------------------------------------------------------------------
 Total Distributions                                     (.304)     (.309)        (.179)
----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $20.07     $25.75        $29.26
----------------------------------------------------------------------------------------
TOTAL RETURN                                            -20.95%    -10.89%        -2.55%
----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                   $4,069     $3,894        $2,104
 Ratio of Total Expenses to Average Net Assets            0.15%      0.15%       0.15%**
 Ratio of Net Investment Income to Average Net Assets     1.39%      1.17%       1.23%**
 Turnover Rate                                              4%+        7%+            7%
----------------------------------------------------------------------------------------

 *Inception.
**Annualized.
 +Turnover rates excluding in-kind redemptions were 2% and 3%, respectively.



500 INDEX FUND ADMIRAL SHARES
-----------------------------------------------------------------------------------------
                                                               YEAR ENDED
                                                               DECEMBER 31,   NOV. 13* TO
                                                            ---------------      DEC. 31,
                                                            2002       2001          2000
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $105.89    $121.87       $124.88
-----------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                    1.374      1.313          .179
 Net Realized and Unrealized Gain (Loss) on Investments (24.700)   (15.955)       (2.808)
-----------------------------------------------------------------------------------------
 Total from Investment Operations                       (23.326)   (14.642)       (2.629)
-----------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    (1.414)    (1.338)        (.381)
 Distributions from Realized Capital Gains                   --         --            --
-----------------------------------------------------------------------------------------
 Total Distributions                                     (1.414)    (1.338)        (.381)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $81.15    $105.89       $121.87
-----------------------------------------------------------------------------------------
TOTAL RETURN                                             -22.10%    -11.98%        -2.10%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                   $11,922    $13,863        $8,237
 Ratio of Total Expenses to Average Net Assets             0.12%      0.12%        0.12%+
 Ratio of Net Investment Income to Average Net Assets      1.50%      1.22%        1.03%+
 Turnover Rate**                                              7%         4%            9%
-----------------------------------------------------------------------------------------

 *Inception.

**Turnover   rates  excluding   in-kind   redemptions   were  6%,  3%,  and  7%,
respectively.
 +Annualized.

32


EXTENDED MARKET INDEX FUND ADMIRAL SHARES
-----------------------------------------------------------------------------------------
                                                             YEAR ENDED
                                                             DECEMBER 31,     NOV. 31* TO
                                                           ---------------       DEC. 31,
                                                           2002       2001          2000
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $23.09     $26.61        $31.89
-----------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                     .201       .213          .050
 Net Realized and Unrealized Gain (Loss) on Investments  (4.360)    (2.703)       (1.736)
-----------------------------------------------------------------------------------------
 Total from Investment Operations                        (4.159)    (2.490)       (1.686)
-----------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                     (.191)     (.220)        (.274)
 Distributions from Realized Capital Gains                   --      (.810)       (3.320)
-----------------------------------------------------------------------------------------
 Total Distributions                                      (.191)    (1.030)       (3.594)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $18.74     $23.09        $26.61
-----------------------------------------------------------------------------------------
TOTAL RETURN                                             -18.02%     -9.09%        -4.30%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                      $611       $735          $441
 Ratio of Total Expenses to Average Net Assets             0.20%      0.20%       0.20%**
 Ratio of Net Investment Income to Average Net Assets      0.94%      0.94%       1.23%**
 Turnover Rate                                               17%        20%           33%
-----------------------------------------------------------------------------------------

 *Inception.

**Annualized.



MID-CAP INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                      YEAR ENDED     NOV. 12* TO
                                                        DEC. 31,        DEC. 31,
                                                            2002            2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $53.56          $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                     .431            .056
 Net Realized and Unrealized Gain (Loss) on Investments  (8.154)          3.982
--------------------------------------------------------------------------------
 Total from Investment Operations                        (7.723)          4.038
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                     (.451)          (.320)
 Distributions from Realized Capital Gains                (.576)          (.158)
--------------------------------------------------------------------------------
 Total Distributions.                                    (1.027)          (.478)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $44.81          $53.56
--------------------------------------------------------------------------------
TOTAL RETURN                                             -14.55%           8.06%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                      $411            $223
 Ratio of Total Expenses to Average Net Assets             0.18%         0.20%**
 Ratio of Net Investment Income to Average Net Assets      0.94%         0.86%**
 Turnover Rate                                              20%+             24%
--------------------------------------------------------------------------------

*Inception.

**Annualized.
 +Turnover rate excluding in-kind redemptions was 18%.

SMALL-CAP INDEX FUND ADMIRAL SHARES
-----------------------------------------------------------------------------------------
                                                              YEAR ENDED
                                                             DECEMBER 31,     NOV. 13* TO
                                                           ----------------      DEC. 31,
                                                           2002       2001          2000
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $19.82     $19.44        $22.40
-----------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                     .207       .231          .053
 Net Realized and Unrealized Gain (Loss) on Investments  (4.160)      .388          .062
-----------------------------------------------------------------------------------------
 Total from Investment                                   (3.953)      .619          .115
-----------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                     (.207)     (.239)        (.265)
 Distributions from Realized Capital Gains                   --         --        (2.810)
-----------------------------------------------------------------------------------------
 Total Distributions                                      (.207)     (.239)       (3.075)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $15.66     $19.82        $19.44
-----------------------------------------------------------------------------------------
TOTAL RETURN                                             -19.95%      3.17%         1.75%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                      $591       $547          $252
 Ratio of Total Expenses to Average Net Assets             0.18%      0.20%       0.20%**
 Ratio of Net Investment Income to Average Net Assets      1.22%      1.24%       1.79%**
 Turnover Rate                                               32%        39%           49%
-----------------------------------------------------------------------------------------

 *Inception.
**Annualized.


VALUE INDEX FUND ADMIRAL SHARES
-----------------------------------------------------------------------------------------
                                                               YEAR ENDED
                                                              DECEMBER 31,    NOV. 13* TO
                                                           ----------------      DEC. 31,
                                                           2002       2001          2000
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $18.90     $22.87        $22.86
-----------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                     .315       .318          .045
 Net Realized and Unrealized Gain (Loss) on Investments  (4.238)    (2.986)         .635
-----------------------------------------------------------------------------------------
 Total from Investment Operation                         (3.923)    (2.668)         .680
-----------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                     (.327)     (.325)        (.100)
 Distributions from Realized Capital Gains                   --      (.977)        (.570)
-----------------------------------------------------------------------------------------
 Total Distributions                                      (.327)    (1.302)        (.670)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $14.65     $18.90        $22.87
-----------------------------------------------------------------------------------------
TOTAL RETURN                                             -20.85%    -11.83%         3.13%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                      $480       $587          $248
 Ratio of Total Expenses to Average Net Assets             0.15%      0.17%       0.17%**
 Ratio of Net Investment Income to Average Net Assets      1.88%      1.57%       0.19%**
 Turnover Rate                                               26%        38%           37%
-----------------------------------------------------------------------------------------

 *Inception.
**Annualized.

34


GROWTH INDEX FUND ADMIRAL SHARES
-----------------------------------------------------------------------------------------
                                                             YEAR ENDED
                                                             DECEMBER 31,    NOV. 13* TO
                                                           ---------------       DEC.31,
                                                           2002       2001          2000
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $26.42     $30.57        $33.12
-----------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                     .237       .194          .024
 Net Realized and Unrealized Gain (Loss) on Investments  (6.465)    (4.144)       (2.536)
-----------------------------------------------------------------------------------------
 Total from Investment Operations                        (6.228)    (3.950)       (2.512)
-----------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                     (.242)     (.200)        (.038)
 Distributions from Realized Capital Gains                   --         --            --
-----------------------------------------------------------------------------------------
 Total Distributions                                      (.242)     (.200)        (.038)
-----------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $19.95     $26.42        $30.57
-----------------------------------------------------------------------------------------
TOTAL RETURN                                             -23.62%    -12.88%        -7.59%
-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                      $751       $906          $709
 Ratio of Total Expenses to Average Net Assets             0.15%      0.17%       0.17%**
 Ratio of Net Investment Income to Average Net Assets      1.05%      0.74%       0.56%**
 Turnover Rate                                               23%        31%           33%
-----------------------------------------------------------------------------------------

 *Inception.
**Annualized.

INVESTING WITH VANGUARD
One or more of the Funds are an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.

- If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.

- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

     In all cases, your transaction will be based on the Fund's next-determined net asset value (NAV) after Vanguard receives your request (or, in the case of new contributions, the next-determined NAV after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's NAV. This is known as your TRADE DATE.


EXCHANGES

The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Vanguard/(R)/ funds and increase their transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH NON-MONEY-MARKET FUNDS (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from a fund followed by a purchase back into the fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of a fund.

     Before making an exchange to or from another fund available in your plan, consider the following:

- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.

- Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.

- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

36

ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.



The Vanguard Group, Vanguard, PlainTalk, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc., S&P 500(R), Standard & Poor's 500, S&P MidCap 400, Standard & Poor's MidCap 400, S&P SmallCap 600, and Standard & Poor's SmallCap 600, are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds. All other marks are the exclusive property of their respective owners.

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.
--------------------------------------------------------------------------------
CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.
--------------------------------------------------------------------------------
CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.
--------------------------------------------------------------------------------
COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.
--------------------------------------------------------------------------------
DIVIDEND DISTRIBUTION

Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.

--------------------------------------------------------------------------------
EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.
--------------------------------------------------------------------------------
GROWTH FUND

A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value.

--------------------------------------------------------------------------------
INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.
--------------------------------------------------------------------------------
INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.
--------------------------------------------------------------------------------
NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.
--------------------------------------------------------------------------------
PASSIVE MANAGEMENT

A low-cost investment strategy in which a mutual fund attempts to track--rather than outperform--a particular stock or bond market index; also known as indexing.

--------------------------------------------------------------------------------
PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.
--------------------------------------------------------------------------------
PRINCIPAL
The amount of money you put into an investment.
--------------------------------------------------------------------------------
TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.
--------------------------------------------------------------------------------
VALUE FUND

A mutual fund that typically emphasizes stocks whose prices are below-average in comparison with such measures as earnings and book value. These stocks often have above-average dividend yields.

--------------------------------------------------------------------------------
VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.
--------------------------------------------------------------------------------
YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.
================================================================================

[SHIP]
THE VANGUARD GROUP (R)

Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION

If you'd like more  information  about
Vanguard U.S. Stock Index Funds, the following documents are available free upon request:


ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.


STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.

The  current  annual and  semiannual
reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest
annual or semiannual reports or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES
AND EXCHANGE COMMISSION (SEC)
You can review and copy  information
about the Funds (including the SAI) at the
SEC's  Public  Reference  Room in
Washington,  DC. To find out more  about
this public service,  call the SEC at
1-202-942-8090.  Reports and other information
about  the   Funds  are  also   available
on  the  SEC's   Internet   site  at
http://www.sec.gov, or you can receive
copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section,
Securities  and  Exchange  Commission,
Washington, DC 20549-0102.

Funds' Investment Company Act
file numbers: 811-2652

(C) 2003 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.


I585 042003

VANGUARD(R) VIPER(R) SHARES

April 28 2003


Exchange-traded fund shares that are not individually redeemable

  This prospectus
contains financial data
 for the Funds through
 the fiscal year ended
  December 31, 2002.
                                              VANGUARD TOTAL STOCK MARKET VIPERS
                                                 VANGUARD EXTENDED MARKET VIPERS

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VANGUARD TOTAL STOCK MARKET VIPERS
VANGUARD EXTENDED MARKET VIPERS
Prospectus
April 28, 2003

Vanguard Index Participation Equity Receipts
An Exchange-Traded Class of Shares of Certain Vanguard Index Funds
================================================================================
CONTENTS
--------------------------------------------------------------------------------
  1 AN INTRODUCTION TO VIPER SHARES
  2 FUND PROFILES
   2 Total Stock Market VIPERs
   5 Extended Market VIPERs
  8 MORE ON VIPER SHARES
 16 VIPER SHARES AND VANGUARD
 17 INVESTMENT ADVISER
 17 DIVIDENDS, CAPITAL GAINS,
    AND TAXES
 19 DAILY PRICING
 19 FINANCIAL HIGHLIGHTS
GLOSSARY (inside back cover)
================================================================================


================================================================================
A NOTE TO RETAIL INVESTORS:

VIPER Shares can be purchased directly from the issuing Fund only in exchange for a basket of securities that is expected to be worth several million dollars. Most individual investors, therefore, will not be able to purchase VIPER Shares directly from the Fund. Instead, these investors will purchase VIPER Shares in the secondary market with the assistance of a broker. Thus, some of the information contained in this prospectus--such as information about purchasing and redeeming VIPER Shares from a Fund and references to transaction fees imposed on purchases and redemptions--is not relevant to most individual investors.
--------------------------------------------------------------------------------

AN INTRODUCTION TO VIPER SHARES

WHAT ARE VIPER SHARES?
Vanguard Index Participation Equity Receipts, or "VIPER" Shares, are a class of exchange-traded securities that represent an interest in a portfolio of stocks held by a particular Vanguard index mutual fund. The two funds that currently offer VIPER Shares are:

-------------------------------------------------------------------------------------------------
FUND                   VIPER SHARES                         SEEKS TO TRACK
-------------------------------------------------------------------------------------------------
Vanguard Total Stock   Vanguard Total Stock Market VIPERs   The overall stock market
 Market Index Fund
Vanguard Extended      Vanguard Extended Market VIPERs      Mid- and small-capitalization stocks
 Market Index Fund
-------------------------------------------------------------------------------------------------

     In addition to VIPER Shares, each of the Funds offers three conventional classes of shares. This prospectus, however, relates only to VIPER Shares.

HOW ARE VIPER SHARES DIFFERENT FROM CONVENTIONAL MUTUAL FUND SHARES? Conventional mutual fund shares are bought from and redeemed with the issuing fund for cash at a net asset value (NAV) typically calculated once a day. VIPER Shares, by contrast, cannot be purchased directly from or redeemed directly with the issuing fund except by or through Authorized Participants (defined below), and then only for an in-kind basket of securities.

     An organized secondary market is expected to exist for VIPER Shares, unlike conventional mutual fund shares, because VIPER Shares are listed for trading on the American Stock Exchange (AMEX). Investors can purchase and sell VIPER Shares on the secondary market through a broker. Secondary-market transactions occur not at NAV, but at market prices that change throughout the day based on the supply of, and demand for, VIPER Shares.

     Although the market price of a VIPER Share typically will approximate its NAV, there may be times when the market price and the NAV vary, so you may receive more or less than NAV when you sell your shares on the secondary market. Also, it is possible that an active trading market may not be maintained.

HOW DO I BUY AND SELL VIPER SHARES?

A fund issues and redeems VIPER Shares only in bundles of 50,000 shares (in the case of Total Stock Market VIPERs) or 100,000 shares (in the case of Extended Market VIPERs). These bundles are known as "Creation Units." To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company that has executed a Participant Agreement with the fund's Distributor. Vanguard will provide a list of Authorized Participants upon request. Because Creation Units can be purchased only in exchange for a basket of securities likely to cost millions of dollars, it is expected that only a limited number of institutional investors will purchase and redeem VIPER Shares directly with an issuing fund.

     Investors who cannot afford to purchase a Creation Unit can acquire VIPER Shares in one of two ways. If you own conventional shares of a fund that issues VIPER Shares, you can, for a fee, convert those shares into VIPER Shares of equivalent value. For more information about the conversion privilege, see "Conversion Privilege" under MORE ON VIPER SHARES. In addition, any investor may purchase VIPER Shares on the secondary market (i.e., not from the issuing fund) through a broker. VIPER Shares are listed on the AMEX and are

2

publicly traded. To acquire VIPER Shares through either means, you must have a brokerage account. For information about acquiring VIPER Shares through conversion of conventional shares or through a secondary market purchase, please contact your broker. If you want to sell VIPER Shares, you must do so through your broker; VIPER Shares cannot be converted back into conventional shares.

     NOTE: When you buy or sell VIPER Shares on the secondary market, your broker will charge a commission. In addition, because secondary market transactions occur at market prices, you may pay more than NAV when you buy VIPER Shares, and receive less than NAV when you sell those shares.


PROFILE--VANGUARD(R) TOTAL STOCK MARKET VIPERS(R)

The following profile summarizes key features of Vanguard Total Stock Market VIPERs, an exchange-traded class of shares issued by Vanguard Total Stock Market Index Fund.

INVESTMENT OBJECTIVE
Total Stock Market VIPERs seek to track the performance of a benchmark index that measures the investment return of the overall stock market.

PRIMARY INVESTMENT STRATEGIES
Vanguard Total Stock Market Index Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Fund invests all, or substantially all, of its assets in a representative sample of the stocks that make up the Index.

PRIMARY RISKS

- TOTAL STOCK MARKET VIPERS' TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS.

- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Total Stock Market VIPERs are listed for trading on the American Stock Exchange (AMEX) and can be sold in the secondary market at market prices. Although it is expected that the market price of a Total Stock Market VIPER typically will approximate its net asset value, there may be times when the market price and the NAV vary significantly. Thus, if you sell Total Stock Market VIPERs on the secondary market, you may receive less than NAV.

- Although Total Stock Market VIPERs are listed for trading on the AMEX, it is possible that an active trading market may not be maintained.

- Trading of Total Stock Market VIPERs on the AMEX may be halted if AMEX officials deem such action appropriate, if Total Stock Market VIPERs are delisted from the AMEX, or if the activation of marketwide "circuit breakers" halts stock trading generally.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's VIPER Shares in their first full calendar year.

      ----------------------------------------------------
                ANNUAL TOTAL RETURN--VIPER SHARES
                   SCALE RANGE -40% to 30%

                       2002  -20.94
      ----------------------------------------------------


The return figure assumes that an investor purchased shares at net asset value and does not reflect the transaction fee imposed on purchases and redemptions of Creation Units or the commissions that investors pay their brokers to buy and sell VIPER Shares in the secondary market.

     During the period shown in the bar chart, the highest return for a calendar quarter was 7.81% (quarter ended December 31, 2002), and the lowest return for a quarter was -16.82% (quarter ended September 30, 2002).


     The table shows how the average annual total returns of the VIPER Shares compare with those of the Fund's target index. To calculate the figures that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's VIPER Share class and that after-tax returns for other share classes will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own VIPER Shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                 PERIODS ENDED DECEMBER 31, 2002
                                                                          SINCE
                                                              1 YEAR  INCEPTION*
--------------------------------------------------------------------------------
VANGUARD TOTAL STOCK MARKET INDEX FUND VIPER SHARES
 Return Before Taxes                                         -20.94%     -19.00%
 Return After Taxes on Distributions                         -21.37      -19.46
 Return After Taxes on Distributions and Sale of Fund Shares -12.84      -15.19
  Fund Shares
--------------------------------------------------------------------------------
WILSHIRE 5000 INDEX (reflects no deduction for fees,         -20.86%     -18.96%
 expenses, or taxes)
--------------------------------------------------------------------------------
* Since-inception returns are from May 24, 2001--the inception date of the VIPER Shares--through December 31, 2002.

4

FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Total Stock Market VIPERs. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Transaction Fee on Purchases and Redemptions:                    Varies*
      Transaction Fee Imposed on Reinvested Dividends:                    None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.13%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.15%

*An investor purchasing or redeeming Creation Units of Total Stock Market VIPERs will pay to the issuing Fund a transaction fee of $5,500, plus an additional fee of up to $5,500 if the investor does not purchase or redeem through the Continuous Net Settlement System of the National Securities Clearing Corporation. An investor buying or selling Total Stock Market VIPERs in the secondary market will pay a commission to his or her broker in an amount established by the broker. An investor converting conventional shares into Total Stock Market VIPERs will pay a $50 conversion fee to Vanguard; in addition, the broker may impose a conversion fee of its own.

     The following example is intended to help retail investors compare the cost of investing in Total Stock Market VIPERs with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in Total Stock Market VIPERs. This example assumes that Total Stock Market VIPERs provide a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell Total Stock Market VIPERs. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $15          $48        $85          $192
--------------------------------------------------

     The value of a Total Stock Market VIPERs Creation Unit as of March 31, 2003, was approximately $3.98 million. Assuming an investment of $3.98 million, payment of the standard $5,500 transaction fee applicable to both the purchase and redemption of the Creation Unit, a 5% return each year, and no change in operating expenses, the total cost of holding a Total Stock Market VIPER Creation Unit would be $17,106 if the Creation Unit were redeemed after one year and $30,222 if redeemed after three years.


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

==================================================================================================
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                          NET ASSETS (ALL SHARE CLASSES OF VANGUARD
Dividends are distributed quarterly in March, June,  VANGUARD TOTAL STOCK MARKET INDEX FUND) AS OF
September, and December; capital gains, if any,      DECEMBER 31, 2002
annually in December.                                $24.1 billion

INVESTMENT ADVISER                                   VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,               970
since inception
                                                     CUSIP NUMBER
INCEPTION DATE                                       922908769
May 24, 2001
                                                     AMEX TRADING SYMBOL
NUMBER OF TOTAL STOCK MARKET VIPERS                  VTI
IN A CREATION UNIT
50,000
==================================================================================================


PROFILE--VANGUARD(R) EXTENDED MARKET VIPERS(R)

The following profile summarizes key features of Vanguard Extended Market VIPERs, an exchange-traded class of shares issued by Vanguard Extended Market Index Fund.

INVESTMENT OBJECTIVE
Extended Market VIPERs seek to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
Vanguard Extended Market Index Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Wilshire 4500 Completion Index, a broadly diversified index of stocks of small and medium-size U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the Standard & Poor's 500 Index. The Fund invests all, or substantially all, of its assets in a representative sample of the stocks that make up the Wilshire 4500 Index.


PRIMARY RISKS

- EXTENDED MARKET VIPERS' TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS.

- Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

- Extended Market VIPERs are subject to investment style risk, which is the chance that returns from small- and mid-cap stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

- Extended Market VIPERs are listed for trading on the American Stock Exchange (AMEX) and can be sold in the secondary market at market prices. Although it is expected that the market price of an Extended Market VIPER typically will approximate its net asset value, there may be times when the market price and the NAV vary significantly. Thus, if you sell Extended Market VIPERs on the secondary market, you may receive less than NAV.

- Although Extended Market VIPERs are listed for trading on the AMEX, it is possible that an active trading market may not be maintained.

6

- Trading of Extended Market VIPERs on the AMEX may be halted if AMEX officials deem such action appropriate, if Extended Market VIPERs are delisted from the AMEX, or if the activation of marketwide "circuit breakers" halts stock trading generally.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's VIPER Shares in their first full calendar year.

      ----------------------------------------------------
                 ANNUAL TOTAL RETURN--VIPER SHARES
                     SCALE RANGE  -40% to 30%

                          2002   -18.04
      ----------------------------------------------------

The return figure assumes that an investor purchased shares at net asset value and does not reflect the transaction fee imposed on purchases and redemptions of Creation Units or the commissions that investors pay their brokers to buy and sell VIPER Shares in the secondary market.

     During the period shown in the bar chart, the highest return for a calendar quarter was 5.82% (quarter ended December 31, 2002), and the lowest return for a quarter was -15.51% (quarter ended September 30, 2002).

     The table shows how the average annual total returns of the VIPER Shares compare with those of the Fund's target index. To calculate the figures that present the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should note that the after-tax returns are only for the Fund's VIPER Share class and that after-tax returns for other share classes will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own VIPER Shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                 PERIODS ENDED DECEMBER 31, 2002
                                                                           SINCE
                                                             1 YEAR   INCEPTION*
--------------------------------------------------------------------------------
VANGUARD EXTENDED MARKET INDEX FUND VIPER SHARES
 Return Before Taxes                                         -18.04%     -17.79%
 Return After Taxes on Distributions                         -18.37      -18.13
 Return After Taxes on Distributions and Sale of Fund Shares -11.07      -14.39
--------------------------------------------------------------------------------
WILSHIRE 4500 INDEX (reflects no deduction for               -17.80%     -17.51%
 fees, expenses, or taxes)
--------------------------------------------------------------------------------
* Since-inception returns are from December 27, 2001--the inception date of the VIPER shares--through December 31,2002.



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Extended Market VIPERs. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Transaction Fee on Purchases and Redemptions:                    Varies*
      Transaction Fee Imposed on Reinvested Dividends:                    None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.18%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.20%

*An investor purchasing or redeeming Creation Units of Extended Market VIPERs will pay to the issuing Fund a transaction fee of $5,500, plus an additional fee of up to $5,500 if the investor does not purchase or redeem through the Continuous Net Settlement System of the National Securities Clearing
Corporation. An investor buying or selling Extended Market VIPERs in the secondary market will pay a commission to his or her broker in an amount established by the broker. An investor converting conventional shares into Extended Market VIPERs will pay a $50 conversion fee to Vanguard; in addition, the broker may impose a conversion fee of its own.

     The following example is intended to help retail investors compare the cost of investing in Extended Market VIPERs with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they invest $10,000 in Extended Market VIPERs. This example assumes that Extended Market VIPERs provide a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commissions that retail investors will pay to buy and sell Extended Market VIPERs. It also does not include the transaction fees on purchases and redemptions of Creation Units, because these fees will not be imposed on retail investors.

--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $20          $64        $113          $255
--------------------------------------------------

8


     The value of an Extended Market VIPERs Creation Unit as of March 31, 2003, was approximately $4.78 million. Assuming an investment of $4.78 million, payment of the standard $5,500 transaction fee applicable to both the purchase and redemption of the Creation Unit, a 5% return each year, and no change in operating expenses, the total cost of holding an Extended Market VIPER Creation Unit would be $20,778 if the Creation Unit were redeemed after one year and $41,765 if redeemed after three years.


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

================================================================================
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS              NET ASSETS (ALL SHARE CLASSES OF
Distributed annually in December         VANGUARD EXTENDED MARKET INDEX FUND)
                                         AS OF DECEMBER 31, 2002
INVESTMENT ADVISER                       $3.9 billion
The Vanguard Group, Valley Forge, Pa.,
since inception                          VANGUARD FUND NUMBER
                                         965
INCEPTION DATE
December 27, 2001                        CUSIP NUMBER
                                         922908652
NUMBER OF EXTENDED MARKET VIPERS
IN A CREATION UNIT                       AMEX TRADING SYMBOL
100,000                                  VXF
================================================================================

MORE ON VIPER SHARES
The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Look for this FLAG symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select stocks.

     REPLICATION METHOD. Some index funds hold each stock found in their target indexes in about the same proportion as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of a particular index were made up of the stock of a specific company, a fund tracking that index through replication would invest about 5% of its assets in that company.

     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 5,600 separate stocks as of December 31, 2002), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund's adviser selects from the target index a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. For stock funds, these include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks. The Total Stock Market and Extended Market Index Funds employ this method of indexing.

     The following table shows the number of stocks held by each Fund, and the number of stocks in its target index, as of December 31, 2002.

-----------------------------------------------------------------------
                                          NUMBER OF    NUMBER OF STOCKS
FUND                                    STOCKS HELD     IN TARGET INDEX
-----------------------------------------------------------------------
Vanguard Total Stock Market Index Fund        3,739               5,668
Vanguard Extended Market Index Fund           3,242               5,172
-----------------------------------------------------------------------


MARKET EXPOSURE

[FLAG] VIPER SHARES ARE SUBJECT TO STOCK  MARKET RISK,  WHICH IS THE CHANCE THAT
     STOCK PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2002)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
----------------------------------------------------------
Best                  54.2%    28.6%     19.9%      17.8%
Worst                -43.1    -12.4      -0.8        3.1
Average               12.2     10.9      11.2       11.4
----------------------------------------------------------


     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2002. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 10.9%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or any VIPER Shares in particular.

     MARKET CAPITALIZATION. Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, or large-cap. It's important to understand that, for both companies and stock funds, market capitalization ranges change over time. Also, interpretations of size vary, and there is no "official" definition of small-, mid-, and large-cap, even among Vanguard fund advisers. The median market capitalization of each Fund as of December 31, 2002 is listed below:

              -----------------------------------------
                                          MEDIAN MARKET
              VANGUARD INDEX FUND        CAPITALIZATION
              -----------------------------------------
              Total Stock Market          $26.2 billion
              Extended Market               1.5
              -----------------------------------------

10

[FLAG] EXTENDED MARKET VIPERS ARE SUBJECT TO INVESTMENT STYLE RISK, WHICH IS THE
     CHANCE THAT RETURNS FROM SMALL- AND MID-CAP STOCKS WILL TRAIL RETURNS FROM THE OVERALL STOCK MARKET. HISTORICALLY, THESE STOCKS HAVE BEEN MORE VOLATILE IN PRICE THAN THE LARGE-CAP STOCKS THAT DOMINATE THE OVERALL STOCK MARKET, AND THEY OFTEN PERFORM QUITE DIFFERENTLY.


RISK OF NONDIVERSIFICATION
The target indexes tracked by the Funds hold diverse investments. Similarly, the Funds that track these indexes hold stocks of many companies across many different industry sectors. It is possible that a fund's target index could become less diversified if the index's largest companies significantly increase in value relative to the index's other components. In an extreme situation, a fund tracking such an index might no longer meet the legal definition of "diversified." For this reason, the Funds are classified as "nondiversified." However, these Funds, from inception to the date of this prospectus, in acutality have been diversified, and Vanguard expects them to continue to be diversified.


SPECIAL RISKS OF EXCHANGE-TRADED SHARES


[FLAG] VIPER SHARES ARE NOT INDIVIDUALLY REDEEMABLE. They can be redeemed with the issuing Fund at NAV only in large blocks known as Creation Units. You would incur brokerage costs in purchasing enough VIPER Shares to constitute a Creation Unit.


[FLAG] THE MARKET PRICE OF VIPER  SHARES MAY DIFFER FROM NET ASSET VALUE.  VIPER
     Shares are listed for trading on the AMEX and can be bought and sold in the secondary market at market prices. Although it is expected that the market price of a VIPER Share typically will approximate its net asset value
     (NAV), there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when buying VIPER Shares on the secondary market, and you may receive less than NAV when you sell those shares.

     The market price of VIPER Shares, like the price of any exchange-traded security, includes a "bid-asked spread" charged by the exchange specialist and other market makers that cover the particular security. In times of severe market disruption, the bid-asked spread can increase significantly. This means that VIPER Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest, when the price of VIPER Shares is falling fastest--and this may be the time that you most want to sell VIPER Shares.

     NOTE: Vanguard's website will show the prior day's closing NAV and closing market price for each Fund's VIPER Shares. The website also will disclose how frequently each Fund's VIPER Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

[FLAG] AN ACTIVE TRADING MARKET MAY NOT EXIST. Although VIPER Shares are listed on the AMEX, it is possible that an active trading market may not be maintained.

[FLAG] TRADING MAY BE HALTED. Trading of VIPER Shares on the AMEX will be halted whenever trading in equity securities generally is halted by the activation of marketwide "circuit breakers," which are tied to large decreases in the Dow Jones Industrial Average. Trading of VIPER Shares also will be halted if (i) the shares are delisted from the AMEX without first being listed on another exchange, or (ii) AMEX officials determine that such action is appropriate in the interest of a fair and orderly market or to protect investors.

     NOTE: If trading of VIPER Shares on the AMEX is halted, eligible investors (see below) will still be able to purchase Creation Units of VIPER Shares directly from an issuing Fund and redeem such units with the Fund.

PURCHASING VIPER SHARES FROM AN ISSUING FUND

You can purchase VIPER Shares from an issuing Fund if you meet the following criteria and comply with the following procedures:

- Eligible Investors. To purchase VIPER Shares from a Fund, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (DTC) that has executed a Participant Agreement with the Fund's Distributor. Most Authorized Participants are expected to be brokerage firms.

- Creation Units. You must purchase VIPER Shares in large blocks known as "Creation Units." The number of VIPER Shares in a Creation Unit is as follows:

 ----------------------------------------------------------------------
                                          NUMBER OF VIPER SHARES IN A
 FUND                                            CREATION UNIT
 ----------------------------------------------------------------------
 Vanguard Total Stock Market Index Fund              50,000
 Vanguard Extended Market Index Fund                100,000
 ----------------------------------------------------------------------

For any particular Fund, the number of VIPER Shares in a Creation Unit will not change over time, except in the event that the Fund splits or revalues its shares. The Funds will not issue fractional Creation Units.

- In-Kind Creation Basket. To purchase VIPER Shares directly from a Fund, you must tender to the Fund a basket of securities. Each business day, prior to the opening of trading on the AMEX, the Fund's adviser will make available, on the National Securities Clearing Corporation (NSCC) bulletin board, a list identifying the name and number of shares of each security to be included in that day's creation basket. Each Fund reserves the right to accept a nonconforming creation basket.

- Balancing Amount. In addition to the in-kind deposit of securities, you will either pay to, or receive from, the Fund an amount of cash (the Balancing Amount) equal to the difference between the NAV of a Creation Unit and the value of the securities in the creation basket. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit. The Fund's adviser will publish, on a daily basis, information about the previous day's Balancing Amount. You also must pay a transaction fee, described below, in cash. The Balancing Amount and the transaction fee, taken together, are referred to as the "Cash Component."

- Placement of Purchase Orders. All purchase orders must be placed with Vanguard by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run by the DTC or through an enhanced clearing process that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the NSCC. Authorized Participants that do not use the NSCC's

12

     enhanced clearing process will be charged a higher transaction fee (discussed below). A purchase order must be received by the Fund's Distributor prior to the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order for you to receive the NAV determined on that day.

- Transaction Fee on Purchase of Creation Units. The Funds impose a transaction fee in the amount of $5,500 on each purchase of Creation Units effected through the NSCC's enhanced clearing process, regardless of the number of units purchased. Thus, for example, whether an investor purchases one, two, or ten Creation Units of Total Stock Market VIPERs, the transaction fee would be $5,500. For an investor purchasing Creation Units through the manual DTC clearing process, the transaction fee would be a maximum of $11,000. Investors permitted to tender a nonconforming creation basket would be subject to an additional charge determined at the discretion of the Fund. The transaction fee is paid to the Fund, not to Vanguard or a third party. The fee protects existing shareholders of the Fund from the costs associated with issuing Creation Units.

REDEEMING VIPER SHARES WITH AN ISSUING FUND
The redemption process is essentially the reverse of the purchase process.

- Eligible Investors. To redeem VIPER Shares with a Fund, you must be an Authorized Participant or you must redeem through a broker that is an Authorized Participant.

- Creation Units. To redeem VIPER Shares with a Fund, you must tender the shares in Creation Unit-size blocks.

- In-Kind Redemption Proceeds. Redemption proceeds will be paid in kind with a basket of securities. In most cases, the basket of securities you receive will be the same as that required of investors purchasing Creation Units on the same day. There will be times, however, when the creation and redemption baskets differ. The composition of the redemption basket will be available on the NSCC bulletin board. NOTE: Each Fund reserves the right to honor a redemption request with a nonconforming redemption basket, with the consent of the redeeming investor.

- Balancing Amount. Depending on whether the NAV of a Creation Unit is higher or lower than the value of the redemption securities, you will either receive from or pay to the Fund a Balancing Amount in cash. If you are due to receive a Balancing Amount, the amount you actually receive will be reduced by the amount of the applicable transaction fee.

- Placement of Redemption Orders. As with purchases, redemptions may be processed either through the DTC process or the enhanced NSCC process. A redemption order is deemed received on the date of transmittal if it is received by Vanguard prior to the close of regular trading on the New York Stock Exchange on that date, and all other procedures set forth in the Participation Agreement are followed.

- Transaction Fee on Redemption of Creation Units. The Funds impose a transaction fee on each redemption of Creation Units. The amount of the transaction fee on redemptions effected through the NSCC and the DTC, and on nonconforming redemptions, is the same as the fee imposed on comparable purchases (see above). As with the transaction fee on purchases, the transaction fee on redemptions is paid to the Fund, not to Vanguard or a third party. The fee protects existing shareholders of the Fund from the costs associated with redeeming Creation Units.


PURCHASING AND SELLING VIPER SHARES ON THE SECONDARY MARKET
You can buy and sell VIPER Shares on the secondary market in the same way you buy and sell any other exchange-traded security--through a broker. In most cases, the broker will charge you a commission to execute the transaction. The price at which you buy or sell VIPER Shares (i.e., the market price) may be more or less than the net asset value of the shares. Unless imposed by your broker, there is no minimum dollar amount you must invest and no minimum number of VIPER Shares you must buy.

CONVERSION PRIVILEGE
Owners of conventional shares (Investor Shares, Admiral(TM) Shares, or Institutional Shares) issued by Vanguard Total Stock Market Index Fund and Vanguard Extended Market Index Fund may convert those shares into VIPER Shares of equivalent value of the same Fund. Note: Investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares into VIPER Shares. Vanguard will impose a $50 charge on conversion transactions and reserves the right, in the future, to raise or lower the fee and to limit or terminate the conversion privilege. VIPER Shares, whether acquired through a conversion or purchased in the secondary market, cannot be converted into shares of another class of the same Fund.

     Note to Investors  in  Vanguard(R)  Institutional  Total Stock Market Index
Fund: Owners of shares issued by Vanguard Institutional Total Stock Market Index Fund CANNOT convert their shares into VIPER Shares of Vanguard Total Stock Market Index Fund because the Funds are separate and distinct. Vanguard Institutional Total Stock Market Index Fund currently does not issue VIPER Shares.

     Unless you are an Authorized Participant, you must hold VIPER Shares in a brokerage account. Thus, before converting conventional shares into VIPER Shares, you must have an existing, or open a new, brokerage account. To initiate a conversion of conventional shares into VIPER Shares, please contact your broker. Your broker may charge you a fee, over and above Vanguard's fee, to process a conversion request.

     Converting conventional shares into VIPER Shares generally is accomplished as follows. First, after your broker notifies Vanguard of your request to convert, Vanguard will transfer your conventional shares from your account to the broker's omnibus account with Vanguard (an account maintained by the broker on behalf of all its customers who hold conventional Vanguard Fund shares through the broker). After the transfer, Vanguard's records will reflect your broker, not you, as the owner of the shares. Next, your broker will instruct Vanguard to convert the appropriate number or dollar amount of conventional shares in its omnibus account into VIPER Shares of equivalent value. These shares will be held at Vanguard in an account in the name of the DTC. (The DTC will keep track of which VIPER Shares belong to your broker, and your broker, in turn, will keep track of which VIPER Shares belong to you.)

     Because the DTC is unable to handle fractional shares, only whole shares will be converted. For example, if you owned 300.250 conventional shares, and this was equivalent in value to 90.750 VIPER Shares, the DTC account would receive 90 VIPER Shares. Conventional shares worth 0.750 VIPER Shares (in this example, that would be 2.481 conventional shares) would remain in the broker's omnibus account with Vanguard. Your broker then could either (i) credit your account with 0.750 VIPER Shares rather than 2.481 conventional shares, or (ii) redeem the 2.481 conventional shares at net asset value, in which case you would receive cash in place of those shares. If your broker chooses to redeem your conventional shares, you will realize a gain or loss on the redemption that must be reported on your tax return (unless you hold the shares in an IRA or other tax-deferred account). Please consult your broker for information on how it will handle the conversion process, including whether it will impose a fee to process a conversion.

     NOTE: If you convert your conventional shares to VIPER Shares through Vanguard Brokerage Services(R) (VBS(R)), all conventional shares for which you request conversion will

14

be converted into VIPER Shares of equivalent value. Because no fractional shares will have to be sold, the transaction will be 100% tax-free. VBS does not impose a conversion fee over and above the fee imposed by Vanguard.

Here are some important points to keep in mind when converting conventional shares of a Vanguard Fund into VIPER Shares: n The conversion transaction is nontaxable except, as applicable, to the limited extent described above.

- The conversion process can take anywhere from several days to several weeks, depending on your broker. Vanguard generally will process conversion requests either on the day they are received or on the next business day, although processing may take up to three business days, depending on when the conversion request is received.

- Until the conversion process is complete, you will remain fully invested in the Fund's conventional shares, and your investment will increase or decrease in value in tandem with the net asset value of those shares.

- During the conversion process, you will be able to liquidate all or part of your investment by instructing Vanguard or your broker (depending on who maintains records of your share ownership) to redeem your conventional shares. After the conversion process is complete, you will be able to liquidate all or part of your investment by instructing your broker to sell your VIPER Shares.

EXCHANGES NOT PERMITTED: VIPER Shares of one Fund may not be exchanged for VIPER Shares of another Fund.

PRECAUTIONARY NOTES

A PRECAUTIONARY NOTE TO RETAIL INVESTORS: The DTC or its nominee will be the registered owner of all outstanding VIPER Shares. Your ownership of VIPER Shares will be shown on the records of the DTC and the DTC Participant broker through which you hold the shares. Vanguard will not have any record of your ownership. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of VIPER Shares, and tax information. Your broker also will be responsible for distributing income and capital gains distributions and for ensuring that you receive shareholder reports and other communications from the Fund whose VIPER Shares you own. You will receive other services (e.g., dividend reinvestment and average cost information) only if your broker offers these services.

A PRECAUTIONARY NOTE TO PURCHASERS OF CREATION UNITS: You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund.

     Because  new  VIPER   Shares  may  be  issued  on  an  ongoing   basis,   a
"distribution" of VIPER shares could be occurring at any time. Certain activities that you perform as a dealer could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933. For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing Fund, break them down into the constituent VIPER Shares, and sell those shares directly to customers, or if you choose to couple the creation of a supply of new VIPER Shares with an active selling effort involving solicitation of secondary-market demand for VIPER Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person's activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

     Dealers who are not "underwriters," but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with VIPER Shares as part of an "unsold allotment" within the meaning of
Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A PRECAUTIONARY NOTE TO INVESTMENT COMPANIES: For purposes of the Investment Company Act of 1940, VIPER Shares are issued by registered investment companies, and the acquisition of VIPER Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of that Act.

A NOTE ON UNUSUAL CIRCUMSTANCES: Vanguard funds can stop selling shares or postpone payment of redemption proceeds at times when the New York Stock Exchange is closed or under any emergency circumstances as determined by the U.S. Securities and Exchange Commission.

OTHER INVESTMENT POLICIES AND RISKS
Each Fund reserves the right to substitute a different index for the index it currently tracks. This could happen if the current index were discontinued, if the Fund's agreement with the sponsor of its target index were terminated, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same general market segment as the current index.

     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.

[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

To track their target indexes as closely as possible, the Funds attempt to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Funds may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).

     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation under futures contracts will not exceed 20% of its total assets.

     The reasons for which a Fund may invest in futures include:


- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

16

================================================================================
                                PLAIN TALK ABOUT
                                   DERIVATIVES


A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives can carry considerable risks, particularly if used for speculation or as leveraged investments.
================================================================================


TURNOVER RATE
Generally, an index fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds) because the indexes they track are the most likely to change as a result of companies merging, growing, or failing. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.



================================================================================
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2002, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately 94%; for all domestic stock funds, the average turnover rate was approximately 111%, according to Morningstar, Inc.
================================================================================



VIPER SHARES AND VANGUARD
Each Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

================================================================================
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
================================================================================

INVESTMENT ADVISER
The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the adviser to the Funds through its Quantitative Equity Group. As of December 31, 2002, Vanguard served as adviser for about $406 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.

     For the fiscal year ended December 31, 2002, the advisory expenses represented an effective annual rate of less than 0.01% of each Fund's average net assets.

     The Funds have authorized Vanguard to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to seek to obtain the best available price and most favorable execution from these brokers with respect to all transactions. Also, the board of trustees may direct Vanguard to use a particular broker for certain transactions in exchange for commission rebates paid to the Funds as well as brokerage or research services provided to the adviser.

================================================================================
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
================================================================================


DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings. Income dividends for the Vanguard Total Stock Market Index Fund generally are distributed in March, June, September, and December; income dividends for the Vanguard Extended Market Index Fund generally are distributed in December. For both Funds, capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental distributions at some other time during the year.

18

================================================================================
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
================================================================================

DIVIDEND REINVESTMENT SERVICE
Brokers may make available to their customers who own VIPER Shares the DTC book-entry dividend reinvestment service. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole and fractional VIPER Shares of the same Fund. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker.

BASIC TAX POINTS
Taxable investors should be aware of the following basic tax points:

- Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional VIPER Shares.

-    Distributions   declared  in  December--if  paid  to  you  by  the  end  of
     January--are taxable for federal income tax purposes as if received in December.

- Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes.

- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned VIPER Shares.

- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.

- A sale of VIPER Shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of VIPER Shares, may be subject to state and local income taxes.

NOTE: This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about any tax consequences for you.

DAILY PRICING
The net asset value, or NAV, of each Fund's VIPER Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class.

     Remember: If you buy or sell VIPER Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your VIPER Shares in Creation Unit blocks, or if you convert your conventional fund shares into VIPER Shares.

     When calculating the NAV of a Vanguard fund's shares, stocks held by the fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost.

     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.

     Vanguard's website will show the previous day's closing NAV and closing market price for each Fund's VIPER Shares. The previous day's closing market price also will be published in the business section of most major newspapers in the listing of securities traded on the AMEX.



FINANCIAL HIGHLIGHTS
The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in VIPER Shares of each Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose reports--along with each Fund's financial statements--are included in the Funds' most recent annual reports to shareholders. You may have the annual reports sent to you without charge by contacting Vanguard.

20


================================================================================
                                PLAIN TALK ABOUT
                   HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Total Stock Market VIPER Shares as an example. The VIPER Shares began the year ended December 31, 2002, with a net asset value (price) of $105.80 per share. During the year, each VIPER Share earned $1.259 from investment income (interest and dividends). There was a decline of $23.337 per share in the value of investments held or sold by the Fund, resulting in a net decline of $22.078 from investment operations.

Shareholders received $1.252 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $82.47, reflecting losses of $22.078 per share and distributions of $1.252 per share. This was a decrease of $23.33 per share (from $105.80 at the beginning of the year to $82.47 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -20.94% for the year.

As of December 31, 2002, the VIPER Shares had $1.3 billion in net assets. For the year, the expense ratio was 0.15% ($1.50 per $1,000 of net assets), and the net investment income amounted to 1.38% of average net assets. The Fund sold and replaced securities valued at 4% of its net assets.
================================================================================






TOTAL STOCK MARKET INDEX FUND VIPER SHARES
--------------------------------------------------------------------------------
                                                     YEAR ENDED       MAY 24* TO
                                                       DEC. 31,         DEC. 31,
                                                           2002             2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $105.80          $118.46
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                    1.259            .843
 Net Realized and Unrealized Gain (Loss) on Investments (23.337)        (12.515)
--------------------------------------------------------------------------------
   Total from Investment Operations                     (22.078)        (11.672)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                    (1.252)          (.988)
 Distributions from Realized Capital Gains                   --              --
--------------------------------------------------------------------------------
   Total Distributions                                   (1.252)          (.988)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $82.47         $105.80
--------------------------------------------------------------------------------

TOTAL RETURN                                             -20.94%          -9.82%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                    $1,290          $1,195
 Ratio of Total Expenses to Average Net Assets             0.15%         0.15%**
 Ratio of Net Investment Income to Average Net Assets      1.38%         1.26%**
 Turnover Rate                                                4%+            7%+
--------------------------------------------------------------------------------

 *Inception.
**Annualized.

 +The turnover rates excluding in-kind redemptions were 2% and 3%, respectively.

--------------------------------------------------------------------------------
EXTENDED MARKET INDEX FUND VIPER SHARES
--------------------------------------------------------------------------------
                                                      YEAR ENDED     DEC. 27* TO
                                                        DEC. 31,        DEC. 31,
                                                            2002            2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $60.99          $60.94
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                     .566              --
 Net Realized and Unrealized Gain (Loss) on Investments (11.561)            .05
--------------------------------------------------------------------------------
   Total from Investment Operations                     (10.995)            .05
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                     (.535)             --
 Distributions from Realized Capital Gains                   --              --
--------------------------------------------------------------------------------
   Total Distributions                                    (.535)             --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                           $49.46          $60.99
--------------------------------------------------------------------------------

TOTAL RETURN                                             -18.04%           0.08%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                       $30              $6
 Ratio of Total Expenses to Average Net Assets             0.20%         0.20%**
 Ratio of Net Investment Income to Average Net Assets      1.04%         0.54%**
 Turnover Rate                                               17%             20%
--------------------------------------------------------------------------------
 *Inception.
**Annualized.

The Vanguard Group, Vanguard, VIPER, VIPERS, Plain Talk, Admiral, Vanguard Brokerage Services, VBS, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

================================================================================
GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.
--------------------------------------------------------------------------------
AUTHORIZED PARTICIPANT
Institutional investors that are permitted to purchase Creation Units directly from, and redeem Creation Units directly with, the fund. To be an Authorized Participant, an entity must be a participant in the Depository Trust Company and must enter into an agreement with the fund's Distributor.
--------------------------------------------------------------------------------
CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.
--------------------------------------------------------------------------------
COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.
--------------------------------------------------------------------------------
CREATION UNIT
A large block of a specified number of VIPER Shares. Authorized Participants may purchase and redeem VIPER Shares from the fund only in Creation Unit-size aggregations.
--------------------------------------------------------------------------------
DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.
--------------------------------------------------------------------------------
EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.
--------------------------------------------------------------------------------
INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.
--------------------------------------------------------------------------------
INVESTMENT ADVISER
An organization that makes the day-to-day decisions regarding a fund's investments.
--------------------------------------------------------------------------------
PASSIVE MANAGEMENT

A low-cost investment strategy in which a mutual fund attempts to track--rather than outperform--a particular stock or bond market index; also known as indexing.

--------------------------------------------------------------------------------
VIPER SHARES
Vanguard Index Participation Equity Receipts, which are a class of exchange-traded shares issued by certain Vanguard mutual funds. VIPER Shares can be bought and sold continuously throughout the day at market prices.
--------------------------------------------------------------------------------
VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.
--------------------------------------------------------------------------------
YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.
--------------------------------------------------------------------------------

[SHIP]
[THE VANGUARD GROUP LOGO]
Institutional Division
Post Office Box 2900
Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more  information  about
Vanguard  Total Stock  Market  VIPERs or
Extended Market VIPERs, the following
documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI for the issuing Funds provides more detailed information about the
Funds' VIPER Shares.

The  current  annual and  semiannual
reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.


To receive a free copy of the latest
annual or semiannual reports or the SAI, or to request additional information about the VIPER Shares, please contact us as follows:


THE VANGUARD GROUP
INSTITUTIONAL INVESTOR INFORMATION
P.O. BOX 2900 VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-866-499-8473

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND
EXCHANGE COMMISSION (SEC)
You can review and copy information about the issuing Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section,
Securities  and  Exchange  Commission,
Washington, DC 20549-0102.

Funds' Investment Company Act
file number: 811-2652


(C) 2003 The Vanguard Group, Inc. All rights reserved. Patent Pending. Vanguard Marketing Corporation,
Distributor.


P970 042003

VANGUARD(R) U.S. STOCK INDEX FUNDS
Institutional Shares & Institutional Plus Shares
April 28, 2003

This prospectus contains
financial data for the Funds
through the fiscal year
ended December 31, 2002.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VANGUARD U.S. STOCK INDEX FUNDS
Institutional Shares and Institutional Plus Shares
Prospectus
April 28, 2003



--------------------------------------------------------------------------------
CONTENTS

1 FUND PROFILES                           35 DIVIDENDS, CAPITAL GAINS, AND TAXES

  1 Vanguard Institutional Index Fund     37 SHARE PRICE

  3 Vanguard Institutional Total Stock    37 FINANCIAL HIGHLIGHTS
    Market Index Fund
                                          45 INVESTING WITH VANGUARD
  7 Vanguard Total Stock Market
    Index Fund                              45 Buying Shares

  9 Vanguard Extended Market Index Fund     47 Converting Shares

  13 Vanguard Mid-Cap Index Fund            47 Redeeming Shares

  15 Vanguard Small-Cap Index Fund          49 Exchanging Shares

  18 Vanguard Value Index Fund              50 Other Rules You Should Know

  20 Vanguard Small-Cap Value Index Fund    53 Fund and Account Updates

  23 Vanguard Growth Index Fund             54 Contacting Vanguard

  26 Vanguard Small-Cap Growth              56 VIPER SHARES
     Index Fund
                                          GLOSSARY (inside back cover)
28 MORE ON THE FUNDS

33 THE FUNDS AND VANGUARD

34 INVESTMENT ADVISER

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk(R) explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SHARE CLASS OVERVIEW
This prospectus offers Institutional Shares for all of the Funds and Institutional Plus Shares for two of the Funds. The investment minimum is $10 million, except for the Institutional Plus Shares ($200 million) of Vanguard Institutional Index Fund and the Institutional Shares ($200 million) and Institutional Plus Shares ($500 million) of Vanguard Institutional Total Stock Market Index Fund. The Funds generally are not available through financial intermediaries or retirement plans receiving special administrative services from Vanguard.

Institutional Shares of Vanguard Total Stock Market and Extended Market Index Funds can be converted into an exchange-traded class of shares known as VIPER Shares. A brief description of VIPER Shares and how to convert into them appears on pages 56 to 58 of this prospectus. A separate prospectus containing more information about VIPER Shares is available at Vanguard's website or by calling 1-866-499-8473 (1-866-499-VIPER).

Another prospectus offers Investor Shares for all of the Vanguard U.S. Stock Index Funds (except Vanguard Institutional Index Fund and Institutional Total Stock Market Index Fund) as well as Admiral Shares for seven of the Funds. The Funds' separate share classes have different expenses; as a result, their investment performances will differ.
-------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) INSTITUTIONAL INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of large-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's 500 Index, which is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:


o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


o Investment style risk, which is the chance that returns from large-cap stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown.


              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
              ----------------------------------------------------
              Scale -40% -- 60%

                                1993     10.02
                                1994      1.31
                                1995     37.60
                                1996     23.06
                                1997     33.36
                                1998     28.79
                                1999     21.17
                                2000     -8.95
                                2001    -11.93
                                2002    -22.03
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 21.43% (quarter ended December 31, 1998), and the lowest return for a quarter was -17.18% (quarter ended September 30, 2002).
     The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the

2

after-tax returns are only for the Fund's Institutional Share class and that after-tax returns for Institutional Plus Shares will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              PERIODS ENDED DECEMBER 31, 2002
                                       1 YEAR        5 YEARS         10 YEARS
--------------------------------------------------------------------------------
VANGUARD INSTITUTIONAL INDEX
 FUND INSTITUTIONAL SHARES
 Return Before Taxes                  -22.03%         -0.49%            9.40%
 Return After Taxes on Distributions  -22.52          -1.08             8.47
 Return After Taxes on
  Distributions and Sale of
  Fund Shares                         -13.51          -0.59             7.51
--------------------------------------------------------------------------------
VANGUARD INSTITUTIONAL INDEX
 FUND INSTITUTIONAL PLUS SHARES*
 Return Before Taxes                  -22.01%         -0.46%              --
--------------------------------------------------------------------------------
S&P 500 INDEX (reflects no
 deduction for fees,expenses,
 or taxes)                            -22.10%         -0.59%            9.34%
--------------------------------------------------------------------------------
*Average annual total returns from July 7, 1997--the inception date of the Institutional Plus Shares--through December 31, 2002, were 0.87% for Vanguard Institutional Index Fund Institutional Plus Shares and 0.75% for the S&P 500 Index.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


                                           INSTITUTIONAL        INSTITUTIONAL
                                                  SHARES          PLUS SHARES
                                           -------------        -------------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:           None                 None
Purchase Fee:                                       None*                None*
Sales Charge (Load) Imposed on
Reinvested Dividends:                               None                 None
Redemption Fee:                                     None                 None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                0.05%               0.025%
12b-1 Distribution Fee:                             None                 None
Other Expenses:                                       0%                   0%
 TOTAL ANNUAL FUND OPERATING EXPENSES:              0.05%               0.025%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following examples are intended to help you compare the cost of investing in the Fund's Institutional or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

----------------------------------------------------------------
                            1 YEAR  3 YEARS  5 YEARS    10 YEARS
----------------------------------------------------------------
Institutional Shares            $5      $16      $28       $64
Institutional Plus Shares        3        8       14        32
----------------------------------------------------------------


     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                 NEWSPAPER ABBREVIATION
Dividends are distributed quarterly         Institutional Shares--InstIdx
in March, June, September, and              Institutional Plus Shares--InstPlus
December; capital gains, if any,
are distributed annually in December.

INVESTMENT ADVISER                          VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,      Institutional Shares--94
since inception                             Institutional Plus Shares--854

INCEPTION DATE                              CUSIP NUMBER
Institutional Shares--July 31, 1990         Institutional Shares--922040100
Institutional Plus Shares--July 7, 1997     Institutional Plus
                                            Shares--922040209
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002                           TICKER SYMBOL
$29.4 billion                               Institutional Shares--VINIX
                                            Institutional Plus Shares--VIIIX
--------------------------------------------------------------------------------


FUND PROFILE--VANGUARD(R)
INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND



INVESTMENT OBJECTIVES
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of the overall stock market.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

4


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund.The bar chart shows the performance of the Fund's Institutional Shares in their first full calendar year.


              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
              ----------------------------------------------------
              Scale -40% -- 60%

                                2002    -20.77
              ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 8.05% (quarter ended December 31, 2002), and the lowest return for a quarter was -16.84% (quarter ended September 30, 2002).
     The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Institutional Share class and that after-tax returns for Institutional Plus Shares will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                PERIODS ENDED DECEMBER 31, 2002
                                                                          SINCE
                                                      1 YEAR         INCEPTION*
--------------------------------------------------------------------------------
VANGUARD INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND
 INSTITUTIONAL SHARES
 Return Before Taxes                                  -20.77%           -14.55%
 Return After Taxes on Distributions                  -21.27            -15.12
 Return After Taxes on Distributions and
  Sale of Fund Shares                                 -12.73            -11.82
--------------------------------------------------------------------------------
VANGUARD INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND
 INSTITUTIONAL PLUS SHARES**
 Return Before Taxes                                  -20.74%                --
--------------------------------------------------------------------------------
WILSHIRE 5000 INDEX (reflects no deduction for
 fees, expenses, or taxes)                            -20.86            -14.65%
--------------------------------------------------------------------------------
* Since-inception returns are from August 31, 2001--the inception date of the Institutional Shares--through December 31, 2002.
** Average annual total returns from May 31, 2001--the inception date of the Institutional Plus Shares--through December 31, 2002, were -17.47% for the Vanguard Institutional Total Stock Market Index Fund Institutional Plus Shares and -17.61% for the Wilshire 5000 Index.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


                                           INSTITUTIONAL        INSTITUTIONAL
                                                  SHARES          PLUS SHARES
                                           -------------        -------------
SHAREHOLDER FEES (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases:           None                 None
Purchase Fee:                                       None*                None*
Sales Charge (Load) Imposed on
 Reinvested Dividends:                              None                 None
Redemption Fee:                                     None                 None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
Management Expenses:                                0.06%               0.025%
12b-1 Distribution Fee:                             None                 None
Other Expenses:                                        0%                   0%
 TOTAL ANNUAL FUND OPERATING EXPENSES               0.06%               0.025%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following examples are intended to help you compare the cost of investing in the Fund's Institutional or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



----------------------------------------------------------------
                            1 YEAR  3 YEARS  5 YEARS    10 YEARS
----------------------------------------------------------------
Institutional Shares            $6      $19      $34       $77
Institutional Plus Shares        3        8       14        32
----------------------------------------------------------------

     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS               NEWSPAPER ABBREVIATION
Dividends are distributed quarterly       Institutional Shares--InstTStIdxt
in March, June, September, and December; Institutional Plus Shares--InstTStPlus capital gains, if any, are distributed annually in December

                                          VANGUARD FUND NUMBER
INVESTMENT ADVISER                        Institutional Shares--870
The Vanguard Group, Valley Forge, Pa.,    Institutional Plus Shares--871
since inception
                                          CUSIP NUMBER
INCEPTION DATE                            Institutional Shares--922010308
Institutional Shares--August 31, 2001     Institutional Plus
Institutional Plus Shares--May 31, 2001   Shares--922010407

NET ASSETS (ALL SHARE CLASSES) AS OF      TICKER SYMBOL
DECEMBER 31, 2002                         Institutional Shares--VITNX
$925 million                              Institutional Plus Shares--VITPX
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) TOTAL STOCK MARKET INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of the overall stock market.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Fund invests all, or substantially all, of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:
o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund.The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown.


             ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
              ----------------------------------------------------
              Scale -40% -- 60%
                                1998     23.37
                                1999     23.93
                                2000    -10.46
                                2001    -10.85
                                2002    -20.90
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 21.55% (quarter ended December 31, 1998), and the lowest return for a quarter was -16.81% (quarter ended September 30, 2002).
     The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Institutional Share class and that after-tax returns for other share classes will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher

8

after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.


     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.


     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              PERIODS ENDED DECEMBER 31, 2002
                                                                        SINCE
                                           1 YEAR     5 YEARS       INCEPTION*
--------------------------------------------------------------------------------
VANGUARD TOTAL STOCK MARKET INDEX
 FUND INSTITUTIONAL SHARES
 Return Before Taxes                       -20.90%       -0.70%          0.87%
 Return After Taxes on Distributions       -21.35        -1.31           0.18
 Return After Taxes on Distributions
  and Sale of Fund Shares                  -12.81        -0.77           0.45
WILSHIRE 5000 INDEX (reflects no
 deduction for fees, expenses, or
 taxes)                                   -20.86%        -0.87%          0.74%
--------------------------------------------------------------------------------
* Since-inception returns are from July 7, 1997--the inception date of the Institutional Shares--through December 31, 2002.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Insti tutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.06%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.08%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
     $8          $26        $45          $103
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are distributed quarterly in March,      TotStInst
June, September, and December; capital gains, if
any, are distributed annually in December.         VANGUARD FUND NUMBER
                                                   855
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,             CUSIP NUMBER
since inception                                    922908801

INCEPTION DATE                                     TICKER SYMBOL
Investor Shares--April 27, 1992;                   VITSX
Institutional Shares--July 7, 1997

NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002
$24 billion
--------------------------------------------------------------------------------



FUND PROFILE--
VANGUARD(R) EXTENDED MARKET INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Wilshire 4500 Completion Index, a broadly diversified index of stocks of small and medium-size U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the Standard & Poor's 500 Index. The Fund invests all, or substantially all, of its assets in a representative sample of the stocks that make up the Wilshire 4500 Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o    Investment  style risk,  which is the chance that  returns  from small- and
     mid-cap   stocks  will  trail   returns  from  the  overall  stock  market.
     Historically, these stocks have been

10

     more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund.The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown.


              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
              ----------------------------------------------------
              Scale -40% -- 60%
                                1998      8.45
                                1999     36.45
                                2000    -15.41
                                2001     -9.03
                                2002    -17.93
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 29.63% (quarter ended December 31, 1999), and the lowest return for a quarter was -21.04% (quarter ended September 30, 2001).
     The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Institutional Share class and that after-tax returns for other share classes will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              PERIODS ENDED DECEMBER 31, 2002
                                                                        SINCE
                                           1 YEAR     5 YEARS       INCEPTION*
--------------------------------------------------------------------------------
VANGUARD EXTENDED MARKET INDEX FUND
 INSTITUTIONAL SHARES
 Return Before Taxes                      -17.93%      -1.35%           0.80%
 Return After Taxes on Distributions      -18.28       -3.39           -1.40
 Return After Taxes on Distributions
  and Sale of Fund Shares                 -11.01       -1.16            0.48
WILSHIRE 4500 INDEX (reflects no
 deduction for fees, expenses, or
 taxes)                                   -17.80        -1.57           0.64
--------------------------------------------------------------------------------
* Since-inception returns are from July 7, 1997--the inception date of the Institutional Shares--through December 31, 2002.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Insti tutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.08%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.10%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
     $10         $32        $56          $128
--------------------------------------------------

12

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         ExtndInst

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   856
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908884
Investor Shares--December 21, 1987
Institutional Shares--July 7, 1997       TICKER SYMBOL
                                         VIEIX
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002
$3.9 billion
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) MID-CAP INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of mid-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management" --or indexing--investment approach designed to track the performance of the Standard & Poor's MidCap 400 Index, which is made up of a group of medium-size U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:


o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


o Investment style risk, which is the chance that returns from mid-cap stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund.The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown.


             ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
              ----------------------------------------------------
              Scale -40% -- 60%


                                1999     15.41
                                2000     18.39
                                2001     -0.37
                                2002    -14.45
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 18.08% (quarter ended December 31, 2001), and the lowest return for a quarter was -16.52% (quarter ended September 30, 2002).
     The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Institutional Share class and that after-tax returns for other share classes will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                PERIODS ENDED DECEMBER 31, 2002
                                                                         SINCE
                                                       1 YEAR        INCEPTION*
--------------------------------------------------------------------------------
VANGUARD MID-CAP INDEX FUND INSTITUTIONAL SHARES
 Return Before Taxes                                   -14.45%            5.22%
 Return After Taxes on Distributions                   -15.01             3.33
 Return After Taxes on Distributions and
  Sale of Fund Shares                                   -8.67             3.46
--------------------------------------------------------------------------------
S&P MIDCAP 400 INDEX (reflects no deduction for
 fees, expenses, or taxes)                             -14.51%            4.69%
--------------------------------------------------------------------------------
* Since-inception returns are from May 21, 1998--the inception date of the Institutional Shares--through December 31, 2002.
--------------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.08%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.10%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
     $10         $32        $56          $128
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                 NEWSPAPER ABBREVIATION
Distributed annually in December            MidCpInst

INVESTMENT ADVISER                          VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,      864
since inception
                                            CUSIP NUMBER
INCEPTION DATE                              922908835
Investor Shares and Institutional Shares--
May 21, 1998                                TICKER SYMBOL
                                            VMCIX
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002
$3.3 billion
--------------------------------------------------------------------------------



FUND PROFILE--VANGUARD(R) SMALL-CAP INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of small-capitalization stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Russell 2000 Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is made up of the 2,000 smallest companies from a list of the 3,000 largest U.S. companies. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:


o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

o Investment style risk, which is the chance that returns from small-cap stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

16

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund.The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown.


              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
              ----------------------------------------------------
              Scale -40% -- 60%

                                1998     -2.50
                                1999     23.33
                                2000     -2.56
                                2001      3.27
                                2002    -19.89
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 20.94% (quarter ended December 31, 2001), and the lowest return for a quarter was -21.30% (quarter ended September 30, 2002).
     The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Institutional Share class and that after-tax returns for other share classes will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              PERIODS ENDED DECEMBER 31, 2002
                                                                        SINCE
                                           1 YEAR     5 YEARS       INCEPTION*
--------------------------------------------------------------------------------
VANGUARD SMALL-CAP INDEX FUND
 INSTITUTIONAL SHARES
 Return Before Taxes                       -19.89%      -0.62%           1.41%
 Return After Taxes on Distributions       -20.31       -2.47           -0.56
 Return After Taxes on Distributions
  and Sale of Fund Shares                  -12.21       -0.77            0.83
--------------------------------------------------------------------------------
RUSSELL 2000 INDEX (reflects no
 deduction for fees, expenses,
 or taxes)                                 -20.48       -1.36            0.68
--------------------------------------------------------------------------------
* Since-inception returns are from July 7, 1997--the inception date of the Institutional Shares--through December 31, 2002.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.07%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.10%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
     $10         $32        $56          $128
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                      NEWSPAPER ABBREVIATION
Distributed annually in December                 SmCapInst

INVESTMENT ADVISER                               VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa., since     857
1989
                                                 CUSIP NUMBER
INCEPTION DATE                                   922908876
Investor Shares--October 3, 1960
Institutional Shares--July 7, 1997               TICKER SYMBOL
                                                 VSCIX
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002
$4.2 billion
--------------------------------------------------------------------------------

18

FUND PROFILE--VANGUARD(R) VALUE INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of large-capitalization value stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment strategy designed to track the performance of the Standard & Poor's 500/Barra Value Index, which includes those stocks of the S&P 500 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:


o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


o Investment style risk, which is the chance that returns from large-cap value stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund.The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown.


              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
              ----------------------------------------------------
              Scale -40% -- 60%

                                1999     12.67
                                2000      6.19
                                2001    -11.77
                                2002    -20.81
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 10.78% (quarter ended June 30, 1999), and the lowest return for a quarter was -20.42% (quarter ended September 30, 2002).
     The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Institutional Share class and that after-tax returns for other share classes will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.


     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.


     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                PERIODS ENDED DECEMBER 31, 2002
                                                                         SINCE
                                                       1 YEAR        INCEPTION*
--------------------------------------------------------------------------------
VANGUARD VALUE INDEX FUND INSTITUTIONAL SHARES
 Return Before Taxes                                  -20.81%            -3.76%
 Return After Taxes on  Distributions                 -21.46             -5.57
 Return After Taxes on
  Distributions and Sale of Fund Shares               -12.76             -3.32
S&P 500/BARRA VALUE INDEX (reflects no deduction
 for fees, expenses, or taxes)                        -20.85%            -3.78%
--------------------------------------------------------------------------------
* Since-inception returns are from July 2, 1998--the inception date of the Institutional Shares--through December 31, 2002.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.07%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.10%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.

20

     The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
     $10         $32        $56          $128
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NET ASSETS (ALL SHARE CLASSES)
Dividends are distributed quarterly in         DECEMBER 31, 2002
March, June, September, and December;          $3.2 billion
capital gains, if any, are distributed
annually in December.

INVESTMENT ADVISER                             NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,         ValueInst
since inception
                                               VANGUARD FUND NUMBER
INCEPTION DATE                                 867
Investor Shares--November 2, 1992
Institutional Shares--July 2, 1998             CUSIP NUMBER
                                               922908850

                                               TICKER SYMBOL
                                               VIVIX
--------------------------------------------------------------------------------



FUND PROFILE--
VANGUARD(R) SMALL-CAP VALUE INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of small-capitalization value stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's SmallCap 600/Barra Value Index, which includes those stocks of the S&P SmallCap 600 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:

o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


o Investment style risk, which is the chance that returns from small-cap value stocks will trail returns from the overall stock market.
     Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund.The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown.


              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
              ----------------------------------------------------
              Scale -40% -- 60%

                                2000     22.04
                                2001     13.86
                                2002    -13.96
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 21.40% (quarter ended December 31, 2001), and the lowest return for a quarter was -22.48% (quarter ended September 30, 2002).
     The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Institutional Share class and that after-tax returns for other share classes will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

22


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              PERIODS ENDED DECEMBER 31, 2002
                                                                        SINCE
                                                    1 YEAR          INCEPTION*
--------------------------------------------------------------------------------
VANGUARD SMALL-CAP VALUE INDEX FUND INSTITUTIONAL SHARES
 Return Before Taxes                                -13.96%              6.97%
 Return After Taxes on Distributions                -15.06               4.08
 Return After Taxes on
  Distributions and  Sale of Fund Shares             -8.31               4.31
--------------------------------------------------------------------------------
S&P SMALLCAP 600/BARRA VALUE INDEX (reflects no     -14.47%              6.15%
 deduction for fees, expenses, or taxes)
--------------------------------------------------------------------------------
* Since-inception returns are from December 7, 1999--the inception date of the Institutional Shares--through December 31, 2002.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.07%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.10%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
     $10         $32        $56          $128
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         SmValInst

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   865
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908785
Investor Shares--May 21, 1998
Institutional Shares--December 7, 1999   TICKER SYMBOL
                                         VSIIX
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002
$1.5 billion
--------------------------------------------------------------------------------



FUND PROFILE--VANGUARD(R) GROWTH INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of large-capitalization growth stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's 500/Barra Growth Index, which includes those stocks of the S&P 500 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. In addition, the Fund's performance could be hurt disproportionately by a decline in the prices of just a few stocks. This is because, compared with other mutual funds, the Fund invests a greater percentage of assets in the stocks of fewer companies. The Fund's performance could also be hurt by:


o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


o Investment style risk, which is the chance that returns from large-cap growth stocks will trail returns from the overall stock market. Specific types of stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund.The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown.

24


              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
              ----------------------------------------------------
              Scale -40% -- 60%
                                1999     28.91
                                2000    -22.14
                                2001    -12.82
                                2002    -23.58
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 20.21% (quarter ended December 31, 1999), and the lowest return for a quarter was -17.44% (quarter ended March 31, 2001).
     The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Institutional Share class and that after-tax returns for other share classes will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                PERIODS ENDED DECEMBER 31, 2002
                                                                         SINCE
                                                       1 YEAR        INCEPTION*
--------------------------------------------------------------------------------
VANGUARD GROWTH INDEX FUND INSTITUTIONAL SHARES
 Return Before Taxes                                   -23.58%           -4.51%
 Return After Taxes on Distributions                   -23.93            -4.98
 Return After Taxes on
  Distributions and Sale of Fund Shares                -14.47            -3.62
--------------------------------------------------------------------------------
S&P 500/BARRA GROWTH INDEX (reflects no
 deduction for fees, expenses, or taxes)               -23.59%           -4.61%
--------------------------------------------------------------------------------
* Since-inception returns are from May 14, 1998--the inception date of the Institutional Shares--through December 31, 2002.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.07%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.10%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
     $10         $32        $56          $128
--------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION

DIVIDENDS AND CAPITAL GAINS                    NET ASSETS (ALL SHARE CLASSES)
Dividends are distributed quarterly            DECEMBER 31, 2002
in March, June, September, and                 $7.5 billion
December; capital gains, if any,
are distributed annually in December.

INVESTMENT ADVISER                             NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,         GrowthInst
since inception
                                               VANGUARD FUND NUMBER
INCEPTION DATE                                 868
Investor Shares--November 2, 1992
Institutional Shares--May 14, 1998             CUSIP NUMBER
                                               922908868

                                               TICKER SYMBOL
                                               VIGIX
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) SMALL-CAP GROWTH INDEX FUND



INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a benchmark index that measures the invest ment return of small-capitalization growth stocks.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's SmallCap 600/Barra Growth Index, which includes those stocks of the S&P SmallCap 600 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund's performance could be hurt by:


o Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.


o Investment style risk, which is the chance that returns from small-cap growth stocks will trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-cap stocks that dominate the overall stock market, and they often perform quite differently.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund.The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown.


              ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
              ----------------------------------------------------
              Scale -40% -- 60%

                                2001     -0.64
                                2002    -15.26
              ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 20.31% (quarter ended December 31, 2001), and the lowest return for a quarter was -17.41% (quarter ended September 30, 2001).
     The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Institutional Share class and that after-tax returns for other share classes will differ.
     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.


     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.


     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.




--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                PERIODS ENDED DECEMBER 31, 2002
                                                                         SINCE
                                                       1 YEAR        INCEPTION*
--------------------------------------------------------------------------------
VANGUARD SMALL-CAP GROWTH INDEX FUND INSTITUTIONAL SHARES
 Return Before Taxes                                    -15.26%          -4.66%
 Return After Taxes on Distributions                    -15.41           -5.31
 Return After Taxes on
  Distributions and Sale of Fund Shares                  -9.37           -3.87
--------------------------------------------------------------------------------
S&P SMALLCAP 600/BARRA GROWTH INDEX (reflects no
 deduction for fees, expenses, or taxes)                -15.36%          -5.16%
--------------------------------------------------------------------------------
* Since-inception returns are from May 24, 2000--the inception date of the Institutional Shares--through December 31, 2002.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Purchase Fee:                                                       None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.07%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.10%


* The Fund reserves the right to deduct a purchase fee from future purchases of shares.

28

     The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
     $10         $32        $56          $128
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS              NEWSPAPER ABBREVIATION
Distributed annually in December         SmGthInst

INVESTMENT ADVISER                       VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,   866
since inception
                                         CUSIP NUMBER
INCEPTION DATE                           922908819
Investor Shares--May 21, 1998
Institutional Shares--May 24, 2000       TICKER SYMBOL
                                         VSGIX
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002
$492 million
--------------------------------------------------------------------------------


MORE ON THE FUNDS


This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.
     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.


INDEXING METHODS


In seeking to track a particular index, a fund generally uses one of two methods to select the securities in which it invests.
     REPLICATION METHOD. Many stock funds use the replication method of indexing. This means that a fund holds each security found in its target index in about the same proportion as represented in the index itself. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index would invest about 5% of

29


its assets in that company. The Institutional, Mid-Cap, Small-Cap, Value, Small-Cap Value, Growth, and Small-Cap Growth Index Funds employ this method of indexing.
     SAMPLING METHOD. Because it would be very expensive and inefficient to buy and sell all securities held in certain indexes (the Wilshire 5000 Index, for example, included more than 5,600 separate stocks as of December 31, 2002), many funds tracking these larger indexes use a "sampling" technique. Using sophisticated computer programs, a fund's adviser selects from the target index a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. For stock funds, these include industry weightings, country weightings, market capitalization, and other financial characteristics of stocks. The Institutional Total Stock Market, Total Stock Market, and Extended Market Index Funds employ this method of indexing.
     The following table shows the number of stocks held by each Fund, and the number of stocks in its target index, as of December 31, 2002.


      ------------------------------------------------------------------
                                         NUMBER OF   NUMBER OF STOCKS IN
      VANGUARD INDEX FUND               STOCKS HELD     TARGET INDEX
      ------------------------------------------------------------------
      Institutional                        502              500
      Institutional Total Stock Market   3,216            5,668
      Total Stock Market                 3,739            5,668
      Extended Market                    3,242            5,172
      Mid-Cap                              402              400
      Small-Cap                          1,977            1,964
      Value                                353              352
      Small-Cap Value                      390              390
      Growth                               149              148
      Small-Cap Growth                     211              210
      ------------------------------------------------------------------


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                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS

Growth investing and value investing are two styles employed by stock-fund managers. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Value funds typically emphasize stocks whose prices are below-average in comparison with those measures; these stocks often have above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price.
--------------------------------------------------------------------------------

MARKET EXPOSURE


The Funds invest mainly in common stocks. As a result, they are subject to certain risks.

[FLAG] EACH FUND IS SUBJECT TO STOCK MARKET RISK, WHICH IS THE CHANCE THAT STOCK
     PRICES OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING PRICES AND PERIODS OF FALLING PRICES.

30


     MARKET CAPITALIZATION. Stocks of publicly traded companies and funds that invest in stocks are often classified according to market value, or market capitalization. These classifications typically include small-cap, mid-cap, or large-cap. It's important to understand that, for both companies and stock funds, market capitalization ranges change over time. Also, interpretations of size vary, and there is no "official" definition of small-, mid-, and large-cap, even among Vanguard fund advisers. The median market capitalization of each Fund as of December 31, 2002 is listed below:

        ---------------------------------------------------------
                                               MEDIAN MARKET
        VANGUARD INDEX FUND                   CAPITALIZATION
        ---------------------------------------------------------
        Institutional                            $47.0 billion
        Institutional Total Stock Market          26.2
        Total Stock Market                        26.2
        Extended Market                            1.5
        Mid-Cap                                    2.2
        Small-Cap                                  0.6
        Value                                     22.8
        Small-Cap Value                            0.6
        Growth                                    71.4
        Small-Cap Growth                           1.0
        ---------------------------------------------------------

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the Standard & Poor's 500 Index, a widely used barometer of market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur.

----------------------------------------------------------
         U.S. STOCK MARKET RETURNS (1926-2002)
----------------------------------------------------------
                     1 YEAR  5 YEARS  10 YEARS    20 YEARS
----------------------------------------------------------
Best                   54.2%    28.6%     19.9%     17.8%
Worst                 -43.1    -12.4      -0.8       3.1
Average                12.2     10.9      11.2      11.4
----------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 2002. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 10.9%, average returns for individual 5-year periods ranged from -12.4% (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or these Funds in particular.
     Keep in mind that the S&P 500 Index tracks mainly large-cap stocks. Historically, mid- and small-cap stocks (such as those held by the Total Stock Market, Extended Market, Mid- Cap, Small-Cap, Small-Cap Value, and Small-Cap Growth Index Funds) have been more volatile than--and at times have performed quite differently from--the large-cap stocks of the S&P 500 Index.
     Similarly, indexes that are subsets of the S&P 500 Index--such as the S&P 500/Barra Value Index and the S&P 500/Barra Growth Index (the target indexes of the Value and Growth Index Funds)--will not perform in the same way as the broader S&P 500 Index. Historically, the S&P 500/Barra Value Index has been less volatile than the S&P 500 Index;

the S&P 500/Barra Growth Index, on the other hand, has displayed somewhat greater short-term volatility than the S&P 500 Index. However, both value and growth stocks have the potential, at times, to be more volatile than the broader market.


[FLAG] EACH FUND (OTHER THAN THE TOTAL  STOCK  MARKET  INDEX FUND) IS SUBJECT TO
     INVESTMENT STYLE RISK, WHICH IS THE CHANCE THAT RETURNS FROM THE TYPES OF STOCKS IN WHICH THE FUND INVESTS WILL TRAIL RETURNS FROM THE OVERALL STOCK MARKET. SPECIFIC TYPES OF STOCKS (FOR INSTANCE, SMALL-CAP OR VALUE) TEND TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN THE STOCK MARKET IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.



RISK OF NONDIVERSIFICATION


The target indexes tracked by Vanguard's U.S. Stock Index Funds hold diverse investments. Similarly, the Funds that track these indexes hold stocks of many companies across many different industry sectors. It is possible that a fund's target index could become less diversified if the index's largest companies significantly increase in value relative to the index's other components. In an extreme situation, a fund tracking such an index might no longer meet the legal definition of "diversified." (Such has been the case, from time to time, with the Growth Index Fund.) For this reason, Vanguard's U.S. Stock Index Funds are classified as "nondiversified." However, these funds, other than the Growth Index Fund, from inception to the date of this prospectus, in actuality have been diversified, and Vanguard expects them to continue to be diversified.


OTHER INVESTMENT POLICIES AND RISKS


Each Fund reserves the right to substitute a different index for the index it currently tracks. This could happen if the current index were discontinued, if the Fund's agreement with the sponsor of its target index were terminated, or for any other reason determined in good faith by the Fund's board of trustees. In any such instance, the substitute index would measure the same general market segment (large-, mid-, or small-cap, growth, or value) as the current index.
     Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that make up the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds are generally managed without regard to tax ramifications.


[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

     To track their target indexes as closely as possible, the Funds attempt to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Funds may invest, to a limited extent, in stock futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock

32


shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements (contracts between parties in which each agrees to make payments to the other based on the return of a specified index or asset).
     The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. In addition, each Fund's obligation under futures contracts will not exceed 20% of its total assets.
     The reasons for which a Fund may invest in futures include:
o To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
o To reduce the Fund's transaction costs or add value when these instruments are favorably priced.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives can carry considerable risks, particulary if used for speculation or as leveraged investments.
--------------------------------------------------------------------------------



COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:


o Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.


o Each Vanguard fund (other than the money market funds) limits the number of times that an investor can exchange into and out of the fund.
o    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or the capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------



TURNOVER RATE

Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. Generally, an index fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes--such as the S&P 500 Index--typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared with actively managed stock funds) because the indexes they track are the most likely to change as a result of companies merging, growing, or failing. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2002, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately 94%; for all domestic stock funds, the average turnover rate was approximately 111%, according to Morningstar, Inc.
--------------------------------------------------------------------------------




THE FUNDS AND VANGUARD


Each Fund (except the Institutional Index Fund and Institutional Total Stock Market Index Fund) is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to its member funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each member fund pays its allocated share of The Vanguard Group's marketing costs.

34

     Vanguard Institutional Index Fund and Institutional Total Stock Market Index Fund are not members of The Vanguard Group, but are administered by Vanguard and pay Vanguard a fee to provide management, advisory, marketing, and other services.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------




INVESTMENT ADVISER


The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the adviser to the Funds through its Quantitative Equity Group. As of December 31, 2002, Vanguard served as adviser for about $406 billion in assets.
     The Institutional Index and Institutional Total Stock Market Index Funds have two agreements with Vanguard.
     Management Agreement. Vanguard serves as each Fund's adviser and provides a range of administrative services to the Funds under the terms of the Management Agreement. As part of this agreement, each Fund pays Vanguard a monthly fee based on an annual rate of 0.02% of the Fund's average daily net assets.
     Shareholder Services Agreement. Vanguard provides a range of transfer agency and shareholder services to each Fund under the terms of the Shareholder Services Agreement. As part of this agreement, each Fund pays Vanguard a monthly fee based on the following annual rates:

--------------------------------------------------------------------------------
                                                            PERCENTAGE OF DAILY
FUND                                                                 NET ASSETS
--------------------------------------------------------------------------------
Institutional Index Fund Institutional Shares                              0.03%
Institutional Index Fund Institutional Plus Shares                        0.005
Institutional Total Stock Market Index Fund
 Institutional Shares                                                      0.04
Institutional Total Stock Market Index Fund
 Institutional Plus Shares                                                0.005
-------------------------------------------------------------------------------


Vanguard manages the other Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
     For the fiscal year ended December 31, 2002, the advisory expenses of the U.S. Stock Index Funds represented an effective annual rate of less than 0.01% of each Fund's average net assets.
     The adviser is authorized to choose broker-dealers to handle the purchase and sale of the Funds' securities and to seek to obtain the best available price and most favorable execution for all transactions. Also, the board of trustees may direct the adviser to use a particular broker for certain transactions in exchange for commission rebates paid to the Funds as well as brokerage or research services provided to the adviser.

                                                                              35
--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The manager primarily responsible for overseeing the Funds' investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group. He has worked in investment management since 1985 and has had primary responsibility for Vanguard's stock indexing and active quantitative investments and strategy since joining the company in 1987.
Education: A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------



DIVIDENDS, CAPITAL GAINS, AND TAXES



FUND DISTRIBUTIONS
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses) as well as any capital gains realized from the sale of its holdings. Income dividends for the Institutional,Institutional Total Stock Market, Total Stock Market, Value, and Growth Index Funds generally are distributed in March, June, September, and December; income dividends for the Extended Market, Mid-Cap, Small-Cap, Small-Cap Value, and Small-Cap Growth Index Funds generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest and dividends as well as gains from the sale of investments. Income consists of both the dividends that the fund earns from any stock holdings and the interest it receives from any money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------


BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
o Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.
o Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
o Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes.
o Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.

36

o Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.
o A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
o Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes.
o Any conversion between classes of shares of the same fund is a nontaxable event. By contrast, an exchange between classes of shares of different funds is a taxable event.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               "BUYING A DIVIDEND"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution, because doing so can cost you money in taxes. This is known as "buying a dividend." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change).
You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a dividend," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------


GENERAL INFORMATION

BACKUP  WITHHOLDING.   By  law,  Vanguard  must  withhold  30%  of  any  taxable
distributions or redemptions from your account if you do not:
o    Provide us with your correct taxpayer identification number;
o    Certify that the taxpayer identification number is correct; and
o    Confirm that you are not subject to backup withholding.
Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.

FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.

INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.

TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.

SHARE PRICE


Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. However, on those days the value of the Fund's assets may be affected to the extent that the Fund holds foreign securities that trade on foreign markets that are open.


     Stocks held by a Vanguard fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.


     When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur in other cases as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.


     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose reports--along with each Fund's financial statements--are included in the Funds' most recent annual reports to shareholders. You may have these annual reports sent to you without charge by contacting Vanguard.

38

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  How to Read the Financial Highlights Table

This explanation uses the Institutional Index Fund's Institutional Shares as an example. The Institutional Shares began fiscal year 2002 with a net asset value (price) of $104.89 per share. During the year, each Institutional Share earned $1.42 from investment income (interest and dividends). There was a decline of $24.45 per share in the value of investments held or sold by the Fund, resulting in a net decline of $23.03 per share from investment operations.

Shareholders received $1.41 per share in the form of dividend distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $80.45, reflecting losses of $23.03 per share and distributions of $1.41 per share. This was a decrease of $24.44 per share (from $104.89 at the beginning of the year to $80.45 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was -22.03% for the year.

As of December 31, 2002, the Institutional Shares had $20.4 billion in net assets. For the year, the expense ratio was 0.05% ($0.50 per $1,000 of net assets), and the net investment income amounted to 1.57% of average net assets. The Fund sold and replaced securities valued at 10% of its net assets.
--------------------------------------------------------------------------------



INSTITUTIONAL INDEX FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                                      ----------------------------------------------
                                                                        2002     2001      2000       1999     1998
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $104.89  $120.72   $134.02    $112.85  $ 89.56
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                  1.42    1.374     1.403      1.501    1.429
 Net Realized and Unrealized Gain (Loss) on Investments               (24.45) (15.829)  (13.303)    22.143   24.177
--------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                     (23.03) (14.455)  (11.900)    23.644   25.606
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                  (1.41)  (1.375)   (1.400)    (1.514)  (1.416)
 Distributions from Realized Capital Gains                                --       --        --      (.960)   (.900)
--------------------------------------------------------------------------------------------------------------------
 Total Distributions                                                   (1.41)  (1.375)   (1.400)    (2.474)  (2.316)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $80.45  $104.89   $120.72    $134.02  $112.85
====================================================================================================================
TOTAL RETURN                                                         -22.03%  -11.93%    -8.95%     21.17%    28.79%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA

 Net Assets, End of Period (Millions)                                $20,361  $24,165   $26,406    $28,918   $22,338
 Ratio of Total Expenses to Average Net Assets                         0.05%    0.05%     0.06%      0.06%     0.06%
 Ratio of Net Investment Income to Average Net Assets                  1.57%    1.27%     1.10%      1.25%     1.46%
 Turnover Rate*                                                          10%       8%       11%        14%       11%
====================================================================================================================

* Turnover rates excluding in-kind redemptions were 8%, 5%, 7%, 3%, and 7%, respectively.

INSTITUTIONAL INDEX FUND INSTITUTIONAL PLUS SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                                      ----------------------------------------------
                                                                        2002     2001      2000       1999     1998
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $104.89  $120.72   $134.02    $112.85  $ 89.56
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                 1.438    1.405     1.449      1.542    1.464
 Net Realized and Unrealized Gain (Loss) on Investments              (24.446) (15.829)  (13.302)    22.143   24.177
--------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                    (23.008) (14.424)  (11.853)    23.685   25.641
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                 (1.432)  (1.406)   (1.447)    (1.555)  (1.451)
 Distributions from Realized Capital Gains                                --       --        --      (.960)   (.900)
--------------------------------------------------------------------------------------------------------------------
 Total Distributions                                                  (1.432)  (1.406)   (1.447)    (2.515)  (2.351)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $80.45  $104.89   $120.72    $134.02  $112.85
====================================================================================================================
TOTAL RETURN                                                         -22.01%   -11.90%   -8.92%     21.21%   28.83%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                 $9,042  $11,349   $10,765     $6,861   $4,951
 Ratio of Total Expenses to Average Net Assets                        0.025%   0.025%    0.025%     0.025%   0.025%
 Ratio of Net Investment Income to Average Net Assets                  1.59%    1.31%     1.14%      1.29%    1.49%
 Turnover Rate*                                                          10%       8%       11%        14%      11%
====================================================================================================================

* Turnover rates excluding in-kind redemptions were 8%, 5%, 7%, 3%, and 7%, respectively.



INSTITUTIONAL  TOTAL  STOCK  MARKET INDEX FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
                                                  YEAR ENDED         AUG. 31* TO
                                                    DEC. 31,            DEC. 31,
                                                        2002                2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $23.10              $22.72
Investment Operations
  Net Investment Income                                  .32                .098
  Net Realized and Unrealized Gain (Loss)
    on Investments                                    (5.10)                .421
--------------------------------------------------------------------------------
    Total from Investment Operations                   (4.78)               .519
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                 (.32)              (.139)
  Distributions from Realized Capital Gains               --                  --
--------------------------------------------------------------------------------
    Total Distributions                                (.32)              (.139)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $18.00              $23.10
================================================================================
TOTAL RETURN                                         -20.77%               2.33%
================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                  $245                $358
  Ratio of Total Expenses to
    Average Net Assets                                 0.06%             0.06%**
  Ratio of Net Investment Income to
    Average Net Assets                                 1.45%             1.33%**
  Turnover Rate                                           9%                 15%
================================================================================
*    Inception.
**   Annualized.

40


INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND INSTITUTIONAL PLUS SHARES
--------------------------------------------------------------------------------
                                                  YEAR ENDED          MAY 31* TO
                                                    DEC. 31,            DEC. 31,
                                                        2002                2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $23.10              $25.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                 .327               .151
  Net Realized and Unrealized Gain (Loss)
    on Investments                                   (5.100)             (1.900)
--------------------------------------------------------------------------------
    Total from Investment Operations                 (4.773)             (1.749)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                (.327)              (.151)
  Distributions from Realized Capital Gains               --                  --
--------------------------------------------------------------------------------
    Total Distributions                               (.327)              (.151)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $18.00              $23.10
================================================================================
TOTAL RETURN                                         -20.74%              -6.96%
================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                  $680              $1,189
  Ratio of Total Expenses to
    Average Net Assets                                0.025%            0.025%**
  Ratio of Net Investment Income to
    Average Net Assets                                 1.48%             1.36%**
  Turnover Rate                                           9%                 15%
================================================================================
*    Inception.
**   Annualized.



TOTAL STOCK MARKET INDEX FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                                      ----------------------------------------------
                                                                        2002     2001      2000       1999     1998
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $25.75   $29.27    $33.22     $27.42   $22.64
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                  .311     .341      .371       .344     .359
 Net Realized and Unrealized Gain (Loss) on Investments               (5.672)  (3.533)   (3.815)     6.133    4.898
--------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                     (5.361)  (3.192)   (3.444)     6.477    5.257
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                  (.319)   (.328)    (.366)     (.357)   (.352)
 Distributions from Realized Capital Gains                                --       --     (.140)     (.320)   (.125)
--------------------------------------------------------------------------------------------------------------------
 Total Distributions                                                   (.319)   (.328)    (.506)     (.677)   (.477)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $20.07   $25.75    $29.27     $33.22   $27.42
====================================================================================================================
TOTAL RETURN                                                         -20.90%  -10.85%   -10.46%     23.93%   23.37%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                 $4,466   $4,217    $4,272     $4,006   $2,445
 Ratio of Total Expenses to Average Net Assets                         0.08%    0.08%     0.10%      0.10%    0.10%
 Ratio of Net Investment Income to Average Net Assets                  1.45%    1.23%     1.14%      1.26%    1.53%
 Turnover Rate                                                            4%       7%        7%         3%       3%
====================================================================================================================

*    Turnover rates excluding in-kind redemptions were 2% and 3%, respectively.

EXTENDED MARKET INDEX FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                                      ----------------------------------------------
                                                                        2002     2001      2000       1999     1998
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $23.09   $26.62    $37.09     $30.63   $30.76
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                  .22     .228      .313       .363     .427
  Net Realized and Unrealized Gain (Loss) on Investments              (4.36)  (2.703)   (6.041)     10.101    2.025
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                  (4.14)  (2.475)   (5.728)     10.464    2.452
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                 (.21)   (.245)    (.312)     (.364)   (.412)
  Distributions from Realized Capital Gains                               --   (.810)   (4.430)    (3.640)  (2.170)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                (.21)  (1.055)   (4.742)    (4.004)  (2.582)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $18.74   $23.09    $26.62     $37.09   $30.63
===================================================================================================================
TOTAL RETURN*                                                        -17.93%   -9.03%   -15.41%     36.45%    8.45%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                  $644     $746      $954       $870     $456
  Ratio of Total Expenses to Average Net Assets                        0.10%    0.10%     0.10%      0.10%    0.10%
  Ratio of Net Investment Income to Average Net Assets                 1.05%    1.02%     0.96%      1.18%    1.34%
  Turnover Rate                                                          17%      20%       33%        26%      27%
===================================================================================================================

* Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2000.




MID-CAP INDEX FUND INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------------

                                                                          YEAR ENDED DECEMBER 31,
                                                                         ------------------------------------------
                                                                        2002     2001      2000       1999    1998*
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $11.83   $12.23    $11.30     $10.79   $10.03
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                 .103     .097      .081       .083     .055
  Net Realized and Unrealized Gain (Loss) on Investments               1.798)   (.166)    1.918      1.448     .814
-------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                  (1.695)   (.069)    1.999      1.531     .869
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                 (.108)   (.086)    (.089)     (.086)   (.059)
  Distributions from Realized Capital Gains                            (.127)   (.245)    (.980)     (.935)   (.050)
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                (.235)   (.331)   (1.069)    (1.021)   (.109)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $ 9.90   $11.83    $12.23     $11.30   $10.79
===================================================================================================================
Total Return**                                                       -14.45%   -0.37%    18.39%     15.41%    8.61%
===================================================================================================================
Ratios/Supplemental Data
  Net Assets, End of Period (Millions)                                  $653     $650      $307       $143      $39
  Ratio of Total Expenses to Average Net Assets                        0.10%    0.10%     0.12%      0.12%   0.12%Y
  Ratio of Net Investment Income to Average Net Assets                 1.01%    1.00%     1.03%      1.11%   1.30%Y
  Portfolio Turnover Rate                                              20%YY      24%       51%        38%      44%
===================================================================================================================

* Initial share purchase date was May 20, 1998. Subscription period for the Fund was April 20, 1998, to May 20, 1998, during which time all assets were held in money market instruments. Performance measurement began May 21, 1998.
** Total returns do not reflect the 0.25% transaction fee on purchases from inception through February 28, 1999.
+    Annualized.
++   Turnover rate excluding in-kind redemptions was 18%.

42


SMALL-CAP INDEX INDEX FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                                      ----------------------------------------------
                                                                        2002     2001      2000       1999     1998
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $19.82   $19.44    $23.61     $21.20   $23.75
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                 .219     .251      .292       .295     .336
  Net Realized and Unrealized Gain (Loss) on Investments              (4.160)    .388    (1.145)     4.491   (1.007)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                  (3.941)    .639     (.853)     4.786    (.671)
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                 (.219)   (.259)    (.292)     (.296)   (.329)
  Distributions from Realized Capital Gains                               --       --    (3.025)    (2.080)  (1.550)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                (.219)   (.259)   (3.317)    (2.376)  (1.879)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $15.66   $19.82    $19.44     $23.61   $21.20
====================================================================================================================
TOTAL RETURN*                                                        -19.89%    3.27%    -2.56%     23.33%   -2.50%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                  $686     $584      $490       $415     $264
  Ratio of Total Expenses to Average Net Assets                        0.10%    0.10%     0.13%      0.12%    0.12%
  Ratio of Net Investment Income to Average Net Assets                 1.32%    1.34%     1.32%      1.37%    1.53%
  Turnover Rate                                                          32%      39%       49%        42%      35%
====================================================================================================================

* Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2000.



VALUE INDEX FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                                      ----------------------------------------------
                                                                        2002     2001      2000       1999     1998
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $18.90   $22.87    $22.89     $22.51   $23.22
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                  .322     .333      .377       .377     .196
 Net Realized and Unrealized Gain (Loss) on Investments               (4.238)  (2.986)     .963      2.342    (.060)
--------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                     (3.916)  (2.653)    1.340      2.719     .136
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                  (.334)   (.340)    (.380)     (.384)   (.236)
 Distributions from Realized Capital Gains                                --    (.977)    (.980)    (1.955)   (.610)
--------------------------------------------------------------------------------------------------------------------
 Total Distributions                                                   (.334)  (1.317)   (1.360)    (2.339)   (.846)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $14.65   $18.90    $22.87     $22.89   $22.51
====================================================================================================================
TOTAL RETURN                                                         -20.81%  -11.77%     6.19%     12.67%    0.69%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                   $494     $865    $1,082       $460     $186
 Ratio of Total Expenses to Average Net Assets                         0.10%    0.10%     0.12%      0.12%  0.12%**
 Ratio of Net Investment Income to Average Net Assets                  1.91%    1.63%     1.70%      1.68%   1.90%**
 Turnover Rate                                                           26%      38%       37%        41%      33%
====================================================================================================================

*    July 2 (inception) through December 31, 1998.
**   Annualized.

SMALL-CAP VALUE INDEX FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                                        --------------------------------------------
                                                                                 2002      2001       2000    1999*
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                           $10.29     $9.65      $8.45    $8.74
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                          .114      .089       .097     .009
  Net Realized and Unrealized Gain (Loss) on Investments                       (1.494)    1.176      1.698     .226
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                           (1.380)    1.265      1.795     .235
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                          (.104)    (.080)     (.095)   (.070)
  Distributions from Realized Capital Gains                                     (.276)    (.545)     (.500)   (.455)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                         (.380)    (.625)     (.595)   (.525)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                 $ 8.53    $10.29      $9.65    $8.45
====================================================================================================================
TOTAL RETURN**                                                                 -13.96%    13.86%     22.04%    2.83%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                           $338      $325        $86      $10
  Ratio of Total Expenses to Average Net Assets                                 0.10%     0.10%      0.13%    0.13%+
  Ratio of Net Investment Income to Average Net Assets                          1.08%     1.14%      1.36%    1.37%+
  Portfolio Turnover Rate                                                         57%       59%        82%      80%
====================================================================================================================

*    December 7 (inception) through December 31, 1999.
** Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.
+    Annualized.



GROWTH INDEX FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                                      ----------------------------------------------
                                                                        2002     2001      2000       1999     1998*
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $26.42   $30.57    $39.44     $31.67   $26.49
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                  .248     .213      .156       .249     .167
 Net Realized and Unrealized Gain (Loss) on Investments               (6.465)  (4.144)   (8.861)     8.821    5.315
--------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                     (6.217)  (3.931)   (8.705)     9.070    5.482
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                  (.253)   (.219)    (.165)     (.260)   (.187)
 Distributions from Realized Capital Gains                                --       --        --     (1.040)   (.115)
--------------------------------------------------------------------------------------------------------------------
 Total Distributions                                                   (.253)   (.219)    (.165)    (1.300)   (.302)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $19.95   $26.42    $30.57     $39.44   $31.67
====================================================================================================================
TOTAL RETURN                                                         -23.58%  -12.82%   -22.14%     28.91%    20.79%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                   $675     $921      $948       $452     $224
 Ratio of Total Expenses to Average Net Assets                         0.10%    0.10%     0.12%      0.12%   0.12%**
 Ratio of Net Investment Income to Average Net Assets                  1.10%    0.80%     0.44%      0.74%   0.97%**
 Turnover Rate                                                           23%      31%       33%        33%      29%
====================================================================================================================

*    March 14 (inception) through December 31, 1998.
**   Annualized.

44


SMALL-CAP GROWTH INDEX FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                                         YEAR ENDED DEC. 31,
                                                                                        ----------------------------
                                                                                           2002       2001     2000*
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                     $10.87     $10.97   $11.03
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                                                    .043       .024     .009
  Net Realized and Unrealized Gain (Loss) on Investments                                 (1.702)     (.094)    .513
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                                     (1.659)     (.070)    .522
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                                                    (.041)     (.030)   (.012)
  Distributions from Realized Capital Gains                                                  --         --    (.570)
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                                                   (.041)     (.030)   (.582)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                           $ 9.17     $10.87   $10.97
====================================================================================================================
TOTAL RETURN**                                                                           -15.26%      -.64%    4.90%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                                                     $104       $109      $73
  Ratio of Total Expenses to Average Net Assets                                           0.10%      0.10%    0.13%+
  Ratio of Net Investment Income to Average Net Assets                                    0.41%      0.28%    0.11%+
  Turnover Rate                                                                             61%        74%      136%
====================================================================================================================

*    May 24 (inception) through December 31, 2000.
** Total returns do not reflect the 0.5% transaction fee on purchases through March 31, 2002.
+    Annualized.

45

--------------------------------------------------------------------------------
INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, Investing Made Easy, provides information that will help individual investors make the most of their relationship with Vanguard. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                                EXCHANGING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------


BUYING SHARES


ACCOUNT MINIMUMS


TO OPEN AND MAINTAIN AN ACCOUNT: $10 million, except for the Institutional Plus Shares ($200 million) of Vanguard Institutional Index Fund and the Institutional Shares ($200 million) and Institutional Plus Shares ($500 million) of Vanguard Institutional Total Stock Market Index Fund.
     Vanguard Institutional clients may meet the minimum investment amount by aggregating up to three separate accounts within the same Fund. This exception does not apply to clients receiving special administrative services from
Vanguard, nor does this exception apply to omnibus accounts maintained by financial intermediaries.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.
     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or add to an existing account, without prior notice.

HOW TO BUY SHARES
ONLINE: You can open certain types of accounts or buy shares in an existing account through our website at www.vanguard.com.

BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--Fund number. For a list of Fund numbers and addresses, see Contacting Vanguard.


BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard(R) fund. See Exchanging Shares and Other Rules You Should Know.

46

BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.


BY FUND EXPRESS(R) (AUTOMATIC OR SPECIAL PURCHASES): You can purchase shares by electronically transferring money from a previously designated bank account. To establish this option, you must complete a special form or the appropriate section of your account registration.

YOUR PURCHASE PRICE
ONLINE, BY CHECK, BY EXCHANGE, OR BY WIRE: You buy shares at a fund's NAV determined as of your TRADE DATE. For all Vanguard funds (other than money market funds), purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receive a trade date of the same day, and purchases received after that time receive a trade date of the first business day following the date of receipt. For money market funds, the trade date depends on the method of payment for the purchase.

BY FUND EXPRESS: For all Vanguard funds, Fund Express instructions received at Vanguard before the close of regular trading on the Exchange will result in a purchase that occurs on and receives a trade date of the next business day (two business days later for money market funds).

PURCHASE RULES YOU SHOULD KNOW
^CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.

^NEW ACCOUNTS. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.


^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.

^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).

^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund, at any time, for any reason.

CONVERTING SHARES


ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

CONVERSION FROM INVESTOR SHARES OR ADMIRAL/TM/ SHARES
You may convert Investor Shares or Admiral Shares into Institutional Shares of the same Fund (if available), provided that your account balance in the Fund is at least $10 million.

CONVERSION FROM INSTITUTIONAL SHARES
You may convert Institutional Shares into Institutional Plus Shares of the same Fund (if available), provided that your account balance is at least $200 million (for Vanguard Institutional Index Fund) or $500 million (for Vanguard Institutional Total Stock Market Index Fund).

MANDATORY CONVERSIONS INTO ANOTHER SHARE CLASS
If an investor no longer meets the requirements for Institutional Shares or Institutional Plus Shares, the Fund may convert the investor's shares into another share class, as appropriate. A decline in the investor's account balance because of market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into another share class.



REDEEMING SHARES


HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.

ONLINE: Request a redemption through our website at www.vanguard.com.

BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.

BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.


BY FUND EXPRESS: If you've established the Fund Express option on your account, you can redeem shares by electronically transferring your redemption proceeds to a previously designated bank account. The Fund Express option is not

48

automatic; you must establish it by completing a special form or the appropriate section of your account registration.

YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.


TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.


^EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other RulesYou Should Know.


^FUND EXPRESS REDEMPTIONS. Proceeds of shares redeemed by Fund Express will be credited to your bank account two business days after your trade date.

^WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. A $5 fee applies to wire redemptions under $5,000.

Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard(R) Prime Money Market Fund), Eastern time, the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

Bond Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.


REDEMPTION RULES YOU SHOULD KNOW

^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.

^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in-kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.


^RECENTLY PURCHASED SHARES. Although you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express(R).

^SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard.

^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable to a different person or send it to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.


^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).


^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.



 EXCHANGING SHARES

All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.


     If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND,

50


INTERNATIONAL EXPLORER(TM) FUND, or GROWTH AND INCOME FUND, these limits generally are as follows:

o No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 1 1/2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and telephone exchanges will be 11:30 a.m., Eastern time.)


o No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

     For ALL OTHER VANGUARD FUNDS, the following limits generally apply:


o No more than two substantive "round trips" through a non-money-market fund during any 12-month period. A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.


o    Round trips must be at least 30 days apart.


     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Vanguard also reserves the right to waive or modify the exchange privilege for certain categories of investors. In the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.



OTHER RULES YOU SHOULD KNOW



VANGUARD.COM(R)
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.

^SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, Inter national Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.


TELEPHONE TRANSACTIONS

^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.

^TELE-ACCOUNT(R). To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.

^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:

 o Ten-digit account number.
 o Complete owner name and address.
 o Primary Social Security or employer identification number.
 o Personal Identification Number (PIN), if applicable.

^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.


^SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.


WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:


o    The fund name and account number.
o    The amount of the transaction (in dollars, shares, or percent).
o    Authorized signatures, as registered on the account.
o    Signature guarantees, if required for the type of transaction.*
o    Any supporting legal documentation that may be required.

*For instance, signature guarantees must be provided by all registered account owners when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.

52


ACCOUNTS WITH MORE THAN ONE OWNER
In the case of an account with more than one owner, Vanguard will accept telephone instructions from any one owner or authorized person.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.


UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.


INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

LOW-BALANCE ACCOUNTS
Each Fund (except Vanguard Institutional Index Fund and Institutional Total Stock Market Index Fund) reserves the right to convert an investor's Institutional Shares into Investor Shares or Admiral Shares of the Fund if the investor's account balance falls below the minimum initial investment.
     Vanguard Institutional Index Fund and Vanguard Institutional Total Stock Market Index Fund reserve the right to convert an investor's Institutional Plus Shares into Institutional Shares of the Fund if the investor's fund account balance falls below the minimum initial investment. In addition, each Fund reserves the right to redeem an investor's Institutional Shares if the investor's fund account balance falls below the minimum initial investment for that share class. Any such conversion or redemption will be preceded by written notice to the investor.

FUND AND ACCOUNT UPDATES



CONFIRMATION STATEMENTS
We will send you a statement confirming the trade date and amount of your transaction when you buy, sell, exchange or convert shares.


PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.


TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.


AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard U.S. Stock Index Funds will be mailed twice a year, in February and August. These comprehensive reports include overviews of the financial markets and specific information concerning the Funds:

o Performance assessments with comparisons to industry benchmarks.
o    Financial statements with detailed listings of the Funds' holdings.


     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder, unless you contact our Client Services Department in writing, by telephone, or by e-mail and instruct us otherwise.
     Vanguard can deliver your Fund reports electronically, if you prefer. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of Fund reports by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will send paper copies of Fund reports within 30 days of receiving your notice.

54

CONTACTING VANGUARD


ONLINE

VANGUARD.COM
o Your best source of Vanguard news
o For fund, account, and service information
o For most account transactions
o For literature requests
o 24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT(R)
1-800-662-6273 (ON-BOARD)

o For automated fund and account information
o For redemptions by check, exchange (subject to certain limitations), or wire
o Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at 1-800-952-3335)
o For fund and service information
o For literature requests
o Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at 1-800-749-7273)
o For account information
o For most account transactions
o Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
o For information and services for large institutional investors
o Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900


REGISTERED, EXPRESS, OR OVERNIGHT MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS
Please use the specific fund number when contacting us about:

     Vanguard  Institutional  Index  Fund--94   (Institutional  Shares)  or  854
(Institutional Plus Shares)
     Vanguard Institutional Total Stock Market Index Fund--870 (Institutional Shares) or 871 (Institutional Plus Shares)
     Vanguard Total Stock Market Index Fund Institutional Shares--855
     Vanguard Extended Market Index Fund Institutional Shares--856
     Vanguard Mid-Cap Index Fund Institutional Shares--864
     Vanguard Small-Cap Index Fund Institutional Shares--857
     Vanguard Value Index Fund Institutional Shares--867
     Vanguard Small-Cap Value Index Fund Institutional Shares--865
     Vanguard Growth Index Fund Institutional Shares--868
     Vanguard Small-Cap Growth Index Fund Institutional Shares--866


















































The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Admiral, Vanguard Fund Express, Fund Express, Vanguard Tele-Account, Tele-Account, STAR, Explorer, VIPER, VIPERs, Vanguard Brokerage Services and the ship logo are trademarks of The Vanguard Group, Inc., S&P 500(R), Standard & Poor's 500, S&P MidCap 400, Standard & Poor's MidCap 400, S&P SmallCap 600, and Standard & Poor's SmallCap 600, are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds. Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund. All other marks are the exclusive property of their respective owners.

56

VIPER(R) SHARES


In addition to Institutional Shares, certain Vanguard funds offer a class of shares, known as Vanguard Index Participation Equity Receipts (VIPER) Shares, that are listed for trading on the American Stock Exchange (AMEX). If you own Institutional Shares issued by one of these funds, you may convert those shares into VIPER* Shares of the same fund.


Note: Vanguard reserves the right to modify or terminate the conversion privilege in the future.

     Two Vanguard funds currently offer a VIPER Share class:

--------------------------------------------------------------------------------
FUND                            VIPER SHARES                     TICKER SYMBOL
--------------------------------------------------------------------------------
Vanguard Total Stock Market     Total Stock Market
Index Fund                       VIPERs(R)                              VTI
Vanguard Extended Market Index  Extended Market
Fund                             VIPERs(R)                              VXF
--------------------------------------------------------------------------------

     Although VIPER Shares represent an investment in the same portfolio of securities as Institutional Shares of that Fund, they have different characteristics and may appeal to a different group of investors. It is important that you understand the differences before deciding whether to convert your shares to VIPER Shares.
     The following material summarizes key information about VIPER Shares. A separate prospectus with more complete information about VIPER Shares is also available. Investors should review that prospectus before deciding whether to convert.

DIFFERENCES BETWEEN VIPER SHARES AND CONVENTIONAL MUTUAL FUND SHARES


     Institutional Shares are "conventional" mutual fund shares; that is, they can be purchased from and redeemed with the issuing fund for cash at a net asset value (NAV) calculated once a day. VIPER Shares, by contrast, cannot be purchased from or redeemed with the issuing fund, except as noted below.
     An organized trading market is expected to exist for VIPER Shares, unlike conventional mutual fund shares, because VIPER Shares are listed for trading on the AMEX. Investors can purchase and sell VIPER Shares on the open market through a full-service, discount, or online broker. Open-market transactions will not occur at NAV, but at market prices that change throughout the day based on changes in the prices of the fund's portfolio securities and the supply of and demand for VIPER Shares. The market price of a fund's VIPER Shares will differ somewhat from the NAV of those shares. The difference between market price and NAV is expected to be small most of the time, but in times of extreme market volatility the difference may become significant.


BUYING AND SELLING VIPER SHARES


Note: VIPER Shares must be held in a brokerage account. Therefore, before acquiring VIPER Shares, whether through a conversion or an open-market purchase, you must have an account with a broker.
     You buy and sell VIPER Shares in the same way you buy and sell any other exchange-traded security--on the open market, through a broker. In most cases, the broker will charge you a commission to execute the transaction. Unless imposed by your broker, there is no minimum dollar amount that you must invest and no minimum number of VIPER Shares you must purchase. Because open-market transactions occur at market prices, you may pay more than NAV when you buy VIPER Shares and receive less than NAV when you sell those shares.

*Patent Pending.

     If you own conventional shares (Investor Shares, Admiral Shares, or Institutional Shares) of a Vanguard fund that issues VIPER Shares, you can convert those shares into VIPER Shares of equivalent value--but you cannot convert back. See below under the heading "Conversions" for a discussion of the conversion process.
     There is one other way to buy and sell VIPER Shares. Investors can purchase and redeem VIPER Shares directly from the issuing fund at NAV if they do so (i) through certain authorized broker-dealers, (ii) in large blocks of 50,000 or 100,000 VIPER Shares (depending on the fund), known as Creation Units, and (iii) in exchange for baskets of securities rather than cash. However, because Creation Units will be worth millions of dollars, and because most investors prefer to transact in cash rather than with securities, it is expected that only a limited number of institutional investors will purchase and redeem VIPER Shares this way.

RISKS

VIPER Shares issued by a fund are subject to the same risks as conventional shares of the same fund. VIPER Shares also are subject to the following risks:


o The market price of a fund's VIPER Shares will vary somewhat from the NAV of those shares. Therefore, you may pay more than NAV when buying VIPER Shares and you may receive less than NAV when selling them.
o VIPER Shares cannot be redeemed with the Fund, except in Creation Unit aggregations. Therefore, if you no longer wish to own VIPER Shares, you must sell them on the open market. Although VIPER Shares will be listed for trading on the AMEX, it is possible that an active trading market may not be maintained.
o Trading of a fund's VIPER Shares on the AMEX may be halted if AMEX officials deem such action appropriate, the shares are delisted from the AMEX, or the activation of marketwide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.


FEES AND EXPENSES


When you buy and sell VIPER Shares through a brokerage firm, you will pay whatever commissions the firm charges. You also will incur the cost of the "bid-asked spread," which is the difference between the price a dealer will pay for a security and the somewhat higher price at which the dealer will sell the same security. If you convert from conventional shares to VIPER Shares, you will not pay a brokerage commission or a bid-asked spread. However, Vanguard charges $50 for each conversion transaction, and your broker may impose its own conversion fees as well.
     For the fiscal year ended December 31, 2002, the total annual operating expenses (the expense ratio) for each type of VIPER Shares were:

-------------------------------------------
VIPER SHARES                EXPENSE RATIO
-------------------------------------------
Total Stock Market VIPERs        0.15%
Extended Market VIPERs           0.20
-------------------------------------------



ACCOUNT SERVICES

Because you hold VIPER Shares through a brokerage account, Vanguard will have no record of your ownership unless you hold the shares through Vanguard Brokerage Services/(R)/. Your broker will service your account. For example, the broker will provide account statements, confirmations of your purchases and sales of VIPER Shares, and year-end tax information. The broker also will be responsible for ensuring that you receive shareholder reports and other communications from the fund whose VIPER Shares you own. You will receive

58

certain services (e.g., dividend reinvestment and average cost information) only if your broker offers those services.

CONVERSIONS

Owners of conventional shares (Investor Shares, Admiral Shares, or Institutional Shares) issued by one of the Vanguard U.S. Stock Index Funds may convert those shares into VIPER Shares of equivalent value of the same fund. Note: Investors who own conventional shares of a Vanguard fund through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares into VIPER Shares. Vanguard imposes a fee on conversion transactions, and your broker may impose a fee of its own to process a conversion request. Vanguard reserves the right, in the future, to limit or terminate the conversion privilege or to raise the amount of the conversion fee.
     To initiate a conversion of conventional shares into VIPER Shares, you must contact your broker; your broker, in turn, will contact Vanguard. For brokers that can handle fractional shares, each full and fractional conventional share will be converted into full and fractional VIPER Shares of equivalent value. For example, if you own 300.250 conventional shares, and this is equivalent in value to 90.750 VIPER Shares, you will receive 90.750 VIPER Shares.
     Some brokers cannot handle fractional shares. If you intend to hold your VIPER Shares through one of these brokers, the conversion would be handled in such a way that you would receive a whole number of VIPER Shares. In the example above, for instance, you would convert full and fractional conventional shares equivalent in value to exactly 90 VIPER Shares. The remaining conventional shares would be redeemed, and you would receive the cash proceeds of that redemption. You would realize a gain or loss on the redemption (in no case more than the value of a single VIPER Share) that must be reported on your tax return. Please consult your broker to determine whether it can handle fractional VIPER Shares.
     Here are some important points to keep in mind when converting conventional shares of a Vanguard fund into VIPER Shares: n The conversion transaction is nontaxable except to the extent that conventional shares must be sold to avoid the creation of fractional VIPER Shares.
o The conversion process can take anywhere from several days to several weeks, depending on your broker. Vanguard generally will process conversion requests either on the day they are received or on the next business day, although processing may take up to three business days, depending on when the conversion request is received.
o Until the conversion process is complete, you will remain fully invested in the fund's conventional shares, and your investment will increase or decrease in value in tandem with the net asset value of those shares.
o During the conversion process, you will be able to liquidate all or part of your investment by instructing Vanguard or your broker (depending on who maintains records of your share ownership) to redeem your conventional shares. After the conversion process is complete, you would liquidate all or part of your investment by instructing your broker to sell your VIPER Shares.
o VIPER Shares, whether acquired through a conversion or purchased on the open market, cannot be converted into conventional shares of the same fund. Similarly, VIPER Shares of one fund cannot be exchanged for VIPER Shares of another fund.

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

                      (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH INVESTMENTS
Cash deposits, short-term bank deposits, and money market instruments that include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.


DIVIDEND DISTRIBUTION
Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.


GROWTH FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth in revenue and earnings. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value.


INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.


PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to track--rather than outperform--a particular stock or bond market index; also known as indexing.


PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits). A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

PRINCIPAL
The amount of money you put into an investment.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.


VALUE FUND
A mutual fund that typically emphasizes stocks whose prices are below-average in comparison with such measures as earnings and book value. These stocks often have above-average dividend yields.


VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
[THE VANGUARD GROUP LOGO]

Post Office Box 2600
Valley Forge, PA 19482-2600


FOR MORE INFORMATION
If you'd like more information about
Vanguard Institutional Index Funds or
Vanguard U.S. Stock Index Funds, the
following documents are available
free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional information about the Funds'
investments is available in the Funds'
annual and semiannual reports to shareholders.
(The Institutional Index Fund's
reports are separate from those of the U.S.
Stock Index Funds.) In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the
Funds' performance during their
last fiscal year.

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI provides more detailed
information about the Funds.
(The SAI for the Institutional Index
Funds is separate from that of the U.S.
Stock Index Funds.)

The current annual and semiannual
reports and the SAI are incorporated by
reference into (and are thus legally a
part of) this prospectus.

To receive a free copy of the
latest annual or semiannual reports or
the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

If you are an individual investor:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2900 VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

If you are a client of
Vanguard's Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder
and would like information about your
account, account transactions, and/or
account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES
AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Funds (including the SAI) at the SEC's
Public Reference Room in Washington, DC.
To find out more about this public
service, call the SEC at 1-202-942-8090.
Reports and other information about the
Funds are also available on the SEC's
Internet site at http://www.sec.gov, or
you can receive copies of this information, for a fee, by electronic request at the following e-mail address:
publicinfo@sec.gov, or by writing the Public
Reference Section, Securities and
Exchange Commission, Washington, DC
20549-0102.

Vanguard Institutional Index Funds'
Investment Company Act file number: 811-6093

Vanguard U.S. Stock Index Funds'
Investment Company Act file number: 811-2652

(C) 2003 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation,
Distributor.


I854 042003

                                     PART B

                             VANGUARD(R) INDEX FUNDS
                                   (THE TRUST)

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 28, 2003


This Statement is not a prospectus but should be read in conjunction with the Fund's current Prospectuses (dated April 28, 2003). To obtain, without charge, a Prospectus or the most recent Annual Report to Shareholders, which contains the Funds' financial statements as hereby incorporated by reference, please call:

                 INVESTOR INFORMATION DEPARTMENT:1-800-662-7447

                                TABLE OF CONTENTS

DESCRIPTION OF THE TRUST...............................................B-1
INVESTMENT POLICIES ...................................................B-3
INVESTMENT LIMITATIONS................................................B-16
SHARE PRICE...........................................................B-17
PURCHASE OF SHARES....................................................B-17
REDEMPTION OF SHARES..................................................B-18
MANAGEMENT OF THE FUND................................................B-19
PORTFOLIO TRANSACTIONS................................................B-26
YIELD AND TOTAL RETURNS...............................................B-27
INFORMATION ABOUT THE VIPER SHARE CLASS...............................B-33
FINANCIAL STATEMENTS..................................................B-40
COMPARATIVE INDEXES...................................................B-40

                            DESCRIPTION OF THE TRUST

ORGANIZATION
The Trust was organized as a Pennsylvania business trust in 1975 and was reorganized as a Delaware statutory trust in July 1998. The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Trust currently offers the following funds (and classes thereof):

                                                      SHARE CLASSES
                                                      -------------

FUND                                    INVESTOR  ADMIRAL  INSTITUTIONAL  VIPERS
--------------------------------------------------------------------------------
Vanguard(R) Total Stock Market Index Fund    Yes      Yes            Yes     Yes
Vanguard(R) 500 Index Fund                   Yes      Yes             No      No
Vanguard(R) Extended Market Index Fund       Yes      Yes            Yes     Yes
Vanguard(R) Mid-Cap Index Fund               Yes      Yes            Yes      No
Vanguard(R) Small-Cap Index Fund             Yes      Yes            Yes      No
Vanguard(R) Value Index Fund                 Yes      Yes            Yes      No
Vanguard(R) Small-Cap Value Index Fund       Yes       No            Yes      No
Vanguard(R) Growth Index Fund                Yes      Yes            Yes      No
Vanguard(R) Small-Cap Growth Index Fund      Yes       No            Yes      No

                  (individually, a Fund; collectively, the Funds)

     Each of the Funds, is registered as a nondiversified management investment company. As the market values of the each Fund's largest holdings rise and fall, there may be times when a Fund is diversified under the Commission's standards and other times when it is not.

     The Trust has the ability to offer additional funds, which in turn may issue additional classes of shares. There is no limit on the number of full and fractional shares that may be issued for a single fund or class of shares.

SERVICE PROVIDERS

     CUSTODIANS. Wachovia Bank, N.A., 123 S. Broad Street, PA4942, Philadelphia, PA 19109 (for Mid-Cap Index, Small-Cap Growth Index, and Small-Cap Value Index Funds) and JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070 (for the 500 Index, Extended Market Index, Growth Index, Small-Cap Index, Total Stock Market Index, and Value Index Funds), serve as the Funds' custodians. The custodians are responsible for maintaining the Funds' assets, keeping all necessary accounts and records of Fund assets, and appointing any foreign sub-custodians or foreign securities depositories.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA, 19103-7042, serves as the Funds' independent accountants. The accountants audit the Funds' annual financial statements and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355.

CHARACTERISTICS OF THE FUNDS' SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Funds' shares, other than the possible future termination of a Fund or share class. Each Fund or class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the fund or class. Unless terminated by reorganization or liquidation, each Fund and share class will continue indefinitely.

     SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss as a result of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distribution declared by the Fund. No shares of a Fund have priority or preference over any other shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of the Fund (or class) held by shareholders on the record date. The amount of dividends per share may vary between separate share classes of the Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of a Fund or any class; or (iii) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of a Fund's net assets and to change any fundamental policy of a Fund. Unless otherwise required by applicable law, shareholders of a Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the fund or class affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are noncumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event that a Fund is liquidated, shareholders will be entitled to receive a pro rata share of the Fund's net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets that are attributable to that class. Shareholders may receive cash, securities, or a combination of the two.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with the Funds' shares.

     CONVERSION RIGHTS. Shareholders of each Fund may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements. For additional information about the conversion rights applicable to VIPER Shares, please see "Information about the VIPER Share Class."

     REDEMPTION  PROVISIONS.  Each Fund's redemption provisions are described in
its  current   prospectus   and  elsewhere  in  this   Statement  of  Additional
Information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENT. The Funds' shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUND
Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.

     Dividends received and distributed by each Fund on shares of stock of domestic corporations may be eligible for the dividends-received deduction applicable to corporate shareholders. Corporations must satisfy certain requirements in order to claim the deduction. Capital gains distributed by the Fund are not eligible for the dividends-received deduction.

                               INVESTMENT POLICIES

Some of the investment policies described below and in the Funds' prospectuses set forth percentage limitations on a Fund's investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these policies will be determined immediately after the acquisition of such securities or assets. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment policies and limitations.

     The following policies supplement each Fund's investment objective and policies set forth in the prospectuses.

     BORROWING. A fund's ability to borrow money is limited by its investment policies and limitations, by the Investment Company Act of 1940, as amended ("1940 Act"), and by applicable exemptive orders, no-action letters, interpretations and other pronouncements by the Securities and Exchange Commission and its staff ("SEC") and any other any regulatory authority having jurisdiction, from time to time. Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund's total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

     Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund. These transactions can include entering into reverse repurchase agreements, engaging in mortgage dollar roll transactions, selling securities short (other than short sales "against-the-box"), buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in sale-buybacks, entering into firm commitment agreements and standby commitment agreements, engaging in when-issued, delayed delivery and forward commitment transactions, and other trading practices that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing (additional discussion about a number of these transaction can be found below). A borrowing transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund (1) "covers" the borrowing transaction by maintaining an offsetting financial position or (2) segregates liquid assets (with such liquidity determined by the adviser in accordance with procedures established by the board of trustees) equal (as determined on a daily mark-to-market basis) in value to the fund's potential economic exposure under the borrowing transaction. A fund may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction or segregate sufficient liquid assets. In addition, assets so segregated may not be available to satisfy redemptions or for other purposes.

     COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders and owners of preferred stock take precedence over the claims of those who own common stock.

     CONVERTIBLE SECURITIES. Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities typically consist of debt securities or preferred stock that may be converted (on a voluntary or mandatory basis) within a specified period of time (normally for the entire life of the security) into a certain amount of common stock or other equity security of the same or a different issuer at a predetermined price. Convertible securities also include debt securities with warrants or common stock attached and derivatives combining the features of debt securities and equity securities. Other convertible securities with features and risks not specifically referred to herein may become available in the future.
Convertible securities involve risks similar to both fixed-income and equity securities.

     The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security. If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. In that circumstance, the convertible security takes on the characteristics of a bond, and its price moves in the opposite direction from interest rates. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security. In that case, the convertible security's price may be as volatile as that of common stock. Because both interest rate and market movements can influence its value, a convertible security generally is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying equity security. Convertible securities are often rated below investment grade or are not rated, and are generally subject to a high degree of credit risk.

     While all markets are prone to change over time, the generally high rate at which convertible securities are retired (through mandatory or scheduled conversions by issuers or voluntary redemptions by holders) and replaced with newly issued convertibles may cause the convertible securities market to change more rapidly than other markets. For example, a concentration of available convertible securities in a few economic sectors could elevate the sensitivity of the convertible securities market to the volatility of the equity markets and to the specific risks of those sectors. Moreover, convertible securities with innovative structures, such as mandatory conversion securities and equity-linked securities, have increased the sensitivity of the convertible securities market to the volatility of the equity markets and to the special risks of those innovations, which may include risks different from, and possibly greater than, those associated with traditional convertible securities.

     DEPOSITARY RECEIPTS. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository." Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). In ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. In other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other Depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

     Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

     For purposes of a fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depository receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

     DERIVATIVES. A derivative is a financial instrument which has a value that is based on - or "derived from" - the values of other assets, reference rates or indices. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates and related indices. Derivatives include futures contracts and options on futures contracts (see additional discussion below), forward commitment transactions (see additional discussion below), options on securities (see additional discussion below), caps, floors, collars, swap agreements (see additional discussion below) and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter ("OTC") market. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes. A fund will not use derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. There is no assurance that any derivatives strategy used by a fund's adviser will succeed.

     Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

     The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if a fund's adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

     Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

     Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

     Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices or other economic factors in establishing derivative positions for the fund. If the adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

     EXCHANGE-TRADED FUNDS. A fund may purchase shares of exchange-traded funds ("ETFs"), including ETF shares issued by other Vanguard funds. Typically, a fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts: to obtain exposure to all or a portion of the stock market while maintaining flexibility to meet the liquidity needs of the fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly and more tax-efficient than futures. In addition, ETF shares can be purchased for smaller sums, offer exposure to market sectors and styles for which there is no suitable or liquid futures contract, and do not involve leverage.

     Most ETFs are investment companies. Therefore, a fund's purchases of ETF shares generally are subject to the limitations on a fund's investments in other investment companies, which are described below under the heading "Other Investment Companies."

     An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a fund could lose money investing in an ETF if the prices of the stocks owned by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (1) the market price of the ETF's shares may trade at a discount to their net asset value; (2) an active trading market for an ETF's shares may not develop or be maintained; or (3) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

     FUNDS MAY REPURCHASE VIPER/TM/ SHARES. Any Fund that issues VIPER Shares may repurchase those shares on the open market at the current market price if doing so would be advantageous for the Fund. A repurchase might be advantageous, for example, because the VIPER Shares are more cost-effective than alternative investments, are selling at a discount to net asset value, will cause the Fund to more closely track its index than alternative investments, or some combination of the three. A Fund that repurchases its VIPER Shares may lend those shares to qualified institutional borrowers as part of the Fund's securities lending activities discussed on page 12.

     FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by entities organized, domiciled or with a principal place of business outside the United States, such as foreign corporations and governments. Foreign securities may trade in U.S. or foreign securities markets. A fund may make foreign investments either directly by purchasing foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments ("depositary receipts") for foreign securities (see discussion above). Depositary receipts are securities that are listed on exchanges or quoted in OTC markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the OTC markets. Investing in foreign securities involves certain special risk considerations that are not typically associated with investing in U.S. companies or governments.

     Because foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. issuers, there may be less publicly available information about certain foreign issuers than about U.S. issuers. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund. Securities of foreign issuers are generally less liquid and more volatile than securities of comparable U.S. issuers. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments which could affect U.S. investments in those countries. Although an adviser will endeavor to achieve most favorable execution costs for a fund's portfolio transactions in foreign securities under the circumstances, commissions (and other transaction costs) are generally higher than those on U.S. securities. In addition, it is expected that the expenses for custodian arrangements of a funds' foreign securities will be somewhat greater than the expenses for a fund that invests primarily in domestic securities. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from the companies making up a fund.

     The value of the foreign securities held by a fund may be significantly affected by changes in currency exchange rates. The U.S. dollar value of a foreign security generally decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency (as discussed below, a fund may attempt to hedge its currency risks). In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political and economic developments.

     FOREIGN SECURITIES - FOREIGN CURRENCY TRANSACTIONS. The value of a fund's foreign securities as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the fund may incur costs in connection with conversions between various currencies. To seek to minimize the impact of such factors on net asset values, a fund may engage in foreign currency transactions in connection with its investments in foreign securities. A fund will not speculate in foreign currency exchange, and will enter into foreign currency transactions only to attempt to "hedge" the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also may limit any potential gain which might result should the value of such currency increases.

     A fund may conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market. Currency exchange transactions also may be effected through the use of swap agreements or other derivatives. Currency exchange transactions may be considered borrowings. A currency exchange transaction will not be considered to constitute the issuance of a "senior security" by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     By entering into a forward contract for the purchase or sale of foreign currency involved in underlying security transactions, a fund may be able to protect itself against possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as "transaction hedging." In addition, when the adviser reasonably believes that a particular foreign currency may suffer a substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as "portfolio hedging." Similarly, when the adviser reasonably believes that the U.S. dollar may suffer a substantial decline against a foreign currency, a fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.

     A fund may also attempt to hedge its foreign currency exchange rate risk by engaging in currency futures, options and "cross-hedge" transactions. In "cross-hedge" transactions, a fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that the adviser reasonably believes generally tracks the currency being hedged with regard to price movements). The adviser may select the tracking (or substitute) currency rather than the currency in which the security is denominated in order to take advantage of pricing or other opportunities presented by the tracking currency. Such cross-hedges are expected to help protect a fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.

     A fund may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

     The forecasting of short-term currency market movement is extremely difficult and whether a short-term hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if its adviser's predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a fund will have flexibility to roll-over the foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its services thereunder.

     FOREIGN SECURITIES - FOREIGN INVESTMENT COMPANIES. Some of the countries in which a fund may invest may not permit, or may place economic restrictions on, direct investment by outside investors. Fund investments in such countries may only be permitted through foreign government-approved or authorized investment vehicles, which may include other investment companies. Such investments may also be made through registered or unregistered closed-end investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act, as described below under the heading "Other Investment Companies."

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract is a standardized agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. A security futures contract relates to the sale of a specific quantity of shares of a single equity security or a narrow-based securities index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. The buyer of a futures contract enters into an agreement to purchase the underlying commodity on the settlement date and is said to be "long" the contract. The seller of a futures contract enters into an agreement to sell the underlying commodity on the settlement date and is said to be "short" the contract. The price at which a futures contract is entered into is established by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying commodity or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. Some financial futures contracts (such as security futures) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies and broad-based securities indices) generally provide for cash settlement at maturity. In the case of cash settled futures contracts, the cash settlement amount is equal to the difference between the final settlement price on the last trading day of the contract and the price at which the contract was entered into. Most futures contracts, however, are not held until maturity but instead are "offset" before the settlement date through the establishment of an opposite and equal futures position.

     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the purchaser and seller are required to deposit "initial margin" with a futures commission merchant ("FCM") when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract's market value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. This process is known as "marking-to-market." Because the exchange of initial and variation margin payments prior to the settlement date will not represent payment in full for a futures contract, a fund's futures transactions can be considered borrowing transactions. A futures transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     An option on a futures contract (or "futures option") conveys the right, but not the obligation, to purchase (in the case of a "call" option) or sell (in the case of a "put" option) a specific futures contract at a specific price (called the "exercise" or "strike" price) any time before the option expires. The buyer of a call option is said to go "long" a futures contract, while the buyer of a put option is said to go "short" a futures contract. The seller of an option is called an option writer. The purchase price of an option is called the "premium." Although the potential loss to an option buyer is limited to the amount of the premium plus transaction costs, that person can lose the entire amount of the premium. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.

     A fund that takes the position of a writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option, as described above in the case of futures contracts. Because the exchange of initial and variation margin payments prior to the expiration date of the option will not represent payment in full for a futures option, a fund's put and call option transactions can be considered borrowing transactions. A futures option transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     Each fund intends to comply with the Rule 4.5 of the Commodity Futures Trading Commission ("CFTC"), under which a mutual fund avoids being deemed a "commodity pool" or a "commodity pool operator" by limiting its use of futures contracts and futures options to "bona fide hedging" transactions (as defined by the CFTC) and by limiting the maximum amount or value of those futures and options transactions that do not constitute bona fide hedging transactions. A fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - RISKS. The risk of loss in trading futures contracts and in writing futures options can be substantial, due to the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, a fund may be required to make delivery of the instruments underlying the futures positions it holds.

     A fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

     A fund bears the risk that its adviser will incorrectly predict future market trends. If the adviser attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.

     A fund could lose margin payments it has deposited with its FCM, if, for example, the FCM breached its agreement with the fund or became insolvent or goes into bankruptcy. In that event, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

     INTERFUND BORROWING AND LENDING. The SEC has issued an exemptive order permitting the Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for overseeing the interfund lending program.

     OPTIONS. An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a "premium," the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option (i) to deliver the underlying security upon payment of the exercise price (in the case of a call option) or
(ii) to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by the specified multiplier for the index option. The multiplier for an index option determines the "size" of the investment position the option represents. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

     The buyer of a call option is said to go "long" on the underlying position, while the buyer of a put option is said to go "short" the underlying position. The seller of an option is called an option writer. The purchase price of an option is called the "premium." Although the potential loss to an option buyer is limited to the amount of the premium plus transaction costs, that person can lose the entire amount of the premium. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is "in-the-money" at the expiration date. A call option is in-the-money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     If a trading market in particular options were to become unavailable, investors in those options would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying interest moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying interests and related interests. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity or even the orderliness of the market for particular options.

     A fund bears the risk that its adviser will not accurately predict future market trends. If the adviser attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many options, in particular OTC options, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

     OTHER INVESTMENT COMPANIES. A fund may invest in other investment companies to the extent permitted by applicable law or SEC order. Under the 1940 Act, a fund generally may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. If a fund invests in investment companies, shareholders will bear not only their proportionate share of the fund's expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded in the secondary market.

     PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock. "Participating" preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject.

     REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the board of trustees will monitor a fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a fund. The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within its control and therefore the realization by the fund on such collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

     RESTRICTED AND ILLIQUID SECURITIES. Illiquid securities are securities that can not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a fund's books. Illiquid securities may include a wide variety of investments, such as repurchase agreements maturing in more than seven days, OTC options contracts and certain other derivatives (including certain swap agreements), fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), participation interests in loans, municipal lease obligations, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended ("1933 Act"), and securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, may be sold only to qualified institutional buyers. Because these securities can be resold only to qualified institutional buyers, they may be considered illiquid securities-meaning that they could be difficult for a fund to convert to cash if needed. If a substantial market develops for a restricted security (or other illiquid investment) held by a fund, it will be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. While a fund's adviser monitors the liquidity of restricted securities on a daily basis, the board of trustees oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, brokers and dealers that trade in the security, and the availability of information about the security's issuer.

     REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Under a reverse repurchase agreement, the fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve the risk that the market value of securities retained by the fund may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A reverse repurchase agreement may be considered a borrowing transaction. A reverse repurchase agreement transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing." A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the adviser.

     SECURITIES LENDING. A fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, a fund attempts to increase its net investment income through the receipt of interest on the loan.

Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

     The terms and the structure and the aggregate amount of securities loans must be consistent with the 1940 Act, and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities a fund may lend to 33-1/3% of the fund's total assets, and require that (1) the borrower pledge and maintain with the fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned,
(2) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (3) the loan be made subject to termination by the fund at any time, and (4) the fund receive reasonable interest on the loan (which may include the fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by each fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including the creditworthiness of the borrower, will be considered in making decisions with respect to the lending of securities, subject to review by the board of trustees, and a fund may pay such fees. At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

     SWAP AGREEMENTS. A swap agreement is an agreement between two parties ("counterparties") to exchange payments at specified dates ("periodic payment dates") on the basis of a specified amount ("notional amount") with the payments calculated with reference to a specified asset, reference rate or index.

     Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps and total return swaps. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate or index may be exchanged for payments tied to the price of another asset, reference rate or index.

     An option on a swap agreement, also called a "swaption," is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based "premium." A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

     The use of swap agreements by a fund entails certain risks, which are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.

     Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. For this reason, a swap transaction may be subject to a fund's limitation on investments in illiquid securities.

     Swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

     Because some swap agreements have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. Certain swap transactions may be considered to constitute borrowing transactions. Such a swap transaction will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its adviser will not accurately forecast future market trends or the values of assets, reference rates, indices or other economic factors in establishing swap positions for the fund. If the adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many swaps, in particular OTC swaps, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

     The use of a swap agreement involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if a fund's adviser does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.

     The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     TAX MATTERS - FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. A fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A fund may be required to defer the recognition of losses on one position, such as futures contracts, to the extent of any unrecognized gains on a related offsetting position held by the fund.

     In order for a fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.

     A fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the fund's other investments and shareholders will be advised on the nature of the distributions.

     TAX MATTERS - FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock);
(2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and non-equity options are generally not subject to the special currency rules if they are or would be treated as sold for their fair market value at year-end under the marking-to-market rules applicable to other futures contracts unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary income or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. The Treasury Department issued regulations under which certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Code and the Treasury regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. Any gain or loss attributable to the foreign currency component of a transaction engaged in by a fund which is not subject to the special currency rules (such as foreign equity investments other than certain preferred stocks) will be treated as capital gain or loss and will not be segregated from the gain or loss on the underlying transaction. It is anticipated that some of the non-U.S. dollar-denominated investments and foreign currency contracts a fund may make or enter into will be subject to the special currency rules described above.

     TAX MATTERS - FOREIGN TAX CREDIT. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid, and thereby allow shareholders to take a deduction or, if they meet certain holding period requirements, a tax credit on their tax returns. If shareholders do not meet the holding period requirements, they may still be entitled to a deduction for certain gains that were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.

     TEMPORARY INVESTMENTS. A fund may take temporary defensive measures that are inconsistent with the fund's normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political or other conditions. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit;
(2) shares of other investment companies which have investment objectives consistent with those of the fund; (3) repurchase agreements involving any such securities; and (4) other money market instruments. There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.

     WARRANTS. Warrants are instruments which give the holder the right, but not the obligation, to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

     WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS. When-issued, delayed delivery and forward commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss. A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund. When-issued, delayed delivery and forward commitment transactions may be considered to constitute borrowing transactions. When-issued, delayed delivery and forward commitment transactions will not be considered to constitute the issuance of a "senior security" by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."


INVESTMENT POLICIES RELATING TO THE SALE OF INVESTOR SHARES OF VANGUARD SMALL-CAP INDEX AND TOTAL STOCK MARKET INDEX FUNDS IN JAPAN. In connection with the offering of the Investor Shares of the Small-Cap Index and Total Stock Market Index Funds in Japan, the Funds have undertaken to the Japanese Securities Dealers Association that each Fund may not:

1. borrow money, except for temporary or emergency purposes in an amount not exceeding 10% of the Fund's net assets;

2. together with other mutual funds managed by The Vanguard Group, Inc., acquire more than 50% of the outstanding voting securities of any issuer;

3. invest more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the board of trustees); and

4.   sell securities short at any time in excess of its net asset value.

     If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as (i) shares of the Fund are qualified for offer or sale in Japan and (ii) the undertaking is required by the "Standards of Selection of Foreign Investment Fund Securities" established under the Rules of Foreign Securities Transactions by the Japanese Securities Dealers Association.


                             INVESTMENT LIMITATIONS

Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's shares. For these purposes, a "majority" of shares means shares representing the lesser of: (1) 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (2) shares representing more than 50% of the Fund's net assets.

     BORROWING. Each Fund may borrow money for temporary or emergency purposes only in an amount not to exceed 15% of the Fund's net assets. The Fund may borrow money through banks, reverse repurchase agreements, or Vanguard's interfund lending program only, and must comply with all applicable regulatory conditions. The Fund may not make any additional investments whenever its outstanding borrowings exceed 5% of net assets.

     COMMODITIES. Each Fund may not invest in commodities, except that it may invest in stock index futures contracts, stock options and in stock Index futures contracts. No more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of a Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION. Each Fund will limit the aggregate value of all holdings (except U.S. Government and cash items as defined under Subchapter M of the Internal Revenue Code (the Code)), each of which exceeds 5% of the Fund's total assets, to an aggregate of 50% of such assets. Additionally, the Fund will limit the aggregate value of holdings of a single issuer (except U.S. Government and cash items, as defined in the Code) to a maximum of 25% of the Fund's total assets.

     ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. From time to time, each Fund's board of trustees may determine that certain restricted securities known as Rule 144A securities are liquid and not subject to the 15% limitation.

     INDUSTRY CONCENTRATION. Each Fund may not invest more than 25% of its total assets in any one industry.

     INVESTING FOR CONTROL. Each Fund may not invest in a company for purpose of controlling its management.

     LOANS. Each Fund may not lend money to any person except by purchasing fixed-income securities that are publicly distributed, by lending its portfolio securities, or through Vanguard's interfund lending program.

     MARGIN. Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Funds' investment policies relating to commodities.

     OIL, GAS, MINERALS. Each Fund may not invest in oil, gas, or other mineral exploration or development programs.

     PLEDGING ASSETS. Each Fund may not pledge, mortgage, or hypothecate more than 15% of its net assets.

     PUTS AND CALLS. Each Fund may not purchase or sell put, call, straddle, or spread options, except as permitted by the Fund's investment policies relating to commodities.

     REAL ESTATE. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate.

     SENIOR SECURITIES. Each Fund may not issue senior securities, except in compliance with the 1940 Act.

     UNDERWRITING. Each Fund may not engage in the business of underwriting securities issued by other persons. The Fund will not be considered an underwriter when disposing of its investment securities.

     Compliance with the above mentioned investment limitations is measured at the time investment securities are purchased.

     None of these limitations prevents a Fund from participating in The Vanguard Group. As a member of The Vanguard Group, each Fund may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Funds" for more information.

                                   SHARE PRICE

A Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange (the Exchange), generally 4 p.m., Eastern time. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class.

     The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although each Fund expects the same holidays to be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.

                               PURCHASE OF SHARES

The purchase price of shares of each Fund is the net asset value per share next determined after the purchase request is received in good order, as defined in the Fund's prospectus. The net asset value per share is calculated after the close of regular trading on the Exchange on each day the Exchange is open for business. An order received before the close of regular trading on the Exchange will be executed at the price computed on the date of receipt; an order received after the close of regular trading on the Exchange will be executed at the price computed on the next day the Exchange is open.

     Each Fund reserves the right in its sole discretion (1) to suspend the offering of its shares, (2) to reject purchase orders, including a purchase by exchange from another Vanguard fund, if management determines such rejection is in the best interest of the Fund, (3) to increase or decrease the minimum amount required to open and maintain an account, without prior notice, (4) to impose a transaction fee on a purchase of the Fund's shares if the purchase, in the opinion of the adviser, would disrupt the efficient management of the Fund, and
(5) to reduce or waive the minimum investment for, or any other restrictions on, initial and subsequent investments for certain categories of investors or under circumstances where certain economies can be achieved in sales of the Fund's shares.

EXCHANGE OF SECURITIES FOR SHARES OF A FUND (OTHER THAN VIPER SHARES). In certain circumstances, shares of a Fund may be purchased "in kind" (i.e., in exchange for securities, rather than for cash). The securities tendered as part of an in-kind purchase must be included in the Index tracked by the Fund and must have a total market value of $1 million or more. In addition, each position must have a market value of $10,000 or more. Such securities also must be liquid securities that are not restricted as to transfer and have a value that is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, or NASDAQ. Securities accepted by the Fund will be valued, as set forth in the Fund's prospectus, as of the time of the next determination of net asset value after such acceptance. Shares of each Fund are issued at net asset value determined as of the same time. All dividend, subscription, or other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. A gain or loss for federal income tax purposes would be realized by the investor upon the exchange, depending upon the cost of the securities tendered.

     A Fund will not accept securities in exchange for its shares unless: (1) such securities are, at the time of the exchange, eligible to be held by the Fund; (2) the transaction will not cause the Fund's weightings to become imbalanced with respect to the weightings of the securities included in the corresponding Index; (3) the investor represents and agrees that all securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under Securities Act of 1933, or otherwise; (4) such securities are traded in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made; (5) the quoted sales price used as a basis of valuation is representative (e.g., one that does not involve a trade of substantial size that artificially influences the price of the security); and
(6) the value of any such security being exchanged will not exceed 5% of the Fund's net assets immediately prior to the transaction.

     Investors interested in purchasing Fund shares in kind should contact Vanguard.

                              REDEMPTION OF SHARES

Each Fund may suspend redemption privileges or postpone the date of payment for redeemed shares (1) during any period that the Exchange is closed or trading on the Exchange is restricted as determined by the Commission, (2) during any period when an emergency exists, as defined by the Commission, as a result of which it is not reasonable practicable for the Fund to dispose of securities it owns or to fairly determine the value of its assets, and (3) for such other periods as the Commission may permit.

     Each Fund has made an election with the Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. This election does not apply to a Fund's VIPER shares.

     If Vanguard determines that it would be detrimental to the best interests of the remaining shareholders of each Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the Commission. Investors may incur brokerage charges on the sale of such securities received in payment of redemptions.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
The Funds have authorized certain agents to accept on their behalf purchase and redemption orders, and those agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf (collectively, "Authorized Agents"). A Fund will be deemed to have received a purchase or redemption order when an Authorized Agent accepts the order in accordance with the Fund's instructions. A customer order that is properly transmitted to a Fund by an Authorized Agent will be priced at the Fund's net asset value next determined after the order is received by the agent.

                             MANAGEMENT OF THE FUNDS

THE VANGUARD GROUP
Each Fund is a member of The Vanguard Group of Investment Companies, which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc., the funds obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard funds.

     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's total expenses, which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing and custodian fees.

     The funds' officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the funds.

     Vanguard, Vanguard Marketing Corporation, the funds' advisers, and the funds have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by a fund, but place substantive and procedural restrictions on the trading activities of access persons. For example, the Codes require that access persons receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the funds.

     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement, which was approved by the shareholders of each of the funds. The Amended and Restated Funds' Service Agreement provides as follows: (1) each Vanguard fund may be called upon to invest a up to 0.40% of its current net assets in Vanguard, and (2) there is no other limitation on the dollar amount that each Vanguard fund may contribute to Vanguard's capitalization. The amounts that each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. As of December 31, 2002, each Fund had contributed capital of $22,927,000 to Vanguard, representing 0.02% of each Fund's net assets and 32.9% of Vanguard's capitalization.

     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of Vanguard, provides all distribution and marketing activities for the funds. The principal distribution expenses are for advertising, promotional materials, and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies that will become members of Vanguard. The funds' trustees review and approve the amount to be spent annually on distribution activities, as well as the manner and amount to be spent on each fund. The trustees also determine whether to organize new investment companies.

     One half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon their relative net assets. The remaining half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a group, provided, however, that no fund's aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of average distribution expense rate for Vanguard, and that no fund shall incur annual distribution expenses in excess of 0.20 of 1% of its average month-end net assets.

     During the fiscal years ended December 31, 2000, 2001, and 2002, the Funds incurred the following approximate amounts of The Vanguard Group's management and administrative (including transfer agency), distribution, and marketing expenses.

================================================================================
FUND                                            2000          2001          2002
--------------------------------------------------------------------------------
 Vanguard Total Stock Market Index Fund  $42,133,000   $39,128,000   $39,969,000
 Vanguard 500 Index Fund                 183,574,000   151,291,000   127,920,000
 Vanguard Extended Market Index Fund      12,662,000    10,062,000     8,731,000
 Vanguard Mid-Cap Index Fund               2,611,000     5,073,000     6,695,000
 Vanguard Small-Cap Index Fund            10,743,000    10,127,000    10,106,000
 Vanguard Value Index Fund                 8,172,000     8,832,000     6,882,000
 Vanguard Small-Cap Value Index Fund         560,000     1,538,000     3,431,000
 Vanguard Growth Index Fund               33,486,000    21,049,000    16,994,000
 Vanguard Small-Cap Growth Index Fund        798,000       817,000       926,000
================================================================================

INVESTMENT ADVISORY SERVICES
Vanguard provides investment advisory services to the Funds and several other Vanguard funds. These services are provided on an at-cost basis from an experienced investment management staff employed directly by Vanguard. During the fiscal years ended December 31, 2000, 2001, and 2002, the Funds paid the following approximate amounts of Vanguard's expenses relating to investment advisory services:

================================================================================
FUND                                         2000          2001          2002
--------------------------------------------------------------------------------
Vanguard Total Stock Market Index Fund   $153,000      $181,000      $144,000
Vanguard 500 Index Fund                   152,000       181,000       190,000
Vanguard Extended Market Index Fund        46,000        54,000       154,000
Vanguard Mid-Cap Index Fund                46,000        55,000       108,000
Vanguard Small-Cap Index Fund             153,000       181,000       190,000
Vanguard Value Index Fund                  46,000        55,000       108,000
Vanguard Small-Cap Value Index Fund        46,000        55.000       108,000
Vanguard Growth Index Fund                153,000       181,000       144,000
Vanguard Small-Cap Growth Index Fund       46,000        54,000       108,000
================================================================================

     Each Fund's board of trustees oversees the Fund's management and performance on a regular basis. In addition, the board considers annually whether each Fund and its shareholders continue to benefit from the internalized management structure whereby the Fund receives investment management services at cost from Vanguard's Quantitative Equity Group. Vanguard provides the board with monthly, quarterly, and annual analyses of the Group's performance. In addition, Vanguard provides the board with quarterly self-evaluations and certain other information the board deems important to evaluate the short- and long-term performance of each Fund's internalized management. Each Fund's portfolio managers meet with the board periodically to discuss the management and performance of the Fund.

     When considering whether to continue the internalized management structure of each Fund, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include: the nature, extent and quality of the services provided as well as other material facts, such as the investment performance of the fund's assets and the fair market value of services provided. The board also considers information detailing Vanguard's control of the investment expenses of each Fund, such as transaction costs, including the ways in which portfolio transactions for the Funds are conducted and brokers are selected.

     The board also reviews the investment performance of each Fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of expense ratios of, and advisory fees paid by, similar funds. The following tables reflect a sample of the most recent data for each Fund:


                                            AVERAGE ANNUAL RETURN (BEFORE TAXES)
                                            ------------------------------------
                                                                                                   ADVISORY FEES
                                                                                                 EXPRESSED AS AN
                                                                                                ANNUAL EFFECTIVE
                             1 YEAR ENDED   5 YEARS ENDED   10 YEARS ENDED                    RATE OF THE FUNDS'
                               12/31/2002     12/31/2002      12/31/2002     EXPENSE RATIO    AVERAGE NET ASSETS
                           --------------   -------------   --------------   -------------   -------------------
VANGUARD TOTAL STOCK MARKET
 INDEX FUND*                      -20.96%          -0.80%            8.60%           0.20%                0.001%
Average Multi-Cap Core Fund**     -21.75           -0.44             7.84            1.38                  0.58
Wilshire 5000 Index               -20.86           -0.87             8.74            None                  None


VANGUARD 500 INDEX FUND           -22.15%          -0.61%            9.27%           0.18%                0.000%
Average Large-Cap Core Fund**     -23.49           -1.62             7.48            1.41                  0.62
S&P 500 Index                     -22.10           -0.59             9.34            None                  None

VANGUARD EXTENDED MARKET
 INDEX FUND*                      -18.06%          -1.49%            7.61%           0.26%                0.004%
Average Mid-Cap Core Fund**       -18.40            4.81            10.58            1.39                  0.61
Wilshire 4500 Index               -17.80           -1.57             7.32            None                  None

                                               AVERAGE ANNUAL RETURN (BEFORE TAXES)
                                               ------------------------------------
                                                                                                      ADVISORY FEES
                                                                                                    EXPRESSED AS AN
                                                                                                   ANNUAL EFFECTIVE
                                1 YEAR ENDED   5 YEARS ENDED   10 YEARS ENDED                    RATE OF THE FUNDS'
                                  12/31/2002     12/31/2002      12/31/2002     EXPENSE RATIO    AVERAGE NET ASSETS
                              --------------   -------------   --------------   -------------   -------------------
VANGUARD MID-CAP INDEX FUND*         -14.61%           5.07%             N/A            0.26%                0.003%
Average Mid-Cap Core Fund**          -18.40            3.02              N/A            1.39                  0.61
S&P MidCap 400 Index                 -14.51            4.69              N/A            None                  None

VANGUARD SMALL-CAP INDEX FUND*       -20.02%          -0.76%            7.97%           0.27%                0.004%
Average Small-Cap Core Fund**        -18.23            2.74            10.00            1.58                  0.73
Russell 2000 Index                   -20.48           -1.36             7.16            None                  None

VANGUARD VALUE INDEX FUND*           -20.91%          -0.93%            9.27%           0.23%                0.003%
Average Large-Cap Value Fund**       -19.95            0.07             8.81            1.41                  0.56
S&P 500/Barra Value Index            -20.85           -0.85             9.39            None                  None

VANGUARD SMALL-CAP VALUE
 INDEX FUND*                         -14.20%           1.59%             N/A            0.27%                0.006%
Average Small-Cap Value Fund**       -10.32            2.29              N/A            1.56                  0.76
S&P SmallCap 600/Barra Value Index   -14.47            0.95              N/A            None                  None

VANGUARD GROWTH INDEX FUND*          -23.68%          -1.09%            8.70%           0.23%                0.002%
Average Large-Cap Growth Fund**      -28.63           -2.57             6.74            1.57                  0.64
S&P 500/Barra Growth Index           -23.59           -1.08             8.79            None                  None

VANGUARD SMALL-CAP GROWTH
 INDEX FUND*                         -15.41%          -0.60%             N/A            0.27%                0.022%
Average Small-Cap Growth Fund**      -29.72           -1.54              N/A            1.74                  0.77
S&P Small-Cap 600/Barra Growth Index -15.36           -0.97              N/A            None                  None

*Information about the Fund's other share classes may be found elsewhere in this Statement of Additional Information. **Derived from data provided by Lipper Inc.

     Based upon its most recent evaluation of each Fund's investment staff, the portfolio management process, the short- and long-term performance results, and the at-cost, internalized management arrangements for each Fund, the board determined that it would be in the best interests of each Fund's shareholders to continue its internalized management arrangements.

OFFICERS AND TRUSTEES

The officers of the Funds manage the day-to-day operations of the Funds under the direction of the Funds' board of trustees. The trustees set broad policies for the Funds and choose the Funds' officers. Each trustee serves a Fund until its termination; until the trustee's retirement, resignation, death; or as otherwise specified in the Trust's organizational documents. Any trustee may be removed at a meeting of shareholders by a vote representing two-thirds of the total net asset value of all shares of the Funds. Each trustee also serves as a director of The Vanguard Group, Inc.

     The following chart shows information for each trustee and executive officer of the Funds. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         NUMBER OF
                                                                                                                         VANGUARD
                                                                                                                           FUNDS
                                   POSITION(S)         VANGUARD FUND(S)                                                 OVERSEEN BY
                                   HELD WITH              TRUSTEE/            PRINCIPAL OCCUPATION(S) DURING              TRUSTEE/
NAME, YEAR OF BIRTH                  FUNDS             OFFICER SINCE              THE PAST FIVE YEARS                     OFFICER
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
John J. Brennan*               Chairman of the            May 1987           Chairman of the Board, Chief Executive             112
(1954)                         Board, Chief                                  Officer, and Director(Trustee) of The
                               Executive Officer                             Vanguard Group, Inc. and each of the
                               and Trustee                                   investment companies served by The
                                                                             Vanguard Group, Inc.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Charles D. Ellis               Trustee                  January 2001         The Partners of '63 (probono ventures in           112
(1937)                                                                       education); Senior Advisor to Greenwich
                                                                             Associates (international business strategy
                                                                             consulting); Successor Trustee of Yale
                                                                             University; Overseer of the Stern School of
                                                                             Business at New York University; Trustee of
                                                                             the Whitehead Institute for Biomedical
                                                                             Research.
------------------------------------------------------------------------------------------------------------------------------------
Rajiv L. Gupta                 Trustee                  December 2001        Chairman and Chief Executive Officer               112
(1945)                                                                       (since October, 1999), Vice Chairman
                                                                             (January-September 1999),and Vice
                                                                             President (prior to September, 1999) of
                                                                             Rohm and Haas Co.(chemicals); Director
                                                                             of Technitrol, Inc. (electronic components)
                                                                             and Agere Systems (communication
                                                                             components); Board Member of
                                                                             American Chemistry Council; Trustee of
                                                                             Drexel University.
------------------------------------------------------------------------------------------------------------------------------------
JoAnn Heffernan Heisen         Trustee                  July 1998            Vice President, Chief Information Officer, and     112
(1950)                                                                       Member of the Executive Committee of
                                                                             Johnson & Johnson (pharmaceuticals/
                                                                             consumer products); Director of the Medical
                                                                             Center at Princeton and Women's Research
                                                                             and Education Institute.
------------------------------------------------------------------------------------------------------------------------------------
Burton G. Malkiel              Trustee                  May 1977             Chemical Bank Chairman's Professor of              110
(1932)                                                                       Economics, Princeton University; Director of
                                                                             Vanguard Investment Series plc (Irish investment
                                                                             fund) since November, 2001, Vanguard Group
                                                                             (Ireland) Limited (Irish investment
                                                                             management firm) since November, 2001,
                                                                             Prudential Insurance Co. of America, BKF
                                                                             Capital (investment management), The Jeffrey
                                                                             Co. (holding company), and NeuVis, Inc.
                                                                             (software company).

 *Officers of the Funds are "Interested persons" as defined in the 1940 Act.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         NUMBER OF
                                                                                                                         VANGUARD
                                                                                                                           FUNDS
                                   POSITION(S)         VANGUARD FUND(S)                                                 OVERSEEN BY
                                   HELD WITH              TRUSTEE/            PRINCIPAL OCCUPATION(S) DURING              TRUSTEE/
NAME, YEAR OF BIRTH                  FUNDS             OFFICER SINCE              THE PAST FIVE YEARS                     OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Alfred M. Rankin, Jr.          Trustee                  January 1993         Chairman, President, Chief Executive               112
(1941)                                                                       Officer, and Director of NACCO Industries,
                                                                             Inc. (forklifttrucks/housewares/lignite);
                                                                             Director of Goodrich Corporation.
                                                                             (industrialproducts/aircraft systems and
                                                                             services). Director of the Standard
                                                                             Products Company (supplier for
                                                                             automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------------------------------
J. Lawrence Wilson             Trustee                  April 1985           Retired Chairman and Chief Executive               112
(1936)                                                                       Officer of Rohm and Haas Co. (chemicals);
                                                                             Director of Cummins Inc. (diesel engines),
                                                                             MeadWestvaco Corp. (paper products), and
                                                                             AmerisourceBergen Corp. (pharmaceutical
                                                                             distribution); and Trustee of Vanderbilt
                                                                             University.
------------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
R. Gregory Barton*             Secretary                June  2001           Managing Director and General Counsel              112
(1951)                                                                       of The Vanguard Group, Inc. (since
                                                                             September, 1997); Secretary of The
                                                                             Vanguard Group, Inc. and of each of the
                                                                             investment companies served by The
                                                                             Vanguard Group, Inc. (since June, 2001);
                                                                             Principal of The Vanguard Group, Inc.
                                                                             (prior to September, 1997).
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Higgins*             Treasurer                July  1998           Principal of The Vanguard Group, Inc.;             112
(1957)                                                                       Treasurer of each of the
                                                                             investment companies served by The
                                                                             Vanguard Group, Inc. (since July, 1998).
------------------------------------------------------------------------------------------------------------------------------------

  *Officers of the Funds are "Interested persons" as defined in the 1940 Act.

     Mr. Ellis is a Senior Advisor to Greenwich Associates, a firm that consults on business strategy to professional financial services organizations in markets around the world. A large number of financial service providers, including Vanguard, subscribe to programs of research-based consulting. During 2001 and 2002, Vanguard paid Greenwich subscription fees amounting to less than $275,000. Vanguard's subscription rates are similar to those of other subscribers.

     Board Committees: Each Fund's board has the following committees:

- Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of each Fund and Vanguard. All independent trustees serve as members of the committee. The committee held six meetings during each Fund's last fiscal year.

- Compensation Committee: This committee oversees the compensation programs established by each Fund and Vanguard for the benefit of their employees, officers, and trustees/directors. All independent trustees serve as members of the committee. The committee held three meeting during each Fund's last fiscal year.

- Nominating Committee: This committee nominates candidates for election to Vanguard's board of directors and the board of trustees of each Fund (collectively, the "Vanguard boards"). The committee also has the authority to recommend the removal of any director or trustee from the Vanguard boards. All independent trustees serve as members of the committee. The committee held two meeting during each Fund's last fiscal year.

     The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Wilson, Chairman of the Committee.

TRUSTEES' OWNERSHIP OF FUND SHARES

All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee's ownership of shares of each Fund and of all Vanguard funds served by the trustee as of December 31, 2002. As a group, the Funds' trustees and officers own less than 1% of the outstanding shares of each Fund.

                              VANGUARD INDEX FUNDS

                                                                                 AGGREGATE DOLLAR
                                                              DOLLAR RANGE OF   RANGE OF VANGUARD
                                                            FUND SHARES OWNED   FUND SHARES OWNED
FUND                                      NAME OF TRUSTEE          BY TRUSTEE          BY TRUSTEE
--------------------------------------   ----------------   -----------------   -----------------
VANGUARD TOTAL STOCK MARKET INDEX FUND    John J. Brennan       Over $100,000       Over $100,000
                                         Charles D. Ellis                None       Over $100,000
                                           Rajiv L. Gupta                None       Over $100,000
                                   JoAnn Heffernan Heisen                None       Over $100,000
                                        Burton G. Malkiel       Over $100,000       Over $100,000
                                    Alfred M. Rankin, Jr.       Over $100,000       Over $100,000
                                       J. Lawrence Wilson                None       Over $100,000


VANGUARD 500 INDEX FUND                   John J. Brennan       Over $100,000       Over $100,000
                                         Charles D. Ellis                None       Over $100,000
                                           Rajiv L. Gupta       Over $100,000       Over $100,000
                                   JoAnn Heffernan Heisen                None       Over $100,000
                                        Burton G. Malkiel    $50,001-$100,000       Over $100,000
                                    Alfred M. Rankin, Jr.       Over $100,000       Over $100,000
                                       J. Lawrence Wilson                None       Over $100,000

VANGUARD EXTENDED MARKET INDEX FUND       John J. Brennan     $10,001-$50,000       Over $100,000
                                         Charles D. Ellis                None       Over $100,000
                                           Rajiv L. Gupta    $50,001-$100,000       Over $100,000
                                   JoAnn Heffernan Heisen                None       Over $100,000
                                        Burton G. Malkiel                None       Over $100,000
                                    Alfred M. Rankin, Jr.       Over $100,000       Over $100,000
                                       J. Lawrence Wilson                None       Over $100,000

VANGUARD MID-CAP INDEX FUND               John J. Brennan                None       Over $100,000
                                         Charles D. Ellis                None       Over $100,000
                                           Rajiv L. Gupta                None       Over $100,000
                                   JoAnn Heffernan Heisen                None       Over $100,000
                                        Burton G. Malkiel                None       Over $100,000
                                    Alfred M. Rankin, Jr.                None       Over $100,000
                                       J. Lawrence Wilson                None       Over $100,000

VANGUARD SMALL-CAP INDEX FUND             John J. Brennan                None       Over $100,000
                                         Charles D. Ellis                None       Over $100,000
                                           Rajiv L. Gupta                None       Over $100,000
                                   JoAnn Heffernan Heisen                None       Over $100,000
                                        Burton G. Malkiel                None       Over $100,000
                                    Alfred M. Rankin, Jr.                None       Over $100,000
                                       J. Lawrence Wilson                None       Over $100,000

                                                                                 AGGREGATE DOLLAR
                                                              DOLLAR RANGE OF   RANGE OF VANGUARD
                                                            FUND SHARES OWNED   FUND SHARES OWNED
FUND                                      NAME OF TRUSTEE          BY TRUSTEE          BY TRUSTEE
--------------------------------------   ----------------   -----------------   -----------------
VANGUARD VALUE INDEX FUND                 John J. Brennan                None       Over $100,000
                                         Charles D. Ellis                None       Over $100,000
                                           Rajiv L. Gupta                None       Over $100,000
                                   JoAnn Heffernan Heisen                None       Over $100,000
                                        Burton G. Malkiel                None       Over $100,000
                                    Alfred M. Rankin, Jr.                None       Over $100,000
                                       J. Lawrence Wilson                None       Over $100,000

VANGUARD SMALL-CAP VALUE INDEX FUND       John J. Brennan                None       Over $100,000
                                         Charles D. Ellis       Over $100,000       Over $100,000
                                           Rajiv L. Gupta                None       Over $100,000
                                   JoAnn Heffernan Heisen                None       Over $100,000
                                        Burton G. Malkiel                None       Over $100,000
                                    Alfred M. Rankin, Jr.                None       Over $100,000
                                       J. Lawrence Wilson                None       Over $100,000

VANGUARD GROWTH INDEX FUND                John J. Brennan                None       Over $100,000
                                         Charles D. Ellis                None       Over $100,000
                                           Rajiv L. Gupta                None       Over $100,000
                                   JoAnn Heffernan Heisen                None       Over $100,000
                                        Burton G. Malkiel                None       Over $100,000
                                    Alfred M. Rankin, Jr.                None       Over $100,000
                                       J. Lawrence Wilson                None       Over $100,000

VANGUARD SMALL-CAP GROWTH INDEX FUND      John J. Brennan       Over $100,000       Over $100,000
                                         Charles D. Ellis                None       Over $100,000
                                           Rajiv L. Gupta                None       Over $100,000
                                   JoAnn Heffernan Heisen                None       Over $100,000
                                        Burton G. Malkiel                None       Over $100,000
                                    Alfred M. Rankin, Jr.                None       Over $100,000
                                       J. Lawrence Wilson                None       Over $100,000


TRUSTEE COMPENSATION

The same individuals serve as trustees of all Vanguard funds (with one exception, which is noted in the table on pages B-xx and B-xx), and each fund pays a proportionate share of the trustees' compensation. The funds also employ their officers on a shared basis; however, officers are compensated by Vanguard, (not the funds).

     INDEPENDENT TRUSTEES. The funds compensate their independent trustees (i.e., the ones who are not also officers of the funds) in three ways:

- The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.

- The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.

- Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she had accrued under the trustees' former retirement plan. Each eligible trustee's separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.

     "INTERESTED" TRUSTEE. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Funds for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds.

                              VANGUARD INDEX FUNDS
                          TRUSTEES' COMPENSATION TABLE


                                            PENSION OR RETIREMENT    RETIREMENT BENEFIT AT                     TOTAL
                                AGGREGATE        BENEFITS ACCRUED           ACCRUED ANNUAL         COMPENSATION FROM
                        COMPENSATION FROM        AS PART OF THESE    RETIREMENT BENEFIT AT        ALL VANGUARD FUNDS
NAME OF TRUSTEE           THESE FUNDS (1)     FUNDS' EXPENSES (1)      JANUARY 1, 2002 (2)      PAID TO TRUSTEES (3)
---------------        ------------------  ----------------------  -----------------------      --------------------
John J. Brennan                       None                   None                     None                      None
Charles D. Ellis                   $25,303                    N/A                      N/A                  $108,000
Rajiv L. Gupta                      25,303                    N/A                      N/A                   108,000
JoAnn Heffernan Heisen             $25,303                    498                    2,992                   108,000
Burton G. Malkiel                   25,419                  1,914                    9,799                   108,000
Alfred M. Rankin, Jr.               25,303                    977                    5,000                   108,000
J. Lawrence Wilson                  28,818                  1,419                    7,266                   123,000

(1) The amounts shown in this column are based on the Funds' fiscal year ended December 31, 2002.

(2) Each trustee is eligible to receive retirement benefits only after completing at least 5 years (60 consecutive months) of service as a trustee for the Vanguard funds. The annual retirement benefit will be paid in monthly installments, beginning with the month following the trustee's retirement from service, and will cease after 10 years of payments (120 monthly installments). Trustees who began their service on or after January 1, 2001, are not eligible to participate in the retirement benefit plan.

(3) The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 112 Vanguard funds (110 in the case of Mr. Malkiel; and 90 in the case of Mr. Gupta) for the 2002 calendar year.

                             PORTFOLIO TRANSACTIONS

In placing securities transactions, the adviser will use its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain the best available price and most favorable execution. The full range and quality of brokerage services available will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker can offer the brokerage services needed to obtain the best available price and most favorable execution, consideration may be given to those brokers who supply statistical information and provide other services in addition to execution services to the Funds.

     Because the Funds do not market their shares through intermediary brokers or dealers, it is not the Funds' practice to allocate brokerage or principal business on the basis of sales of their shares that may be made through such firms. However, a Fund may place portfolio orders with qualified broker-dealers who recommend the Fund to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider the sale of Fund shares by a broker or dealer in selecting among broker-dealers.

     During the fiscal years ended December 31, 2000, 2001, and 2002, the Funds paid brokerage commissions in the following amounts:

================================================================================
FUND                                         2000           2001            2002
--------------------------------------- ---------      ---------      ----------
Vanguard Total Stock Market Index Fund  1,422,000      1,968,000       1,919,000
Vanguard 500 Index Fund                 4,374,000      2,718,000       4,386,000
Vanguard Extended Market Index Fund     1,366,000        793,000         758,000
Vanguard Mid-Cap Index Fund               436,000        593,000         621,000
Vanguard Small-Cap Index Fund           2,453,000      1,712,000       2,050,000
Vanguard Value Index Fund                 510,000        643,000         567,000
Vanguard Small-Cap Value Index Fund       202,000        680,000       1,187,000
Vanguard Growth Index Fund              1,979,000      1,260,000         743,000
Vanguard Small-Cap Growth Index Fund      202,000        109,000         133,000
================================================================================

                             YIELD AND TOTAL RETURNS

     The annualized yields of each Fund for the 30-day period ended December 31, 2002, are set forth below:

================================================================================
                                                 SHARE CLASSES
                                                 -------------
FUND                                 INVESTOR   ADMIRAL  INSTITUTIONAL    VIPERS
--------------------------------------------------------------------------------
Vanguard Total Stock Market Index Fund  1.50%     1.55%          1.62%     1.55%
Vanguard 500 Index Fund                 1.62      1.68            N/A       N/A
Vanguard Extended Market Index Fund     1.02      1.10           1.20      1.10
Vanguard Mid-Cap Index Fund             0.95      1.05           1.13       N/A
Vanguard Small-Cap Index Fund           1.29      1.40           1.46       N/A
Vanguard Value Index Fund               1.94      2.05           2.09       N/A
Vanguard Small-Cap Value Index Fund     1.08       N/A           1.25       N/A
Vanguard Growth Index Fund              1.10      1.20           1.25       N/A
Vanguard Small-Cap Growth Index Fund    0.31       N/A           0.48       N/A
================================================================================

     The average annual total returns (both before and after taxes for Investor Shares only) of each Fund for the one-, five-, and ten-year periods (or since inception) ended December 31, 2002, are set forth below:

===================================================================================================================
                                                         1 YEAR ENDED          5 YEARS ENDED         10 YEARS ENDED
                                                           12/31/2002             12/31/2002             12/31/2002
INVESTOR SHARES(*)                               (or since inception)   (or since inception)   (or since inception)
-------------------------------------------------------------------------------------------------------------------
VANGUARD TOTAL STOCK MARKET INDEX FUND
 Return Before Taxes                                          -20.96%                -0.80%                   8.60%
 Return After Taxes on Distributions                          -21.37                 -1.38                    7.77
 Return After Taxes on Distributions and Sale of Fund Shares  -12.85                 -0.83                    6.87

VANGUARD 500 INDEX FUND
 Return Before Taxes                                          -22.15%                -0.61%                   9.27%
 Return After Taxes on Distributions                          -22.62                 -1.14                    8.44
 Return After Taxes on Distributions and Sale of Fund Shares  -13.58                 -0.67                    7.44

VANGUARD EXTENDED MARKET INDEX FUND
 Return Before Taxes                                          -18.06%                -1.49%                   7.61%
 Return After Taxes on Distributions                          -18.36                 -3.47                    5.76
 Return After Taxes on Distributions and Sale of Fund Shares  -11.09                 -1.25                    6.03
===================================================================================================================

===================================================================================================================
                                                         1 YEAR ENDED          5 YEARS ENDED         10 YEARS ENDED
                                                           12/31/2002             12/31/2002             12/31/2002
INVESTOR SHARES(*)                               (or since inception)   (or since inception)   (or since inception)
-------------------------------------------------------------------------------------------------------------------
VANGUARD MID-CAP INDEX FUND
(Inception May 21, 1998)
 Return Before Taxes                                          -14.61%                  5.07%                   N/A
 Return After Taxes on Distributions                          -15.12                   3.22                    N/A
 Return After Taxes on Distributions and Sale of Fund Shares   -8.77                   3.36                    N/A

VANGUARD SMALL-CAP INDEX FUND
 Return Before Taxes                                          -20.02%                 -0.76%                  7.97%
 Return After Taxes on Distributions                          -20.40                  -2.55                   6.08
 Return After Taxes on Distributions and Sale of Fund Shares  -12.29                  -0.85                   6.14

VANGUARD VALUE INDEX FUND
 Return Before Taxes                                          -20.91%                 -0.93%                  9.27%
 Return After Taxes on Distributions                          -21.52                  -2.72                   7.41
 Return After Taxes on Distributions and Sale of Fund Shares  -12.82                  -1.10                   7.15

VANGUARD SMALL-CAP VALUE INDEX FUND(**)
(Inception May 21, 1998)
 Return Before Taxes                                          -14.20%                  1.59%                   N/A
 Return After Taxes on Distributions                          -15.24                  -0.30                    N/A
 Return After Taxes on Distributions and Sale of Fund Shares   -8.46                   0.41                    N/A

VANGUARD GROWTH INDEX FUND
 Return Before Taxes                                          -23.68%                 -1.09%                  8.70%
 Return After Taxes on Distributions                          -23.99                  -1.53                   8.05
 Return After Taxes on Distributions and Sale of Fund Shares  -14.53                  -0.94                   7.09

VANGUARD SMALL-CAP GROWTH INDEX FUND(**)
(Inception May 21, 1998)
 Return Before Taxes                                          -15.41%                 -0.60%                   N/A
 Return After Taxes on Distributions                          -15.50                  -1.00                    N/A
 Return After Taxes on Distributions and Sale of Fund Shares   -9.46                  -0.59                    N/A
 ==================================================================================================================
 *Total return figures do not reflect the $10 annual account maintenance fee for accounts under $10,000 or transaction fees no longer in effect.
**Total return figures do not reflect a 0.50% fee imposed on purchases prior to April 1, 2002.

===================================================================================================================
                                                         1 YEAR ENDED          5 YEARS ENDED         10 YEARS ENDED
                                                           12/31/2002             12/31/2002             12/31/2002
INSTITUTIONAL SHARES(*)                          (or since inception)   (or since inception)   (or since inception)
-------------------------------------------------------------------------------------------------------------------
VANGUARD TOTAL STOCK MARKET INDEX FUND
(Inception July 7, 1997)
 Return Before Taxes                                          -20.90%                 -0.70%                  0.87%

VANGUARD EXTENDED MARKET INDEX FUND
(Inception July 7, 1997)
 Return Before Taxes                                          -17.93%                 -1.35%                  0.80%

VANGUARD MID-CAP INDEX FUND
(Inception May 21, 1998)
 Return Before Taxes                                          -14.45%                  5.22%                   N/A

VANGUARD SMALL-CAP INDEX FUND
(Inception July 7, 1997)
 Return Before Taxes                                          -19.89%                 -0.62%                  1.41%

VANGUARD VALUE INDEX FUND
(Inception July 2, 1998)
 Return Before Taxes                                          -20.81%                 -3.76%                   N/A
===================================================================================================================

===================================================================================================================
                                                         1 YEAR ENDED          5 YEARS ENDED         10 YEARS ENDED
                                                           12/31/2002             12/31/2002             12/31/2002
INSTITUTIONAL SHARES(*)                          (or since inception)   (or since inception)   (or since inception)
-------------------------------------------------------------------------------------------------------------------
VANGUARD SMALL-CAP VALUE INDEX FUND(**)
(Inception December 7,1999)
 Return Before Taxes                                          -13.96%                  6.97%                   N/A

VANGUARD GROWTH INDEX FUND
(Inception May 14, 1998)
 Return Before Taxes                                          -23.58%                 -4.51%                   N/A

VANGUARD SMALL-CAP GROWTH INDEX FUND(**)
(Inception May 24, 2000)
 Return Before Taxes                                          -15.26%                 -4.66%                   N/A
===================================================================================================================
 *Total return figures do not reflect transaction fees no longer in effect.
**Total return figures do not reflect a 0.50% fee imposed on purchases prior to April 1, 2002.

================================================================================
                                             1 YEAR ENDED          5 YEARS ENDED
                                               12/31/2002             12/31/2002
ADMIRAL SHARES                       (or since inception)   (or since inception)
--------------------------------------------------------------------------------
VANGUARD 500 INDEX FUND
(Inception November 13, 2000)
 Return Before Taxes                              -22.10%                -17.06%

VANGUARD TOTAL STOCK MARKET INDEX FUND
(Inception November 13, 2000)
 Return Before Taxes                              -20.95%                -16.18%

VANGUARD EXTENDED MARKET INDEX FUND
(Inception November 13, 2000)
 Return Before Taxes                              -18.02%                -14.66%

VANGUARD MID-CAP INDEX FUND
(Inception November 12, 2001)
 Return Before Taxes                              -14.55%                 -6.78%

VANGUARD SMALL-CAP INDEX FUND
(Inception November 13, 2000)
 Return Before Taxes                              -19.95%                 -7.84%

VANGUARD VALUE INDEX FUND
(Inception November 13, 2000)
 Return Before Taxes                              -20.85%                -14.30%

VANGUARD GROWTH INDEX FUND
(Inception November 13, 2000)
 Return Before Taxes                              -23.62%                -20.40%
================================================================================

================================================================================
                                              1 YEAR ENDED         5 YEARS ENDED
                                                12/31/2002            12/31/2002
VIPER SHARES                          (or since inception)  (or since inception)
--------------------------------------------------------------------------------
VANGUARD TOTAL STOCK MARKET INDEX FUND
(Inception May 24, 2001)
 Return Before Taxes                              -20.94%                -19.00%

VANGUARD EXTENDED MARKET INDEX FUND
(Inception December 27, 2001)
 Return Before Taxes                              -18.04%                -17.79%
================================================================================

AVERAGE ANNUAL TOTAL RETURN
Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years, or the life of the fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in fund shares. Average annual total returns are quoted to the nearest hundredth of one percent.


AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES)
Average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                              T = (ERV/P)/1/N/ - 1

  Where:

          T =average annual total return
          P =a hypothetical initial investment of $1,000 n =number of years
        ERV =ending redeemable value of a hypothetical $1,000 investment (made at the beginning of the 1-, 5-, or 10-year periods) at the end of the 1-, 5-, and 10-year periods (or fractional portion thereof)

Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period. Adjustments may be made for subsequent recharacterizations of distributions.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

We calculate a fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                            T = (ATV\\D\\/P)/1/N/ - 1

  Where:

          T      =average annual total return (after taxes on distributions)
          P      =a hypothetical initial investment of $1,000
          n      =number of years
          ATV\D\ =ending value of a hypothetical $1,000 investment (made at the beginning of the 1-, 5-, or 10-year periods) at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption

Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)
We calculate a fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formula:

                           T = (ATV\\DR\\/P)/1/N/ - 1

  Where:

          T       =average annual total return (after taxes on distributions and redemption)
          P       =a hypothetical initial investment of $1,000
          n       =number of years
          ATV\DR\ =ending value of a hypothetical $1,000 investment (made at the beginning of the 1-, 5-, or 10-year periods) at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions and redemption

Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10 year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

     (a)  Calculate the capital gain or loss upon  redemption by subtracting the
          tax  basis  from  the  redemption   proceeds   (after   deducting  any
          nonrecurring charges as specified by Instruction 5).

     (b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

     (c) The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     (d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

CUMULATIVE TOTAL RETURN
Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of each Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in each Fund's shares. Cumulative total return is calculated by finding the cumulative rates of a return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1

  Where:

          C   =cumulative total return
          P   =a hypothetical initial investment of $1,000
          ERV =ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period

SEC YIELDS
Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[((A-B)/CD+1)/6 /- 1]

  Where:

          a =dividends and interest earned during the period b =expenses accrued for the period (net of reimbursements) c =the average daily number of shares outstanding during the period that were entitled to receive dividends
          d =the maximum offering price per share on the last day of the period

                     INFORMATION ABOUT THE VIPER SHARE CLASS

Vanguard Total Stock Market Index Fund and Vanguard Extended Market Index Fund (the VIPER Funds) offer and issue an exchange-traded class of shares called VIPER Shares. Each VIPER Fund issues VIPER Shares in large blocks, known as "Creation Units." To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker that is an Authorized Participant. An Authorized Participant is a participant in the Depository Trust Company (DTC) that has executed a Participant Agreement with Vanguard Marketing Corporation, the Funds' Distributor.

     Each VIPER Fund issues Creation Units in kind, in exchange for a basket of stocks that are part of--or soon to be part of--its target index (Deposit Securities). Each VIPER Fund also redeems Creation Units in kind; an investor who tenders a Creation Unit will receive, as redemption proceeds, a basket of stocks that are part of the Fund's portfolio holdings (Redemption Securities). The Deposit Securities and the Redemption Securities will usually, but may not necessarily always, be the same. As part of any creation or redemption transaction, the investor will either pay or receive some cash in addition to the securities, as described more fully below. Each VIPER Fund reserves the right to issue Creation Units for cash, rather than in kind, although each has no current intention of doing so.


EXCHANGE LISTING AND TRADING
Total Stock Market VIPERs and Extended Market VIPERs have been approved for listing on the American Stock Exchange (AMEX) and will trade on the AMEX at market prices that may differ from net asset value.

     There can be no assurance that, in the future, VIPER Shares will continue to meet all of the AMEX's listing requirements. The AMEX may, but is not required to, delist a Fund's VIPER Shares from listing if: (1) following the initial 12-month period beginning upon the commencement of trading, there are fewer than 50 beneficial owners of the VIPER Shares for 30 or more consecutive trading days; (2) the value of the target index tracked by the Fund (the
Wilshire  5000  Index  for  Total  Stock  Market  VIPERs  or the  Wilshire  4500
Completion Index for Extended Market VIPERs) is no longer calculated or available; or (3) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will also delist a Fund's VIPER Shares upon termination of the VIPER Share class.

     As with any stock traded on an exchange, purchases and sales of VIPER Shares will be subject to usual and customary brokerage commissions.

CONVERSIONS AND EXCHANGES
Owners of conventional shares issued by a VIPER Fund (Investor, Admiral, and Institutional Shares) may convert those shares into VIPER Shares of equivalent value of the same fund. Note: Investors who own conventional shares through a 401(k) plan or other employer-sponsored retirement or benefit plan may not convert those shares into VIPER Shares. Vanguard will impose a charge on conversion transactions and reserves the right, in the future, to limit or terminate the conversion privilege. VIPER Shares, whether acquired through a conversion or purchased in the secondary market, cannot be converted into shares of another class of the same fund.

     NOTE FOR INVESTORS IN VANGUARD INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND:
Owners of shares issued by Vanguard Institutional Total Stock Market Index Fund CANNOT convert their shares into VIPER Shares of Vanguard Total Stock Market Index Fund because the Funds are separate and distinct. Vanguard Institutional Total Stock Market Index Fund does not issue VIPER Shares.

     Investors that are not Authorized Participants must hold VIPER Shares in a brokerage account. Thus, before converting conventional shares into VIPER Shares, an investor must have an existing, or open a new, brokerage account. To initiate a conversion of conventional shares into VIPER Shares, an investor must contact her broker. The broker may charge a fee, over and above Vanguard's fee, to process a conversion request.

     Converting conventional shares into VIPER Shares generally is accomplished as follows. First, after the broker notifies Vanguard of an investor's request to convert, Vanguard will transfer conventional shares from the investor's account with Vanguard to the broker's omnibus account with Vanguard (an account maintained by the broker on behalf of all its customers who hold conventional Vanguard fund shares through the broker). At this point, Vanguard will no longer have any record of the investor; her ownership of conventional shares and VIPER Shares will be known only to her broker. Next, the broker will instruct Vanguard to convert the appropriate amount of conventional shares in its omnibus account into VIPER Shares of equivalent value. These shares will be held in an account at Vanguard in the name of DTC. (DTC will keep track of which VIPER Shares belong to the broker and the broker, in turn, will keep track of which VIPER Shares belong to its customers.) Because DTC is unable to handle fractional shares, only whole shares will be converted. For example, if the investor owned
300.250 conventional shares, and this was equivalent in value to 90.750 VIPER Shares, the DTC account would receive 90 VIPER Shares. Conventional shares worth
0.750 VIPER Shares (in this example, that would be 2.481 conventional shares) would remain in the broker's omnibus account with Vanguard. The broker then could either (i) take certain internal actions necessary to credit the investor's account with 0.750 VIPER Shares rather than 2.481 conventional shares, or (ii) redeem the 2.481 conventional shares at net asset value, in which case the investor would receive cash in lieu of those shares. If the broker chooses to redeem the conventional shares, the investor will realize a gain or loss on the redemption that must be reported on her tax return (unless she holds the shares in an IRA or other tax-deferred account). Investors should consult their brokers for information on how the brokers will handle the conversion process, including whether they will impose a fee to process a conversion.

     The conversion process works differently if the investor opts to hold VIPER Shares through an account at Vanguard Brokerage Services/(R)/ (VBS/(R)/). If the investor converts her conventional shares to VIPER Shares through VBS, all conventional shares for which she requests conversion will be converted into the equivalent amount of VIPER Shares. Because no fractional shares will have to be sold, the transaction will be 100% tax-free.

     Here are some important points to keep in mind when converting conventional shares of a VIPER Fund into VIPER Shares:

- The conversion transaction is nontaxable except, as applicable, to the limited extent described above.

- The conversion process can take anywhere from several days to several weeks, depending on the broker. Vanguard generally will process conversion requests, once received, on the same or next business day, although processing may take up to three business days depending on when the conversion request is received.

- During the conversion process, the investor will remain fully invested in the Fund's conventional shares, and her investment will increase or decrease in value in tandem with the net asset value of those shares.

- During the conversion process, the investor will be able to liquidate all or part of her investment by instructing Vanguard or her broker (depending on whether her shares are held in her own account or her broker's omnibus account) to redeem her conventional shares. After the conversion process is complete, the investor will be able to liquidate all or part of her investment by instructing her broker to sell her VIPER Shares.

BOOK ENTRY ONLY SYSTEM
Vanguard(R)Total Stock Market VIPERs(TM) and Vanguard/(R)/ Extended Market VIPERs(TM) are registered in the name of the DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. DTC is a limited-purpose trust company that was created to hold securities of its participants (the DTC Participants) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (NYSE), the AMEX and the National Association of Securities Dealers (NASD). Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the Indirect Participants).

     Beneficial ownership of VIPER Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in VIPER Shares (owners of such beneficial interests are referred to herein as Beneficial Owners) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of VIPER Shares.

     Each VIPER Fund recognizes DTC or its nominee as the record owner of all VIPER Shares for all purposes. Beneficial Owners of VIPER Shares are not entitled to have VIPER Shares registered in their names, and will not receive or be entitled to physical delivery of share certificates. Each Beneficial Owner must rely on the procedures of DTC and any DTC Participant and/or Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of VIPER Shares.

     Conveyance of all notices, statements, and other communications to Beneficial Owners is effected as follows. DTC will make available to the Trust upon request and for a fee a listing of the VIPER Shares of each Fund held by each DTC Participant. The Trust shall obtain from each such DTC Participant the number of Beneficial Owners holding VIPER Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement, or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

     Share distributions shall be made to DTC or its nominee as the registered holder of all VIPER Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in VIPER Shares of the appropriate Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of VIPER Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

     The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such VIPER Shares, or for maintaining, supervising, or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

     DTC may determine to discontinue providing its service with respect to VIPER Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such replacement is unavailable, to issue and deliver printed certificates
representing   ownership  of  VIPER   Shares,   unless  the  Trust  makes  other
arrangements with respect thereto satisfactory to the AMEX (or such other exchange on which VIPER Shares may be listed).

PURCHASE AND ISSUANCE OF VIPER SHARES IN CREATION UNITS
The VIPER Funds issue and sell VIPER Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day, of an order in proper form. The VIPER Funds will not issue fractional Creation Units.

     A Business Day is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

FUND DEPOSIT
The consideration for purchase of a Creation Unit from a VIPER Fund generally consists of the in kind deposit of a designated portfolio of equity securities (the Deposit Securities) and an amount of cash (the Cash Component) consisting of a Balancing Amount (described below) and a Transaction Fee (also described below). Together, the Deposit Securities and the Cash Component constitute the Fund Deposit.

     The Balancing Amount is an amount equal to the difference between the net asset value (NAV) of a Creation Unit and the market value of the Deposit Securities (the Deposit Amount). It ensures that the NAV of a Fund Deposit (not including the Transaction Fee) is identical to the NAV of the Creation Unit it is used to purchase. If the Balancing Amount is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities), then that amount will be paid by the purchaser to the Fund in cash. If the Balancing Amount is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities), then that amount will be paid by the Fund to the purchaser in cash (except as offset by the Transaction Fee, described below).

     Vanguard, through the National Securities Clearing Corporation (NSCC) (discussed below), makes available on each Business Day, immediately prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit for each VIPER Fund (based on information at the end of the previous Business Day). The Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of a VIPER Fund until such time as the next-announced Fund Deposit composition is made available. Each VIPER Fund reserves the right to accept a nonconforming Fund Deposit.

     The identity and number of shares of the Deposit Securities required for a Fund Deposit may change to reflect rebalancing adjustments and corporate actions by a Fund, or in response to adjustments to the weighting or composition of the component stocks of the relevant target index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery, may not be eligible for transfer through the Clearing Process (discussed below), or may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which an Authorized Participant is acting. Brokerage commissions incurred in connection with acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be an expense of the Fund. However, Vanguard may adjust the Transaction Fee (described below) to protect existing shareholders from this expense.

     All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the appropriate VIPER Fund, and the Fund's determination shall be final and binding.

PROCEDURES FOR PURCHASING CREATION UNITS
To be eligible to place orders with the Distributor and to purchase Creation Units from a VIPER Fund, you must be an Authorized Participant, i.e., a DTC Participant that has executed an agreement with the Trust's Distributor governing the purchase and redemption of Creation Units (the Participant Agreement). Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant in order to purchase or redeem a Creation Unit. If your broker is not a DTC Participant or has not executed a Participant Agreement, it will have to place your order through an Authorized Participant, which may result in additional charges to you. For a current list of Authorized Participants, contact the Distributor.

     An Authorized Participant may place an order to purchase (or redeem) Creation Units of a VIPER Fund either (i) through the Continuous Net Settlement
(CNS) clearing processes of NSCC as such processes have been enhanced to effect purchases (and redemptions) of Creation Units, such processes being referred to herein as the Clearing Process, or (ii) outside the Clearing Process. To purchase or redeem through the Clearing Process, an Authorized Participant must be a member of NSCC that is eligible to use the Continuous Net Settlement system. Purchases (and redemptions) of Creation Units cleared through the Clearing Process will be subject to a lower Transaction Fee than those cleared outside the Clearing Process.

     To initiate a purchase order for a Creation Unit, whether through the Clearing Process or outside the Clearing Process, an Authorized Participant must give notice to the Distributor. The order must be in proper form and must be received by the Distributor prior to the closing time of the regular trading session on the NYSE (Closing Time) (ordinarily 4 p.m., Eastern time) to receive that day's NAV. The date on which an order to purchase (or redeem) Creation Units is placed is referred to as the Transmittal Date. Orders must be transmitted by an Authorized Participant by a transmission method acceptable to the Distributor pursuant to procedures set forth in the Participation Agreement.

     Purchase orders effected outside the Clearing Process are likely to require transmittal by the Authorized Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

     Neither the Trust, the Distributor, nor any affiliated party will be liable to an investor who is unable to submit a purchase (or redemption) order by Closing Time, even if the problem is the responsibility of one of those parties (e.g., the Distributor's phone systems or fax machines were not operating properly.)

     If you are not an Authorized Participant, you must place your purchase order with an Authorized Participant in a form acceptable to such Authorized Participant. In addition, the Authorized Participant may request that you make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash when required. You should afford sufficient time to permit proper submission of the order by the Authorized Participant to the Distributor prior to Closing Time on the Transmittal Date.

PLACEMENT OF PURCHASE ORDERS USING CLEARING PROCESS
For purchase orders placed through the Clearing Process, the Authorized Participant Agreement authorizes the Distributor to transmit through the Transfer Agent or Index Receipt Agent to NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant's purchase order. Pursuant to such trade instructions to NSCC, the Authorized Participant agrees to deliver the requisite Deposit Securities and the Cash Component to the appropriate VIPER Fund, together with such additional information as may be required by the Distributor.

     An order to purchase Creation Units through the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund next determined on that day. An order to purchase Creation Units through the Clearing Process made in proper form but received after Closing Time on the Transmittal Date will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on that day. The Deposit Securities and the Cash Component will be transferred by the third NSCC Business Day following the date on which the purchase request is deemed received.

PLACEMENT OF PURCHASE ORDERS OUTSIDE CLEARING PROCESS
An Authorized Participant that wishes to place an order to purchase Creation Units outside the Clearing Process must state that it is not using the Clearing Process and that the purchase instead will be effected through a transfer of securities and cash directly through DTC. An order to purchase Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. If a Fund's custodian does not receive the Deposit Securities and Cash Component by the settlement date (T+3 unless otherwise agreed), the Fund shall be entitled to cancel the purchase order and/or charge the purchaser for any costs (including investment losses, attorney's fees, and interest) sustained by the Fund as a result of the late delivery or failure to deliver.

     A VIPER Fund may issue Creation Units to a purchaser before receiving some or all of the Deposit Securities if the purchaser deposits, in addition to the available Deposit Securities and the Cash Component, cash totaling at least 115% of the market value of the undelivered Deposit Securities (the Additional Cash Deposit). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to Closing Time on such date and federal funds in the appropriate amount are deposited with the Custodian by 11 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4 p.m. or federal funds in the appropriate amount are not received by 11 a.m. the next Business Day, then the Fund may reject the order and the investor shall be liable to the Fund for losses, if any, resulting therefrom. Pending delivery of the missing Deposit
Securities, the purchaser must deposit additional cash with the Fund to the extent necessary to maintain the Additional Cash Deposit in an amount at least equal to 115% of the daily marked-to-market value of the missing Deposit Securities. If the purchaser fails to deliver missing Deposit Securities by 1 p.m. on the third Business Day following the day on which the purchase order is deemed received by the Distributor, or fails to pay additional money to maintain the Additional Cash Deposit at 115% of the marked-to-market value of the missing securities within one Business Day following notification by the Distributor that such a payment is required, the Fund may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Fund for the costs incurred by the Fund in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor, plus the brokerage and related transaction costs associated with such purchases. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Fund. In addition, the Fund will be entitled to collect a transaction fee of $4,000 in all such cases. The delivery of Creation Units so purchased will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

REJECTION OF PURCHASE ORDERS
Each of the VIPER Funds reserves the absolute right to reject a purchase order transmitted to it by the Distributor. By way of example, and not limitation, a VIPER Fund will reject a purchase order if:

-    the order is not in proper form;

- the investor(s), upon obtaining the VIPER Shares ordered, would own 80% or more of the total combined voting power of all classes of stock issued by the Fund;

- the Deposit Securities delivered are not as disseminated through the facilities of the AMEX for that date by the Custodian, as described above;

- acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund;

- acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;

- acceptance of the Fund Deposit would otherwise, in the discretion of the Fund or Vanguard, have an adverse effect on the Fund or any of its shareholders; or

- circumstances outside the control of the Fund, the Transfer Agent, the Custodian, the Distributor, and Vanguard make it for all practical purposes impossible to process the order. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, Vanguard, the Distributor, DTC, NSCC, or any other participant in the purchase process, and similar extraordinary events.

     The Distributor shall notify the prospective purchaser of a Creation Unit, and/or the Authorized Participant acting on the purchaser's behalf, of its rejection of the purchaser's order. The VIPER Funds, the Transfer Agent, the Custodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of a Fund Deposit, nor shall any of them incur any liability for the failure to give any such notification.

TRANSACTION FEE ON PURCHASES OF CREATION UNITS
Each of the VIPER Funds imposes a transaction fee (payable to the Fund) to compensate the Fund for the transfer and other transaction costs associated with the issuance of Creation Units. For purchases effected through the Clearing Process, the transaction fee is $5,500, regardless of how many Creation Units are purchased. An additional charge of up to $5,500 may be imposed for purchases effected outside the Clearing Process.

     When a VIPER Fund permits a purchaser to substitute cash in lieu of depositing one or more Deposit Securities, the purchaser will be assessed an additional variable charge on the "cash in lieu" portion of its investment. The amount of this variable charge shall be determined by the Fund in its sole discretion, but shall not be more than is reasonably needed to compensate the Fund for the brokerage costs associated with purchasing the relevant Deposit Securities and, if applicable, the estimated market impact costs of purchasing such securities.

REDEMPTION OF VIPER SHARES IN CREATION UNITS
VIPER Shares may be redeemed only in Creation Units; a Fund will not redeem VIPER Shares tendered in less than Creation Unit-size aggregations. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of VIPER Shares to constitute a redeemable Creation Unit. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Redemption requests in good order will receive the NAV next determined after the request is made.

     An investor tendering a Creation Unit generally will receive redemption proceeds consisting of (1) a basket of Redemption Securities, plus (2) a Cash Redemption Amount equal to the difference between (x) the NAV of the Creation Unit being redeemed, as next determined after receipt of a request in proper form, and (y) the value of the Redemption Securities, less (3) a Redemption Transaction Fee (described below). If the Redemption Securities have a value greater then the NAV of a Creation Unit, the redeeming investor would pay the Cash Redemption Amount to the Fund, rather than receiving such amount from the Fund.

     Vanguard, through the NSCC, makes available immediately prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Redemption Securities that will be used (subject to possible amendment or correction) to satisfy redemption requests received in proper form (as defined below) on that day. The basket of Redemption Securities provided to an investor redeeming a Creation Unit may not be identical to the basket of Deposit Securities required of a investor purchasing a Creation Unit. If a Fund and a redeeming investor mutually agree, the Fund may provide the investor with a basket of Redemption Securities that differs from the composition of the redemption basket published through NSCC.

TRANSACTION FEES ON REDEMPTIONS OF CREATION UNITS
Each of the VIPER Funds imposes a transaction fee (payable to the Fund) to compensate the Funds for the transfer and other transaction costs associated with the redemption of Creation Units. For redemptions effected through the Clearing Process, the transaction fee is $5,500, regardless of how many Creation Units are redeemed. An additional charge of up to $5,500 may be imposed for redemptions effected outside the Clearing Process.

     When a VIPER Fund permits a redeeming investor to receive cash in lieu of one or more Redemption Securities, the investor will be assessed an additional variable charge on the "cash in lieu" portion of its redemption. The amount of this variable charge shall be determined by the Fund in its sole discretion, but shall not be more than is reasonably needed to compensate the Fund for the brokerage costs associated with selling portfolio securities to raise the necessary cash and, if applicable, the estimated market impact costs of selling such securities.

PLACEMENT OF REDEMPTION ORDERS USING CLEARING PROCESS
An order to redeem Creation Units through the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Such order will be effected based on the NAV of the Fund next determined on that day. An order to redeem Creation Units through the Clearing Process made in proper form but received by a Fund after Closing Time on the Transmittal Date will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on that day. The Redemption Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which the redemption request is deemed received.

PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS
An Authorized Participant that wishes to place an order to redeem a Creation Unit outside the Clearing Process must state that it is not using the Clearing Process and that redemption instead will be effected through a transfer of VIPER Shares directly through DTC. An order to redeem a Creation Unit of a VIPER Fund outside the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Fund's Transfer Agent prior to the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. If the Fund's custodian does not receive the required number of VIPER Shares from the redeeming investor by the settlement date (T+3 unless otherwise agreed), the Fund shall be entitled to charge the redeeming investor for any costs (including investment losses, attorney's fees, and interest) sustained by the Fund as a result of the late delivery or failure to deliver.

     After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the Redemption Securities and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent.

     The calculation of the value of the Redemption Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under "Calculation of Net Asset Value," computed on the Business Day on which a redemption order is deemed received by the Transfer Agent. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by an Authorized Participant prior to the Closing Time on the Transmittal Date, then the value of the Redemption Securities and the Cash Redemption Amount will be determined by the Custodian on such Transmittal Date.

     Each of the VIPER Funds reserves the right, in its sole discretion, to require or permit a redeeming investor to receive its redemption proceeds in cash. In such cases, the investor would receive a cash payment equal to the net asset value of its VIPER Shares based on the NAV of those shares next determined after the redemption request is received in proper form (minus a transaction fee, including a charge for cash redemptions, described above).

     If a redeeming investor (or an Authorized Participant through which it is acting) is subject to a legal restriction with respect to a particular stock included in the basket of Redemption Securities, such investor may be paid an equivalent amount of cash in lieu of the stock. In addition, each VIPER Fund reserves the right to redeem Creation Units partially for cash to the extent that the Fund could not lawfully deliver one or more Redemption Securities or could not do so without first registering such securities under federal or state law.

                              FINANCIAL STATEMENTS


Each Fund's Financial Statements for the year ended December 31, 2002, appearing in the Funds' 2002 Annual Reports to Shareholders, and the reports thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of each Fund's performance, please see the Funds' Annual Reports to Shareholders, which may be obtained without charge.


                               COMPARATIVE INDEXES

Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies.

     Each of the investment company members of The Vanguard Group uses one or more of the following unmanaged indexes for comparative performance purposes.

     ASSET ALLOCATION COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 65% Standard & Poor's 500 Index and 35% Lehman Brothers Long Treasury Index.

     AVERAGE  1-2  YEAR  MUNICIPAL   FUND--An  industry   benchmark  of  average
adjustable  short  municipal  funds  with  similar  investment   objectives  and
policies, as measured by Lipper Inc.

     AVERAGE 1-5 YEAR GOVERNMENT FUND--An industry benchmark that includes funds with U.S. Treasury and agency obligations with similar investment objectives and policies and maturities of 1 to 5 years, as measured by Lipper Inc.

     AVERAGE 1-5 YEAR INVESTMENT-GRADE FUND--An industry benchmark of average 1-5 year investment-grade funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE 1-5 YEAR MUNICIPAL FUND--An industry benchmark that includes funds with investment-grade tax-exempt bonds that are issued by state and local governments with similar investment objectives and policies and have maturities of 1 to 5 years, as measured by Lipper Inc.

     AVERAGE ADJUSTED SHORT MUNICIPAL DEBT FUND--An industry benchmark of average adjustable short municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE BALANCED FUND--An industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE CALIFORNIA INTERMEDIATE MUNICIPAL DEBT FUND--An industry benchmark that includes intermediate-term California municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE CALIFORNIA INSURED MUNICIPAL DEBT FUND--An industry benchmark of average California municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average California tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE CONVERTIBLE SECURITIES FUND--An industry benchmark of funds with convertible securities rated B or better by Standard & Poor's, with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE CORPORATE A-RATED FUND--An industry benchmark of average corporate A-rated funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE EMERGING MARKETS FUND--An industry benchmark of average emerging markets funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE EQUITY INCOME FUND--An industry benchmark of average equity income funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE EUROPEAN REGION FUND---An industry benchmark of average European region funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE FLORIDA INSURED MUNICIPAL DEBT FUND--An industry benchmark of average Florida municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE FLEXIBLE FUND--An industry benchmark of average flexible funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE GENERAL GOVERNMENT FUND--An industry benchmark of average general government funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE GENERAL MUNICIPAL FUND--An industry benchmark of average general municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE GENERAL TREASURY FUND--An industry benchmark of average general treasury funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE GLOBAL FUND---An industry benchmark of average global funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE GNMA FUND--An industry benchmark that includes funds of mortgage-backed pass-through securities of the Government National Mortgage Association, with similar investment objectives and policies; these securities are based on pools of 15- and 30-year fixed-rate home mortgages, as measured by Lipper Inc.

     AVERAGE GOLD-ORIENTED FUND--An industry benchmark of funds that track the performance of companies around the world, with similar investment objectives and policies, that are engaged in the mining, processing, or marketing of gold, other precious metals, and rare minerals, as measured by Lipper Inc.

     AVERAGE GOVERNMENT MONEY MARKET FUND--An industry benchmark of average government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE HEALTH/BIOTECHNOLOGY FUND--An industry benchmark of funds that track the stocks of the health care companies within the S&P 500 Index, as measured by Lipper Inc.

     AVERAGE HIGH-CURRENT-YIELD FUND--An industry benchmark of average high current yield funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE HIGH YIELD MUNICIPAL FUND--An industry benchmark of average high-yield municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE INCOME FUND--An industry benchmark of average income funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE  INSTITUTIONAL  MONEY MARKET FUND--An industry benchmark of average
institutional  money  market  funds  with  similar  investment   objectives  and
policies, as measured by Lipper Inc.

     AVERAGE INSURED MUNICIPAL FUND--An industry benchmark of average insured municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE INTERMEDIATE GOVERNMENT FUND--An industry benchmark of average intermediate government funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE  INTERMEDIATE   INVESTMENT-GRADE  FUND--An  industry  benchmark  of
average intermediate investment-grade funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE INTERMEDIATE MUNICIPAL FUND--An industry benchmark of average intermediate municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE INTERMEDIATE TREASURY FUND--An industry benchmark of average intermediate treasury funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE INTERNATIONAL FUND--An industry benchmark of average international funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE JAPAN/PACIFIC REGION FUND--An industry benchmark of average pacific region funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE LARGE-CAP CORE FUND--An industry benchmark of average large-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE LARGE-CAP GROWTH FUND--An industry benchmark of average large-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE LARGE-CAP VALUE FUND--An industry benchmark of average large-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MASSACHUSETTS MUNICIPAL DEBT FUND--An industry benchmark of average Massachusetts municipal debt funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MID-CAP CORE FUND--An industry benchmark of average mid-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MID-CAP VALUE FUND--An industry benchmark of average mid-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MONEY MARKET FUND--An industry benchmark of average money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MULTI-CAP CORE FUND--An industry benchmark of average multi-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MULTI-CAP GROWTH FUND--An industry benchmark of average multi-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE MULTI-CAP VALUE FUND--An industry benchmark of average multi-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE NATURAL RESOURCES FUND--An industry benchmark of average natural resources funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE NEW JERSEY MUNICIPAL DEBT FUND--An industry benchmark of average New Jersey municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE NEW JERSEY TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average New Jersey tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE NEW YORK INSURED MUNICIPAL DEBT FUND--An industry benchmark of average New York municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE NEW YORK  TAX-EXEMPT  MONEY MARKET FUND--An  industry  benchmark of
average  New  York  tax-exempt  money  market  funds  with  similar   investment
objectives and policies, as measured by Lipper Inc.

     AVERAGE OHIO MUNICIPAL DEBT FUND--An industry benchmark of average Ohio municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE OHIO TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average Ohio tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE PENNSYLVANIA MUNICIPAL DEBT FUND--An industry benchmark of average Pennsylvania municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average Pennsylvania tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE PACIFIC REGION FUND--An industry benchmark of average pacific region funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE REAL ESTATE FUND--An industry benchmark of average real estate funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE SHORT TREASURY FUND--An industry benchmark of average short treasury funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE SMALL-CAP CORE FUND--An industry benchmark of average small-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE SMALL-CAP GROWTH FUND--An industry benchmark of average small-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE SMALL-CAP VALUE FUND--An industry benchmark of average small-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE TAX-EXEMPT MONEY MARKET FUND--An industry benchmark of average tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE U.S. TREASURY MONEY MARKET FUND--An industry benchmark of average U.S. treasury money market funds with similar investment objectives and policies, as measured by Lipper Inc.

     AVERAGE UTILITY FUND--An industry benchmark of average utility funds with similar investment objectives and policies, as measured by Lipper Inc.

     BALANCED COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 60% Wilshire 5000 Index and 40% Lehman Brothers Aggregate Bond Index.

     CALVERT   SOCIAL   INDEX--A   socially   screened   index  of  large-   and
mid-capitalization U.S. stocks that is provided by the Calvert Group of Bethesda, Maryland.

     CONSERVATIVE GROWTH COMPOSITE AVERAGE--A composite fund average weighted 40% average fixed income fund, 35% average general equity fund, 20% average money market fund, and 5% average international fund. Derived from data provided by Lipper Inc.

     CONSERVATIVE GROWTH COMPOSITE INDEX--Made up of four unmanaged benchmarks, weighted 40% Lehman Brothers Aggregate Bond Index, 35% Wilshire 5000 Index, 20% Salomon Smith Barney 3-Month Treasury Index, and 5% Morgan Stanley Capital International Europe Australasia Far East Index.

     CREDIT SUISSE FIRST BOSTON CONVERTIBLE SECURITIES INDEX--An industry benchmark that includes convertible securities rated B or better by Standard & Poor's.

     GROWTH  COMPOSITE  AVERAGE--A  composite fund average  weighted 65% average
general   equity  fund,   20%  average  fixed  income  fund,   and  15%  average
international fund. Derived from data provided by Lipper Inc.

     GROWTH COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 65% Wilshire 5000 Index, 20% Lehman Brothers Aggregate Bond Index, and 15% Morgan Stanley Capital International Europe Australasia Far East Index.

     GROWTH FUND STOCK INDEX--Tracks the performance of the average common stock holdings of the 50 largest growth-oriented mutual funds.

     IMONEYNET MONEY FUND REPORT'S AVERAGE 100% TREASURY FUND--Contains weekly summary of asset, yield, average maturity, and portfolio holdings data for the industry benchmark Money Fund Report Averages.

     INCOME COMPOSITE AVERAGE--A composite fund average weighted 60% averaged fixed income fund, 20% average general equity fund, and 20% average money market fund. Derived from data provided by Lipper Inc.

     INCOME COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 60% Lehman Brothers Aggregate Bond Index, 20% Wilshire 5000 Index, and 20% Salomon Smith Barney 3-Month Treasury Index.

     LEHMAN BROTHERS 1-5 YEAR GOVERNMENT/CREDIT BOND INDEX--Includes U.S. Treasury and agency obligations, as well as investment-grade (rated Baa3 or above by Moody's) corporate and international dollar-denominated bonds, all having maturities of 1 to 5 years.

     LEHMAN BROTHERS 1-5 YEAR U.S. CREDIT INDEX--Includes investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's) with maturities of 1 to 5 years.

     LEHMAN BROTHERS 1-5 YEAR U.S. GOVERNMENT BOND INDEX--Includes U.S. Treasury and agency obligations with maturities of 1 to 5 years.

     LEHMAN BROTHERS 1-5 YEAR U.S. TREASURY BOND INDEX--Includes U.S. Treasury obligations with maturities of 1 to 5 years.

     LEHMAN BROTHERS 3 YEAR MUNICIPAL BOND INDEX--Includes investment-grade tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 2 to 4 years.

     LEHMAN BROTHERS 5-10 YEAR GOVERNMENT/CREDIT BOND INDEX--Includes U.S. Treasury and agency obligations, as well as investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's), all having maturities of 5 to 10 years.

     LEHMAN BROTHERS 5-10 YEAR U.S. CREDIT INDEX--Includes investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's) with maturities of 5 to 10 years.

     LEHMAN BROTHERS 5-10 YEAR U.S. TREASURY BOND INDEX--Includes U.S. Treasury obligations with maturities of 5 to 10 years.

     LEHMAN BROTHERS 7 YEAR MUNICIPAL BOND INDEX--Includes investment-grade tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 6 to 8 years.

     LEHMAN BROTHERS 10 YEAR MUNICIPAL BOND INDEX--Includes investment-grade tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 8 to 12 years.

     LEHMAN BROTHERS AGGREGATE BOND INDEX--The broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with investment-grade ratings (rated Baa3 or above by Moody's) and maturities of 1 year or more.

     LEHMAN BROTHERS CREDIT A OR BETTER BOND INDEX--Includes high-quality corporate and international dollar-denominated bonds (rated A or above by Moody's) with a broad range of maturities.

     LEHMAN BROTHERS GNMA BOND INDEX--Includes mortgage-backed pass-through securities of the Government National Mortgage Association; these securities are based on pools of 15- and 30-year fixed-rate home mortgages.

     LEHMAN BROTHERS HIGH YIELD BOND INDEX--Includes mainly corporate bonds with credit ratings at or below Ba1 (Moody's) or BB+ (Standard & Poor's); these issues are considered below-investment-grade.

     LEHMAN BROTHERS LONG CREDIT A OR BETTER BOND INDEX--Includes top-quality corporate and international dollar-denominated bonds (rated A or above by Moody's) with maturities of 10 years or more.

     LEHMAN BROTHERS LONG GOVERNMENT/CREDIT BOND INDEX--Includes U.S. Treasury and agency obligations, as well as investment-grade corporate bonds and international dollar-denominated bonds (rated Baa3 or above by Moody's), all having maturities of 10 years or more.

     LEHMAN BROTHERS LONG U.S. TREASURY BOND INDEX--Includes U.S. Treasury obligations with maturities of 10 years or more.

     LEHMAN  BROTHERS  MUNICIPAL  BOND  INDEX--Includes  most   investment-grade
tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments in the United States.

     LEHMAN  BROTHERS  U.S.  TREASURY   INFLATION  NOTES   INDEX--Includes   the
inflation-indexed securities within the Lehman Brothers Treasury Index, which represents U.S. Treasury obligations with maturities of more than 1 year.

     MODERATE GROWTH COMPOSITE AVERAGE--A composite fund average weighted 50% average general equity fund, 40% averaged fixed income fund, and 10% average international fund. Derived from data provided by Lipper Inc.

     MODERATE GROWTH COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 50% Wilshire 5000 Index, 40% Lehman Brothers Aggregate Bond Index, and 10% Morgan Stanley Capital International Europe Australasia Far East Index.

     MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD INDEX FREE--Tracks stock markets in countries included in the MSCI EAFE Index plus the United States, Canada, and a number of emerging markets.

     MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY WORLD INDEX FREE EX USA--Includes both developed markets (minus the United States) and emerging markets from around the globe. Tracking stock markets in 48 nations, it is a good representation of the overall international equity market.

     MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX--Free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX--Tracks stocks in more than 15 developed European markets.

     MORGAN STANLEY CAPITAL  INTERNATIONAL EUROPE,  AUSTRALASIA,  FAR EAST (MSCI
EAFE) INDEX--Tracks more than 1,000 stocks from more than 20 developed markets in Europe, Australia, Asia, and the Pacific region.

     MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST GROWTH INDEX--Measures the performance of those stocks within the MSCI EAFE Index that have higher price/book ratios.

     MORGAN STANLEY CAPITAL INTERNATIONAL PACIFIC INDEX--Tracks stocks from developed Pacific Rim markets.

     MORGAN STANLEY REAL ESTATE INVESTMENT TRUST (REIT) INDEX--Tracks more than 1,000 real estate investment trusts that meet size and liquidity criteria specified by Morgan Stanley.

     RUSSELL 1000 INDEX--Measures the performance of the 1,000 largest companies in the Russell 3000 Index.

     RUSSELL 1000 GROWTH INDEX--Measures the performance of those Russell 1000 Index companies with higher price/ book ratios and higher predicted growth rates.

     RUSSELL 1000 VALUE INDEX--Measures the performance of those Russell 1000 Index companies with lower price/book ratios and lower predicted growth rates.

     RUSSELL  2500   INDEX--Measures  the  performance  of  the  2,500  smallest companies in the Russell 3000 Index.

     RUSSELL 2500 GROWTH INDEX--Measures the performance of those Russell 2500 Index companies with higher price/ book ratios and higher predicted growth rates.

     RUSSELL  2000   INDEX--Measures  the  performance  of  the  2,000  smallest companies in the Russell 3000 Index.

     RUSSELL 2000 GROWTH INDEX--Measures the performance of those Russell 2000 Index companies with higher price/ book ratios and higher predicted growth rates.

     RUSSELL 2800 INDEX--Consists of the Russell 3000 Index (the 3,000 largest U.S. stocks) minus the largest 200.

     RUSSELL 3000 GROWTH INDEX--Measures the performance of those Russell 3000 Index companies with higher price/ book ratios and higher predicted growth rates.

     RUSSELL 3000 INDEX--Measures the performance of the 3,000 largest U.S. companies.

     RUSSELL 3000 VALUE INDEX--Measures the performance of those Russell 3000 Index companies with lower price/ book ratios and lower predicted growth rates.

     RUSSELL MIDCAP GROWTH INDEX--Measures the performance of those Russell Midcap Index companies with higher price/book ratios and higher predicted growth rates.

     RUSSELL  MIDCAP   INDEX--Measures  the  performance  of  the  800  smallest
companies in the Russell 1000 Index.

     RUSSELL MIDCAP VALUE INDEX--Measures the performance of those Russell Midcap Index companies with lower price/book ratios and lower predicted growth rates.

     SALOMON  SMITH  BARNEY  3-MONTH  U.S.   TREASURY  BILL   INDEX--Tracks  the
performance of short-term U.S. government debt instruments.

     SALOMON SMITH BARNEY BROAD MARKET INDEX--Tracks the performance of the U.S. broad market.

     SALOMON SMITH BARNEY EXTENDED MARKET EUROPE AND PACIFIC (EM EPAC) INDEX--Measures the performance of the smallest companies from the European and Pacific countries represented in the Salomon Smith Barney Broad Market Index. The EM EPAC Index represents the bottom 20% of the total market capital of each country.

     SALOMON SMITH BARNEY WORLD EQUITY GOLD INDEX--Tracks the performance of companies around the world that are engaged in the mining, processing, or marketing of gold, other precious metals, and rare minerals.

     SELECT EMERGING MARKETS FREE INDEX--This composite includes stocks that can be bought free of restrictions in 15 emerging markets of Europe, Asia, Africa, and Latin America (95%), and a cash component (5%) based on the Average Money Market Fund. This index is administered by MSCI exclusively for Vanguard.

     STANDARD & POOR'S (S&P) 500 INDEX--A widely used barometer of U.S. stock market performance; as a market-weighted index of leading companies in leading industries, it is dominated by large-capitalization companies.

     STANDARD & POOR'S 500/BARRA GROWTH INDEX--Includes those stocks of the S&P 500 Index that have higher price/ book ratios; these stocks generally offer lower-than-average dividend yields.

     STANDARD & POOR'S 500/BARRA VALUE INDEX--Includes those stocks of the S&P 500 Index that have lower price/book ratios; these stocks generally offer higher-than-average dividend yields.

     STANDARD  &  POOR'S   ENERGY  SECTOR   INDEX--Tracks   the  stocks  of  the
energy-related companies within the S&P 500 Index.

     STANDARD & POOR'S HEALTH SECTOR INDEX--Tracks the stocks of the health care companies within the S&P 500 Index.

     STANDARD & POOR'S INTEGRATED TELECOMMUNICATION SERVICES INDEX--Includes the Telecommunications Services industry group (Alternative Carriers and Integrated Telecommunication Equipment) and Wireless Telecommunications Services.

     STANDARD & POOR'S MIDCAP 400/BARRA GROWTH INDEX--Includes those stocks of the S&P MidCap 400 Index that have above average price/earnings and price/book ratios.

     STANDARD & POOR'S MIDCAP 400 INDEX--Includes stocks of 400 medium-sized U.S. companies representing a spectrum of industries. On average, these stocks are smaller than those in the S&P 500 Index.

     STANDARD   &   POOR'S   SMALLCAP   600   INDEX--Includes   stocks   of  600
small-capitalization U.S. companies representing a spectrum of industries. On average, these stocks are smaller than those in the S&P MidCap 400 Index.

     STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX--Includes those stocks of the S&P SmallCap 600 Index that have higher price/book ratios.

     STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX--Includes those stocks of the S&P SmallCap 600 Index that have lower price/book ratios.

     STANDARD  & POOR'S  UTILITIES  INDEX--Includes  the  following  industries:
Electric Utilities; Gas Utilities; Multi-Utilities, and Water Utilities.

     STAR COMPOSITE AVERAGE--An industry benchmark average similarly weighted using the average general equity fund, average fixed income fund, and average money market fund, as measured by Lipper Inc.

     STAR COMPOSITE INDEX--Made up of three unmanaged benchmarks, weighted 62.5% Wilshire 5000 Index, 25% Lehman Brothers Aggregate Bond Index, and 12.5% Salomon Smith Barney 3-Month Treasury Index.

     TARGET REIT COMPOSITE--Consists of the Morgan Stanley REIT Index adjusted to include a 2% cash position (Lipper Money Market Average).

     TAX-MANAGED BALANCED COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 50% Russell 1000 Index and 50% Lehman Brothers 7 Year Municipal Bond Index.

     TOTAL INTERNATIONAL COMPOSITE INDEX--Consists of the MSCI Europe Index plus the MSCI Pacific Index, and the Select Emerging Markets Free Index.


     UTILITIES COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 75% S&P Utilities Index and 25% S&P Integrated Telecommunication Services Index.

     WELLESLEY COMPOSITE INDEX--Made up of four unmanaged benchmarks, weighted 65% Lehman Brothers Credit A or Better Index, 26% S&P 500/Barra Value Index, 4.5% S&P Utilities Index, and 4.5% S&P Integrated Telecommunication Services Index.

     WELLINGTON COMPOSITE INDEX--Made up of two unmanaged benchmarks, weighted 65% S&P 500 Index and 35% Lehman Brothers Credit A or Better Index.

     WILSHIRE 4500 COMPLETION INDEX--Measures the performance of virtually all U.S. mid- and small-capitalization stocks. The index is constructed by removing the S&P 500 Index stocks from the Wilshire 5000 Index.

     WILSHIRE 5000 TOTAL MARKET INDEX--The broadest measure of the U.S. stock market; tracks all stocks publicly traded in the United States for which daily pricing is available.

                                                                 SAI040 042003

                                     PART C

                              VANGUARD INDEX FUNDS
                                OTHER INFORMATION

ITEM 23. EXHIBITS


(a)  Declaration of Trust, amended and restated July 19, 2002, is filed herewith
(b) By-Laws, filed on July 31, 1998, Post-Effective Amendment No. 52, is hereby incorporated by reference.
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d) Investment Advisory Contract, The Vanguard Group, Inc. provides investment advisory services to the Funds at cost pursuant to the Amended and Restated Funds' Service Agreement, refer to Exhibit H below.
(e)  Not applicable
(f) Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information
(g) Custodian Agreement, filed herewith for JP Morgan Chase Bank, N.A., and Wachovia Bank
(h) Amended and Restated Funds' Service Agreement, is filed herewith (i) Not Applicable (j) Consent of Independent Accountants, is filed herewith. (k) Not Applicable (l) Not Applicable (m) Not Applicable (n) Rule 18f-3 Plan, filed on April 11, 2002, Post-Effective Amendment No. 84, is hereby incorporated by reference.
(o)  Not Applicable
(p) Code of Ethics, filed on April 11, 2002, Post-Effective Amendment No. 84, is hereby incorporated by reference.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.


ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Investment advisory services are provided to the Registrant on an at-cost basis by The Vanguard Group, Inc., a jointly-owned subsidiary of the Registrant and the other funds in The Vanguard Group of Investment Companies. See the information concerning The Vanguard Group, Inc. set forth in Parts A and B. For information as to any other business, vocation or employment of a substantial nature in which each director or officer of the Registrant's investment advisor is or has been engaged for his own account or in the capacity of officer, employee, partner or trustee, reference is made to Form ADV (File #801-11953) filed by it under the Investment Advisers Act of 1940.


ITEM 27. PRINCIPAL UNDERWRITERS

a.     Not Applicable
b.     Not Applicable
c.     Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


The books, accounts and other documents required by Section 31(a) under the 1940 Act and the Rules thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355; and the Registrant's Custodians, Wachovia Bank, N.A. 123 S. Broad Street, PA4942, Philadelphia, PA 19109, and JP Morgan Chase Bank, N.A., New York, NY 10017-20705.



ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.


ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 16th day of April, 2003.


                                         VANGUARD INDEX FUNDS

                                   BY:_____________(signature)________________

                                                   (HEIDI STAM)
                                                 JOHN J. BRENNAN*
                                       CHAIRMAN AND CHIEF EXECUTIVE OFFICER


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES                                TITLE                             DATE
----------------------------------------------------------------------------------------------

By: /S/ JOHN J. BRENNAN                 President, Chairman, Chief         April 16, 2003
----------------------------            Executive Officer, and
 (Heidi Stam)                           Trustee
John J. Brennan*

By:/S/ CHARLES D. ELLIS
----------------------------            Trustee                            April 16, 2003
 (Heidi Stam)
Charles D. Ellis*

By:/S/ RAJIV L. GUPTA
----------------------------            Trustee                            April 16, 2003
     (Heidi Stam)
  Rajiv L. Gupta*

By: /S/ JOANN HEFFERNAN HEISEN
----------------------------            Trustee                            April 16, 2003
     (Heidi Stam)
 JoAnn Heffernan Heisen*

By: /S/ BURTON G. MALKIEL
----------------------------            Trustee                            April 16, 2003
  (Heidi Stam
 Burton G. Malkiel*

By:/S/ ALFRED M. RANKIN, JR.
----------------------------            Trustee                            April 16, 2003
   (Heidi Stam)
 Alfred M. Rankin, Jr.*

By:/S/ J. LAWRENCE WILSON
----------------------------            Trustee                            April 16, 2003
 (Heidi Stam)
J. Lawrence Wilson*

By:  /S/ THOMAS J. HIGGINS              Treasurer,Principal,               April 16, 2003
----------------------------            Financial Officer, and
 (Heidi Stam)                           Officer Accounting
Thomas J. Higgins*



*By Power of Attorney. For Charles D. Ellis, see File Number 33-19446, filed on January 31, 2003; for all other trustees and officers, see File Number 2-57689, filed on December 26, 2002. Incorporated by reference.

                                  EXHIBIT INDEX



Declaration of Trust. . . . . . . . . . . . . . . . . . Ex-99.A

Custodian Agreements. . . . . . . . . . . . . . . . . . Ex-99.G

Amended and Restated Funds' Service Agreement. . . . . .Ex-99.H

Consent of Inpendent Accountants. . . . . . . . . . . . Ex-99.J